UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® 100 Index Fund

August 31, 2007

1.855575.100

HUN-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.5%
Automobiles - 0.4%
Ford Motor Co.	1,628,006	$ 12,714,727
General Motors Corp.	443,948	13,646,962
		26,361,689
Hotels, Restaurants & Leisure - 1.0%
Harrah's Entertainment, Inc.	146,492	12,564,619
McDonald's Corp.	936,854	46,140,060
		58,704,679
Media - 3.3%
CBS Corp. Class B	574,844	18,113,334
Clear Channel Communications, Inc.	389,512	14,513,217
Comcast Corp. Class A	2,442,073	63,713,685
The Walt Disney Co.	1,555,017	52,248,571
Time Warner, Inc.	2,970,518	56,380,432
		204,969,239
Multiline Retail - 0.7%
Target Corp.	668,179	44,053,041
Specialty Retail - 1.1%
Home Depot, Inc.	1,549,142	59,347,630
Limited Brands, Inc.	268,553	6,219,687
		65,567,317
TOTAL CONSUMER DISCRETIONARY		399,655,965
CONSUMER STAPLES - 11.7%
Beverages - 3.3%
Anheuser-Busch Companies, Inc.	596,227	29,453,614
PepsiCo, Inc.	1,278,243	86,958,871
The Coca-Cola Co.	1,576,956	84,808,694
		201,221,179
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	1,211,201	45,807,622
Wal-Mart Stores, Inc.	1,902,294	82,997,087
		128,804,709
Food Products - 1.1%
Campbell Soup Co.	170,259	6,427,277
H.J. Heinz Co.	254,914	11,494,072
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	1,258,773	$ 40,356,262
Sara Lee Corp.	576,438	9,580,400
		67,858,011
Household Products - 3.1%
Colgate-Palmolive Co.	401,376	26,619,256
Procter & Gamble Co.	2,471,012	161,381,794
		188,001,050
Personal Products - 0.2%
Avon Products, Inc.	344,380	11,829,453
Tobacco - 1.9%
Altria Group, Inc.	1,650,451	114,557,804
TOTAL CONSUMER STAPLES		712,272,206
ENERGY - 13.0%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	251,373	21,080,140
Halliburton Co.	717,270	24,810,369
Schlumberger Ltd. (NY Shares)	924,838	89,246,867
		135,137,376
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	1,686,542	148,010,926
ConocoPhillips	1,282,541	105,027,282
El Paso Corp.	549,492	8,720,438
Exxon Mobil Corp.	4,420,521	378,971,266
Williams Companies, Inc.	469,935	14,567,985
		655,297,897
TOTAL ENERGY		790,435,273
FINANCIALS - 19.4%
Capital Markets - 3.6%
Bank New York Mellon Corp.	886,342	35,834,807
Goldman Sachs Group, Inc.	320,534	56,417,189
Lehman Brothers Holdings, Inc.	417,954	22,916,418
Merrill Lynch & Co., Inc.	683,335	50,361,790
Morgan Stanley	827,036	51,582,235
		217,112,439
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 3.8%
Regions Financial Corp.	552,994	$ 17,308,712
U.S. Bancorp, Delaware	1,364,406	44,138,534
Wachovia Corp.	1,501,439	73,540,482
Wells Fargo & Co.	2,620,754	95,762,351
		230,750,079
Consumer Finance - 1.2%
American Express Co.	932,726	54,676,398
Capital One Financial Corp.	324,271	20,967,363
		75,643,761
Diversified Financial Services - 7.8%
Bank of America Corp.	3,482,393	176,487,677
Citigroup, Inc.	3,881,553	181,967,205
JPMorgan Chase & Co.	2,680,682	119,343,963
		477,798,845
Insurance - 3.0%
Allstate Corp.	476,644	26,096,259
American International Group, Inc.	2,035,740	134,358,840
Hartford Financial Services Group, Inc.	248,491	22,093,335
		182,548,434
TOTAL FINANCIALS		1,183,853,558
HEALTH CARE - 10.1%
Biotechnology - 0.7%
Amgen, Inc. (a)	852,785	42,733,056
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	511,256	27,996,379
Covidien Ltd. (a)	388,917	15,490,564
Medtronic, Inc.	903,651	47,748,919
		91,235,862
Health Care Providers & Services - 0.2%
CIGNA Corp.	225,839	11,671,360
Pharmaceuticals - 7.7%
Abbott Laboratories	1,208,745	62,745,953
Bristol-Myers Squibb Co.	1,544,374	45,018,502
Johnson & Johnson	2,272,977	140,447,249
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,700,695	$ 85,323,868
Pfizer, Inc.	5,507,347	136,802,499
		470,338,071
TOTAL HEALTH CARE		615,978,349
INDUSTRIALS - 12.4%
Aerospace & Defense - 3.3%
General Dynamics Corp.	317,676	24,956,627
Honeywell International, Inc.	611,859	34,355,883
Raytheon Co.	348,301	21,364,783
The Boeing Co.	617,886	59,749,576
United Technologies Corp.	780,346	58,237,222
		198,664,091
Air Freight & Logistics - 1.5%
FedEx Corp.	241,535	26,491,559
United Parcel Service, Inc. Class B	831,049	63,043,377
		89,534,936
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	123,792	8,722,384
Industrial Conglomerates - 6.3%
3M Co.	565,157	51,423,635
General Electric Co.	8,073,286	313,808,627
Tyco International Ltd.	388,917	17,174,575
		382,406,837
Machinery - 0.6%
Caterpillar, Inc.	502,530	38,076,698
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	279,451	22,677,449
Norfolk Southern Corp.	308,568	15,801,767
		38,479,216
TOTAL INDUSTRIALS		755,884,162
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	4,764,213	152,073,679
Computers & Peripherals - 6.6%
Apple, Inc. (a)	678,740	93,991,915
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	1,782,573	$ 50,357,687
EMC Corp. (a)	1,646,693	32,373,984
Hewlett-Packard Co.	2,055,085	101,418,445
International Business Machines Corp.	1,071,944	125,085,145
		403,227,176
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	171,134	88,176,794
Office Electronics - 0.2%
Xerox Corp. (a)	735,550	12,599,972
Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	4,559,204	117,399,503
Texas Instruments, Inc.	1,125,056	38,521,917
		155,921,420
Software - 4.2%
Microsoft Corp.	6,606,365	189,800,866
Oracle Corp. (a)	3,106,274	62,995,237
		252,796,103
TOTAL INFORMATION TECHNOLOGY		1,064,795,144
MATERIALS - 2.0%
Chemicals - 1.1%
Dow Chemical Co.	748,024	31,888,263
E.I. du Pont de Nemours & Co.	724,824	35,335,170
		67,223,433
Metals & Mining - 0.5%
Alcoa, Inc.	682,329	24,925,478
Allegheny Technologies, Inc.	80,160	7,967,102
		32,892,580
Paper & Forest Products - 0.4%
International Paper Co.	341,799	12,000,563
Weyerhaeuser Co.	169,428	11,549,907
		23,550,470
TOTAL MATERIALS		123,666,483
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	4,838,215	$ 192,899,632
Verizon Communications, Inc.	2,278,318	95,415,958
		288,315,590
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp.	2,270,680	42,961,266
TOTAL TELECOMMUNICATION SERVICES		331,276,856
UTILITIES - 1.6%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	312,920	13,918,682
Entergy Corp.	154,797	16,040,065
Exelon Corp.	527,839	37,302,382
Southern Co.	589,956	20,937,538
		88,198,667
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	523,865	9,487,195
TOTAL UTILITIES		97,685,862
TOTAL COMMON STOCKS (Cost $6,204,680,329)		6,075,503,858
Investment Companies - 0.1%
iShares S&P 100 Index Fund (Cost $4,376,444)	63,595	4,382,967
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.91% to 4.8% 9/27/07 (c) (Cost $697,907)	$ 700,000	698,242
Money Market Funds - 0.1%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b) (Cost $3,636,000)	3,636,000	$ 3,636,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $6,213,390,680)		6,084,221,067
NET OTHER ASSETS - 0.2%		10,676,432
NET ASSETS - 100%		$ 6,094,897,499
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
34 S&P 500 E-Mini Index Contracts	Sept. 2007	$ 2,510,390	$ 35,043
34 S&P 500 Index Contracts	Sept. 2007	12,551,950	226,190
TOTAL EQUITY INDEX CONTRACTS		$ 15,062,340	$ 261,233

The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $598,493.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 621,646
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,213,813,325. Net unrealized depreciation aggregated $129,592,258, of which $88,042,705 related to appreciated investment securities and $217,634,963 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

August 31, 2007

1.805766.103

EIF-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	1,433	$ 42,861
Amerigon, Inc. (a)	1,196	18,897
Amerityre Corp. (a)	1,121	4,574
Ballard Power Systems, Inc. (a)	6,442	28,860
China Automotive Systems, Inc. (a)(d)	1,032	7,090
Dorman Products, Inc. (a)	807	11,290
Exide Technologies (a)	2,364	15,721
Fuel Systems Solutions, Inc. (a)	742	13,438
GenTek, Inc. (a)	691	21,248
Gentex Corp.	7,383	147,955
Hayes Lemmerz International, Inc. (a)	5,313	24,174
Noble International Ltd.	462	9,198
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,681	1,950
Shiloh Industries, Inc.	545	5,739
SORL Auto Parts, Inc. (a)	874	5,655
Spartan Motors, Inc.	1,387	20,528
Strattec Security Corp.	130	6,213
		385,391
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,954	37,321
Distributors - 0.1%
Audiovox Corp. Class A (a)	723	7,555
Core-Mark Holding Co., Inc. (a)	492	16,600
DXP Enterprises, Inc. (a)	188	6,962
Keystone Automotive Industries, Inc. (a)	676	31,738
LKQ Corp. (a)	2,674	82,841
Source Interlink Companies, Inc. (a)	1,744	7,255
		152,951
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	7,599	445,833
Bright Horizons Family Solutions, Inc. (a)	1,223	48,516
Capella Education Co.	785	39,572
Career Education Corp. (a)	4,398	130,621
Coinstar, Inc. (a)	1,253	40,948
Collectors Universe, Inc.	648	9,752
Corinthian Colleges, Inc. (a)	4,017	56,479
Home Solutions America, Inc. (a)(d)	1,649	5,029
INVESTools, Inc. (a)	3,127	37,805
Lincoln Educational Services Corp. (a)	1,134	15,842
Matthews International Corp. Class A	1,558	67,212
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Princeton Review, Inc. (a)	1,476	$ 9,860
Steiner Leisure Ltd. (a)	1,002	43,347
Stewart Enterprises, Inc. Class A	4,223	30,279
Strayer Education, Inc.	638	101,812
		1,082,907
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	1,210	18,041
Ambassadors Group, Inc.	1,175	45,555
Ambassadors International, Inc.	433	10,444
Ameristar Casinos, Inc.	2,594	74,993
Applebee's International, Inc.	3,493	86,661
Benihana, Inc. (a)	188	3,504
Benihana, Inc. Class A (sub. vtg.) (a)	376	6,971
BJ's Restaurants, Inc. (a)	902	20,430
Bob Evans Farms, Inc.	1,367	45,617
Buffalo Wild Wings, Inc. (a)	1,062	36,926
California Pizza Kitchen, Inc. (a)	1,536	31,411
Caribou Coffee Co., Inc. (a)(d)	738	4,613
Carrols Restaurant Group, Inc.	1,153	12,637
CBRL Group, Inc.	1,025	38,356
Century Casinos, Inc. (a)	1,085	7,411
Champps Entertainment, Inc. (a)	1,862	10,036
Churchill Downs, Inc.	794	39,589
Cosi, Inc. (a)	1,604	6,432
Ctrip.com International Ltd. sponsored ADR	2,064	87,699
Denny's Corp. (a)	5,557	21,450
eLong, Inc. sponsored ADR (a)	893	8,037
Empire Resorts, Inc. (a)	1,916	9,484
Famous Dave's of America, Inc. (a)	251	4,789
FortuNet, Inc. (a)(d)	463	4,047
Gaming Partners International Corp.	597	6,054
Great Wolf Resorts, Inc. (a)	2,070	29,601
Home Inns & Hotels Management, Inc. ADR	462	13,703
International Speedway Corp. Class A	1,109	52,212
Isle of Capri Casinos, Inc. (a)	1,679	31,112
Jamba, Inc. (a)(d)	2,400	16,344
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,724	5,720
McCormick & Schmick's Seafood Restaurants (a)	992	26,288
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (d)	3,216	41,904
Monarch Casino & Resort, Inc. (a)	1,053	29,874
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Morgans Hotel Group Co. (a)	1,579	$ 30,443
MTR Gaming Group, Inc. (a)	1,009	10,100
Multimedia Games, Inc. (a)	948	9,196
O'Charleys, Inc.	1,573	25,608
P.F. Chang's China Bistro, Inc. (a)	1,244	41,960
Panera Bread Co. Class A (a)	1,311	57,343
Papa John's International, Inc. (a)	1,318	33,424
Peet's Coffee & Tea, Inc. (a)	587	14,828
Penn National Gaming, Inc. (a)	3,806	223,793
PokerTek, Inc. (a)(d)	568	5,748
Premier Exhibitions, Inc. (a)	1,302	20,598
Progressive Gaming International Corp. (a)	2,416	12,370
Rare Hospitality International, Inc. (a)	1,523	57,524
Red Robin Gourmet Burgers, Inc. (a)	848	32,623
Ruth's Chris Steak House, Inc. (a)	1,086	18,049
Scientific Games Corp. Class A (a)	4,069	141,967
Shuffle Master, Inc. (a)	1,631	24,188
Sonic Corp. (a)	3,025	66,006
Starbucks Corp. (a)	33,813	931,548
Texas Roadhouse, Inc. Class A (a)	2,806	35,945
The Cheesecake Factory, Inc. (a)	3,462	86,308
Town Sports International Holdings, Inc. (a)	1,521	27,469
Trump Entertainment Resorts, Inc. (a)	1,128	7,535
Wynn Resorts Ltd.	4,936	610,731
Youbet.com, Inc. (a)	1,585	2,647
		3,415,896
Household Durables - 0.7%
Avatar Holdings, Inc. (a)	364	22,124
Bassett Furniture Industries, Inc.	931	10,744
California Coastal Communities, Inc.	409	6,397
Cavco Industries, Inc. (a)	270	9,482
Comstock Homebuilding Companies, Inc. Class A (a)	390	991
Craftmade International, Inc.	649	10,326
Directed Electronics, Inc. (a)	1,014	5,455
Dixie Group, Inc. (a)	767	7,800
Dominion Homes, Inc. (a)(d)	396	859
Flexsteel Industries, Inc.	620	8,819
Garmin Ltd.	9,733	991,111
Helen of Troy Ltd. (a)	1,261	28,562
Hooker Furniture Corp.	696	12,772
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
iRobot Corp. (a)(d)	1,378	$ 30,399
Kimball International, Inc. Class B	1,071	14,384
Lifetime Brands, Inc.	536	10,929
Makita Corp. sponsored ADR	326	12,554
Palm Harbor Homes, Inc. (a)	1,659	23,475
Stanley Furniture Co., Inc.	624	10,758
Syntax-Brillian Corp. (a)(d)	2,050	13,325
Universal Electronics, Inc. (a)	813	23,577
		1,254,843
Internet & Catalog Retail - 1.8%
1-800 CONTACTS, Inc. (a)	518	12,432
1-800-FLOWERS.com, Inc. Class A (a)	895	9,514
Amazon.com, Inc. (a)	18,326	1,464,431
Audible, Inc. (a)	1,398	14,847
Blue Nile, Inc. (a)	669	56,477
Celebrate Express, Inc.	802	7,082
dELiA*s, Inc. (a)	2,226	10,373
Drugstore.com, Inc. (a)	4,018	11,652
Expedia, Inc. (a)	11,331	338,230
Gaiam, Inc. Class A (a)	839	17,359
Gmarket, Inc. sponsored ADR (a)	404	8,003
GSI Commerce, Inc. (a)	2,134	49,103
Hollywood Media Corp. (a)	1,921	7,108
IAC/InterActiveCorp (a)	12,319	342,345
Liberty Media Corp. - Interactive Series A (a)	29,045	550,984
Netflix, Inc. (a)(d)	2,987	52,332
NutriSystem, Inc. (a)(d)	1,659	89,968
Overstock.com, Inc. (a)	899	19,967
PC Mall, Inc. (a)	507	6,221
PetMed Express, Inc. (a)	786	11,782
Priceline.com, Inc. (a)	1,687	139,987
Shutterfly, Inc.	865	24,185
Stamps.com, Inc. (a)	989	12,006
ValueVision Media, Inc. Class A (a)	2,128	17,939
		3,274,327
Leisure Equipment & Products - 0.1%
Aldila, Inc.	295	4,965
Arctic Cat, Inc.	607	10,264
Escalade, Inc.	749	6,367
Gametech International, Inc. (a)	660	4,184
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
JAKKS Pacific, Inc. (a)	1,599	$ 35,930
Johnson Outdoors, Inc. Class A	771	14,410
Pool Corp. (d)	2,527	82,507
RC2 Corp. (a)	868	26,509
Smith & Wesson Holding Corp. (a)	1,759	36,939
		222,075
Media - 4.4%
ACME Communications, Inc.	1,400	5,880
Alloy, Inc. (a)	494	3,952
Beasley Broadcast Group, Inc. Class A	689	5,085
Carmike Cinemas, Inc.	861	13,810
Central European Media Enterprises Ltd. Class A (a)	1,524	140,513
Charter Communications, Inc. Class A (a)	20,245	56,281
CKX, Inc. (a)	4,396	53,807
Comcast Corp.:
Class A	92,579	2,415,386
Class A (special) (non-vtg.) (a)	45,016	1,164,114
Courier Corp.	559	20,090
Crown Media Holdings, Inc. Class A (a)(d)	3,856	25,951
CTC Media, Inc. (a)	6,960	160,080
Cumulus Media, Inc. Class A (a)	2,009	21,496
DG FastChannel, Inc. (a)	697	14,038
Discovery Holding Co.:
Class A (a)	11,332	284,660
Class B (a)	905	22,806
EchoStar Communications Corp. Class A (a)	9,074	384,012
Emmis Communications Corp. Class A	2,486	15,836
Entertainment Distribution Co., Inc. (a)	1,379	1,806
Fisher Communications, Inc. (a)	394	19,263
Focus Media Holding Ltd. ADR (a)	3,542	142,636
Gemstar-TV Guide International, Inc. (a)	20,786	126,795
Global Sources Ltd.	2,087	40,237
Harris Interactive, Inc. (a)	4,199	18,098
IMAX Corp. (a)(d)	1,147	5,345
Knology, Inc. (a)	1,452	22,942
Lakes Entertainment, Inc. (a)	1,385	15,013
Lamar Advertising Co. Class A	4,000	211,680
Liberty Global, Inc.:
Class A (a)	8,302	340,216
Class B (a)	234	9,479
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc.: - continued
Class C (a)	8,694	$ 342,978
Liberty Media Corp. New - Capital Series A (a)	5,746	626,257
LodgeNet Entertainment Corp. (a)	799	20,934
MDC Partners, Inc. Class A (sub. vtg.) (a)	763	8,248
Mediacom Communications Corp. Class A (a)	3,456	29,549
Morningstar, Inc. (a)	1,697	109,490
National CineMedia, Inc.	1,850	45,566
Navarre Corp. (a)(d)	871	3,284
New Frontier Media, Inc.	1,084	7,393
Outdoor Channel Holdings, Inc. (a)	1,940	17,460
Private Media Group, Inc. (a)(d)	2,365	4,446
Radio One, Inc.:
Class A (a)	1,033	4,018
Class D (non-vtg.) (a)	3,233	12,641
RCN Corp.	1,801	25,916
Regent Communication, Inc. (a)	1,974	5,429
Rentrak Corp. (a)	552	6,823
Reuters Group PLC sponsored ADR	707	55,217
RRSat Global Communications Network Ltd.	635	12,008
Salem Communications Corp. Class A	1,009	10,362
Scholastic Corp. (a)	1,612	54,937
Sinclair Broadcast Group, Inc. Class A	2,015	25,107
Sirius Satellite Radio, Inc. (a)(d)	66,078	196,252
Spanish Broadcasting System, Inc. Class A (a)	1,167	3,314
TiVo, Inc. (a)	5,166	29,085
Value Line, Inc.	422	20,615
Virgin Media, Inc.	14,723	350,407
WorldSpace, Inc. Class A (a)(d)	3,301	15,482
WPP Group plc sponsored ADR	886	63,119
WPT Enterprises, Inc. (a)	792	2,780
Xinhua Finance Media Ltd. sponsored ADR (a)	346	2,124
XM Satellite Radio Holdings, Inc. Class A (a)	14,088	175,677
Young Broadcasting, Inc. Class A (a)	630	1,229
		8,049,454
Multiline Retail - 0.7%
Dollar Tree Stores, Inc. (a)	4,453	193,483
Fred's, Inc. Class A	2,231	23,202
Sears Holdings Corp. (a)	6,873	986,688
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
The Bon-Ton Stores, Inc.	647	$ 18,647
Tuesday Morning Corp.	2,430	25,637
		1,247,657
Specialty Retail - 1.7%
A.C. Moore Arts & Crafts, Inc. (a)	1,286	24,035
America's Car Mart, Inc. (a)	568	6,873
bebe Stores, Inc.	3,955	55,172
Bed Bath & Beyond, Inc. (a)	12,376	428,705
Big 5 Sporting Goods Corp.	1,019	21,195
Big Dog Holdings, Inc. (a)	428	6,570
Books-A-Million, Inc.	669	8,911
Cache, Inc. (a)	659	11,058
Casual Male Retail Group, Inc. (a)	1,489	15,039
Charlotte Russe Holding, Inc. (a)	1,047	18,291
Charming Shoppes, Inc. (a)	6,447	58,281
Citi Trends, Inc. (a)	548	11,914
Coldwater Creek, Inc. (a)	3,878	48,242
Conn's, Inc. (a)(d)	1,365	30,030
Cost Plus, Inc. (a)	788	3,152
Deb Shops, Inc.	763	20,357
Dress Barn, Inc. (a)	3,101	54,268
Eddie Bauer Holdings, Inc. (a)	595	4,641
Finish Line, Inc. Class A	2,102	11,855
Finlay Enterprises, Inc. (a)	1,535	4,835
Gander Mountain Co. (a)	416	3,415
Golfsmith International Holdings, Inc. (a)	629	3,654
Guitar Center, Inc. (a)	1,241	70,228
Gymboree Corp. (a)	1,359	54,482
Hastings Entertainment, Inc. (a)	251	1,870
Hibbett Sports, Inc. (a)	1,513	37,734
Hot Topic, Inc. (a)	2,522	21,109
House of Taylor Jewelry, Inc. (a)(d)	1,939	1,319
Jos. A. Bank Clothiers, Inc. (a)	819	24,693
Kirkland's, Inc. (a)	622	1,095
Monro Muffler Brake, Inc.	969	36,463
Mothers Work, Inc. (a)	235	4,806
Movie Gallery, Inc. (a)	836	302
O'Reilly Automotive, Inc. (a)	4,811	170,983
Pacific Sunwear of California, Inc. (a)	3,244	45,448
PETsMART, Inc.	6,595	228,847
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pomeroy IT Solutions, Inc. (a)	627	$ 5,261
Rent-A-Center, Inc. (a)	3,348	64,349
Restoration Hardware, Inc. (a)	2,754	9,694
Ross Stores, Inc.	6,421	178,696
Select Comfort Corp. (a)(d)	2,604	44,659
Sharper Image Corp. (a)	608	3,131
Shoe Carnival, Inc. (a)	605	10,436
Staples, Inc.	31,703	752,946
Stein Mart, Inc.	1,819	15,971
The Children's Place Retail Stores, Inc. (a)	1,408	40,494
Tractor Supply Co. (a)	1,970	94,875
Trans World Entertainment Corp. (a)	1,445	6,835
United Retail Group, Inc. (a)	515	4,434
Urban Outfitters, Inc. (a)	7,419	169,895
West Marine, Inc. (a)	829	11,291
Wet Seal, Inc. Class A (a)	2,663	12,063
Wilsons Leather Experts, Inc. (a)	2,802	5,100
Winmark Corp. (a)	446	9,205
Zumiez, Inc. (a)	1,218	59,110
		3,048,317
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	1,139	7,677
Blue Holdings, Inc. (a)	1,683	1,633
Charles & Colvard Ltd. (d)	833	3,449
Cherokee, Inc.	583	22,154
Columbia Sportswear Co.	1,698	101,744
Crocs, Inc. (a)	3,492	206,168
Deckers Outdoor Corp. (a)	538	50,674
Fossil, Inc. (a)	3,191	106,930
G-III Apparel Group Ltd. (a)	581	9,964
Heelys, Inc. (d)	1,200	11,076
Iconix Brand Group, Inc. (a)	2,108	43,699
K-Swiss, Inc. Class A	1,132	27,304
LJ International, Inc. (a)	1,100	9,053
Lululemon Athletica, Inc. (d)	3,100	105,617
Perry Ellis International, Inc. (a)	1,045	28,518
Rocky Brands, Inc. (a)	112	976
Steven Madden Ltd.	1,179	29,027
Tandy Brands Accessories, Inc.	905	9,819
True Religion Apparel, Inc. (a)	899	15,085
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Velcro Industries NV	901	$ 16,452
Volcom, Inc. (a)	1,084	42,309
Wacoal Holdings Corp. sponsored ADR	94	5,824
Warnaco Group, Inc. (a)	2,300	80,270
Weyco Group, Inc.	606	17,853
		953,275
TOTAL CONSUMER DISCRETIONARY		23,124,414
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Central European Distribution Corp. (a)	1,959	85,922
Coca-Cola Bottling Co. Consolidated	234	13,729
Hansen Natural Corp. (a)	3,985	178,966
Jones Soda Co. (a)(d)	1,719	18,565
MGP Ingredients, Inc.	535	7,736
		304,918
Food & Staples Retailing - 1.1%
Andersons, Inc.	610	28,829
Arden Group, Inc. Class A	165	22,481
Casey's General Stores, Inc.	2,191	62,137
Costco Wholesale Corp.	20,259	1,250,993
Ingles Markets, Inc. Class A	792	23,847
Nash-Finch Co.	673	25,244
Pathmark Stores, Inc. (a)	2,352	30,176
Performance Food Group Co. (a)	1,784	50,737
Pricesmart, Inc.	1,233	29,543
Spartan Stores, Inc.	832	21,166
Susser Holdings Corp.	716	12,007
The Pantry, Inc. (a)	1,114	37,130
Topps Co., Inc.	1,768	16,425
United Natural Foods, Inc. (a)	1,694	45,467
Village Super Market, Inc. Class A	20	957
Whole Foods Market, Inc.	5,990	265,117
Winn-Dixie Stores, Inc. (a)	2,007	42,007
		1,964,263
Food Products - 0.3%
Alico, Inc.	403	20,613
Bridgford Foods Corp. (a)	433	3,191
Cal-Maine Foods, Inc.	1,338	26,479
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Calavo Growers, Inc.	1,103	$ 19,876
Cresud S.A.C.I.F. y A. sponsored ADR	913	18,881
Diamond Foods, Inc.	1,078	18,003
Farmer Brothers Co.	654	15,042
Green Mountain Coffee Roasters, Inc. (a)	1,176	40,066
Griffin Land & Nurseries, Inc. (a)	256	8,348
Hain Celestial Group, Inc. (a)	1,598	46,757
Imperial Sugar Co.	582	16,733
J&J Snack Foods Corp.	798	29,965
John B. Sanfilippo & Son, Inc. (a)	308	3,006
Lancaster Colony Corp.	1,284	52,220
Lance, Inc.	1,683	41,924
Lifeway Foods, Inc. (a)	1,595	22,585
Origin Agritech Ltd. (a)	627	4,978
Sanderson Farms, Inc.	1,101	46,176
SunOpta, Inc. (a)	3,385	43,903
Synutra International, Inc. (a)(d)	2,309	63,013
		541,759
Household Products - 0.0%
Central Garden & Pet Co.	1,189	15,219
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,535	19,341
WD-40 Co.	1,101	38,282
		72,842
Personal Products - 0.1%
Bare Escentuals, Inc.	3,895	95,817
Chattem, Inc. (a)	812	50,109
China Precision Steel, Inc. (a)	1,075	4,171
Elizabeth Arden, Inc. (a)	1,121	27,577
Inter Parfums, Inc.	840	17,438
Mannatech, Inc. (d)	1,708	14,074
Parlux Fragrances, Inc. (a)	684	2,572
Physicians Formula Holdings, Inc.	1,230	12,398
Reliv International, Inc.	923	9,267
USANA Health Sciences, Inc. (a)(d)	977	37,204
		270,627
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,889	3,889
TOTAL CONSUMER STAPLES		3,158,298
Common Stocks - continued
	Shares	Value
ENERGY - 1.4%
Energy Equipment & Services - 0.4%
Acergy SA sponsored ADR	1,420	$ 37,474
Bronco Drilling Co., Inc. (a)	1,169	17,243
Dawson Geophysical Co. (a)	467	31,691
Exterran Partners LP	239	8,207
Global Industries Ltd. (a)	5,374	129,943
Gulf Island Fabrication, Inc.	823	29,282
Hercules Offshore, Inc. (a)	3,877	98,631
Horizon Offshore, Inc. (a)	1,612	26,679
Lufkin Industries, Inc.	719	40,890
Matrix Service Co. (a)	1,195	22,609
Mitcham Industries, Inc. (a)	452	8,728
Omni Energy Services Corp. (a)	884	6,992
Patterson-UTI Energy, Inc.	7,615	163,494
PHI, Inc. (non-vtg.) (a)	627	19,036
Superior Offshore International, Inc.	1,206	12,856
Superior Well Services, Inc. (a)	729	15,739
T-3 Energy Services, Inc. (a)	457	14,135
Tesco Corp. (a)	2,209	60,473
Trico Marine Services, Inc. (a)	639	20,998
Union Drilling, Inc. (a)	742	10,685
		775,785
Oil, Gas & Consumable Fuels - 1.0%
Alliance Holdings GP, LP	2,564	64,613
Alliance Resource Partners Mlp	1,464	49,059
APCO Argentina, Inc.	353	33,281
Atlas America, Inc.	1,214	61,756
ATP Oil & Gas Corp. (a)	1,524	65,608
BreitBurn Energy Partners LP	876	29,434
Brigham Exploration Co. (a)	2,496	12,605
Calumet Specialty Products Partners LP	793	38,540
Capital Product Partners LP	1,095	31,722
Carrizo Oil & Gas, Inc. (a)	1,076	42,255
Clayton Williams Energy, Inc. (a)	543	15,231
Clean Energy Fuels Corp.	2,200	30,250
Copano Energy LLC	2,066	80,553
CREDO Petroleum Corp. (a)	469	4,901
Crosstex Energy Mlp	1,023	36,214
Crosstex Energy, Inc.	2,187	71,821
Dampskibsselskabet TORM AS sponsored ADR	138	5,468
Delta Petroleum Corp. (a)(d)	2,471	36,596
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Dorchester Minerals Mlp	1,275	$ 27,604
Double Eagle Petroleum Co. (a)	564	8,601
Eagle Rock Energy Partners LP	1,690	37,062
Edge Petroleum Corp. (a)	838	10,944
Energy XXI (Bermuda) Ltd. (a)	2,700	14,121
EV Energy Partners LP	162	5,945
FX Energy, Inc. (a)	1,820	11,430
Geomet, Inc.	2,493	14,709
GMX Resources, Inc. (a)	469	14,286
Golar LNG Ltd. (NASDAQ)	2,890	55,257
Green Plains Renewable Energy, Inc. (a)	167	2,906
Gulfport Energy Corp. (a)	1,354	24,386
Hiland Holdings GP LP	929	27,935
Hiland Partners LP	290	14,503
Inergy Holdings LP	831	37,378
Inergy Mlp	2,126	69,244
Ivanhoe Energy, Inc. (a)	8,365	15,392
James River Coal Co. (a)(d)	623	3,352
Knightsbridge Tankers Ltd. (d)	1,038	26,812
Legacy Reserves LP	1,000	23,210
Linn Energy LLC (d)	2,475	85,833
Marine Petroleum Trust	475	15,913
Martin Midstream Partners LP	306	11,732
NGAS Resources, Inc. (a)	717	5,112
Pacific Ethanol, Inc. (a)(d)	1,754	20,276
Parallel Petroleum Corp. (a)	1,715	30,338
Petroleum Development Corp. (a)	665	26,620
PrimeEnergy Corp. (a)	116	6,586
Quest Resource Corp. (a)	2,097	18,999
Ram Energy Resources, Inc. (a)	1,332	6,087
Regency Energy Partners LP	1,848	59,136
Rosetta Resources, Inc. (a)	2,161	36,262
Semgroup Energy Partners LP	600	18,024
StealthGas, Inc.	537	9,263
Syntroleum Corp. (a)	2,008	3,835
Targa Resources Partners LP	800	24,000
TC Pipelines LP	1,681	62,466
Top Tankers, Inc. (a)	854	5,252
Toreador Resources Corp. (a)	610	6,289
TXCO Resources, Inc. (a)	1,334	12,993
Uranium Resources, Inc. (a)(d)	2,300	17,825
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
US BioEnergy Corp. (d)	2,800	$ 29,148
Warren Resources, Inc. (a)	2,311	27,316
		1,694,289
TOTAL ENERGY		2,470,074
FINANCIALS - 9.5%
Capital Markets - 2.2%
American Capital Strategies Ltd.	8,128	335,605
Calamos Asset Management, Inc. Class A	978	22,709
Capital Southwest Corp.	144	20,225
Charles Schwab Corp.	51,424	1,018,195
Cowen Group, Inc.	832	10,633
Diamond Hill Investment Group, Inc. (a)	178	14,169
E*TRADE Financial Corp. (a)	18,593	289,679
Epoch Holding Corp. (a)	1,309	17,056
FBR Capital Markets Corp.	2,500	33,325
FCStone Group, Inc.	830	38,794
FirstCity Financial Corp. (a)	1,173	10,358
GFI Group, Inc. (a)	1,383	102,342
Harris & Harris Group, Inc. (a)	1,045	10,764
International Assets Holding Corp. (a)(d)	472	11,809
Knight Capital Group, Inc. Class A (a)	5,169	71,022
Northern Trust Corp.	9,474	582,272
optionsXpress Holdings, Inc.	3,106	73,053
Penson Worldwide, Inc. (a)	1,030	16,171
Sanders Morris Harris Group, Inc.	903	8,931
SEI Investments Co.	8,542	216,711
Siebert Financial Corp.	2,067	7,297
T. Rowe Price Group, Inc.	11,736	602,292
TD Ameritrade Holding Corp. (a)	26,976	489,614
Thomas Weisel Partners Group, Inc. (a)	1,112	15,101
TradeStation Group, Inc. (a)	2,552	28,251
U.S. Global Investments, Inc. Class A	464	9,605
		4,055,983
Commercial Banks - 4.1%
1st Source Corp.	1,276	29,999
Abington Bancorp, Inc.	1,073	10,290
Alabama National Bancorp, Delaware	734	38,726
Alliance Financial Corp.	376	9,847
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Amcore Financial, Inc.	1,040	$ 27,851
American National Bankshares, Inc.	549	12,001
American River Bankshares	621	14,283
AmericanWest Bancorp	569	10,674
Ameris Bancorp	898	17,744
AmeriServ Financial, Inc. (a)	1,045	3,553
Ames National Corp. (d)	710	13,845
Appalachian Bancshares, Inc. (a)	419	6,268
Arrow Financial Corp.	802	18,093
Associated Banc-Corp.	5,033	141,981
BancFirst Corp.	679	30,616
Bancorp Rhode Island, Inc.	161	6,348
Bancorp, Inc., Delaware (a)	516	10,464
BancTrust Financial Group, Inc.	492	7,892
Bank of Florida Corp. (a)	413	6,402
Bank of Granite Corp.	972	13,462
Bank of Marin Bancorp	303	9,696
Bank of the Ozarks, Inc.	708	21,658
BankFinancial Corp.	1,166	18,178
Banner Corp.	703	22,651
Beneficial Mutual Bancorp, Inc. (a)	3,700	35,150
BNC Bancorp	475	8,175
BOK Financial Corp.	2,585	131,654
Boston Private Financial Holdings, Inc.	1,870	50,771
Bridge Capital Holdings (a)	707	15,787
Bryn Mawr Bank Corp.	302	6,831
Cadence Financial Corp.	596	10,436
Capital Bank Corp.	729	10,935
Capital City Bank Group, Inc.	991	30,949
Capital Corp. of the West	663	12,789
Cardinal Financial Corp.	1,972	18,379
Cascade Bancorp (d)	1,338	31,376
Cascade Financial Corp.	1,011	16,196
Cathay General Bancorp	2,260	73,473
Centennial Bank Holdings, Inc., Delaware (a)	2,883	19,403
Center Bancorp, Inc.	578	6,884
Center Financial Corp., California	793	12,569
Centerstate Banks of Florida, Inc.	583	9,590
Century Bancorp, Inc. Class A (non-vtg.)	318	6,519
Chemical Financial Corp.	1,087	27,523
Chicopee Bancorp, Inc. (a)	265	3,723
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Citizens & Northern Corp.	298	$ 5,364
Citizens Banking Corp., Michigan	3,302	58,214
City Holding Co.	826	30,545
CNB Financial Corp., Pennsylvania	587	8,130
CoBiz, Inc.	1,170	21,364
Colony Bankcorp, Inc.	217	3,939
Columbia Bancorp, Oregon	257	5,639
Columbia Banking Systems, Inc.	724	22,089
Commerce Bancshares, Inc.	2,643	123,428
Commonwealth Bankshares, Inc.	311	6,267
Community Bank of Nevada (a)	420	10,340
Community Banks, Inc.	1,369	40,194
Community Trust Bancorp, Inc.	692	22,151
Community Valley Bancorp	563	7,370
Compass Bancshares, Inc.	5,627	385,163
CVB Financial Corp.	4,185	49,843
Dearborn Bancorp, Inc.	465	5,952
Eagle Bancorp, Inc., Maryland	530	7,420
East West Bancorp, Inc.	2,670	95,586
Eastern Virgina Bankshares, Inc.	469	9,539
Enterprise Financial Services Corp.	431	9,723
EuroBancshares, Inc. (a)	1,284	10,683
Fidelity Southern Corp.	442	6,170
Fifth Third Bancorp	24,698	881,472
Financial Institutions, Inc.	425	8,305
First Bancorp, North Carolina	705	13,783
First Charter Corp.	1,647	49,278
First Citizen Bancshares, Inc.	311	55,125
First Community Bancorp, California	1,312	71,189
First Community Bancshares, Inc.	757	25,095
First Financial Bancorp, Ohio	2,353	31,742
First Financial Bankshares, Inc.	1,100	46,530
First Financial Corp., Indiana	705	21,291
First Indiana Corp.	631	19,511
First M&F Corp.	312	5,616
First Mariner Bancorp, Inc. (a)	782	7,132
First Merchants Corp.	857	18,160
First Midwest Bancorp, Inc., Delaware	2,173	74,512
First National Lincoln Corp., Maine	596	9,095
First of Long Island Corp.	572	11,446
First Regional Bancorp (a)	783	18,401
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Security Group, Inc.	566	$ 5,886
First South Bancorp, Inc., Virginia (d)	298	8,261
First State Bancorp.	930	17,958
First United Corp.	493	10,151
Firstbank Corp., Michigan	489	8,425
FirstMerit Corp.	3,407	65,823
FNB Corp., North Carolina	602	9,572
FNB Corp., Virginia	559	17,609
Frontier Financial Corp., Washington	1,997	49,086
Fulton Financial Corp.	7,816	114,895
Gateway Financial Holdings, Inc.	1,104	15,732
GB&T Bancshares, Inc.	498	6,424
German American Bancorp, Inc.	686	9,453
Glacier Bancorp, Inc.	2,530	55,559
Great Southern Bancorp, Inc.	844	22,788
Greater Bay Bancorp	2,371	66,744
Greater Community Bancorp	811	11,760
Green Bankshares, Inc.	795	28,199
Grupo Financiero Galicia SA sponsored ADR (a)	2,672	21,750
Hampton Roads Bankshares, Inc.	1,260	15,347
Hancock Holding Co.	1,547	61,880
Hanmi Financial Corp.	2,792	43,220
Harleysville National Corp., Pennsylvania	1,666	27,839
Hawthorn Bancshares, Inc.	288	8,654
Heartland Financial USA, Inc.	917	18,624
Heritage Commerce Corp.	429	8,773
Heritage Financial Corp., Washington	369	8,472
Home Bancshares, Inc.	767	16,713
Horizon Financial Corp.	950	19,722
Huntington Bancshares, Inc.	16,364	281,624
IBERIABANK Corp.	417	20,921
Independent Bank Corp., Massachusetts	930	27,389
Independent Bank Corp., Michigan	1,341	15,703
Integra Bank Corp.	932	17,745
Integrity Bancshares, Inc. (a)	530	2,369
International Bancshares Corp.	2,958	68,093
Intervest Bancshares Corp. Class A	539	13,820
Investors Bancorp, Inc. (a)(d)	5,338	75,800
Lakeland Bancorp, Inc.	850	10,923
Lakeland Financial Corp.	764	17,794
Leesport Financial Corp.	512	9,641
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
LNB Bancorp, Inc.	836	$ 12,181
Macatawa Bank Corp.	639	9,080
MainSource Financial Group, Inc.	675	11,840
MB Financial, Inc.	1,710	60,209
MBT Financial Corp.	578	7,040
Mercantile Bank Corp.	476	10,681
Merchants Bancshares, Inc.	610	14,756
Metrocorp Bancshares, Inc.	399	6,823
Middleburg Financial Corp.	329	9,870
Midwest Banc Holdings, Inc.	1,241	18,565
Nara Bancorp, Inc.	1,677	26,564
National Bankshares, Inc.	287	5,714
National Penn Bancshares, Inc.	2,640	46,860
NBT Bancorp, Inc.	1,572	34,490
NewBridge Bancorp	1,464	18,402
Nexity Financial Corp. (a)	435	3,589
North Valley Bancorp	582	12,286
Northern States Financial Corp.	462	10,233
Northrim Bancorp, Inc.	343	8,791
Oak Hill Financial, Inc.	544	17,141
Old Point Financial Corp.	363	9,166
Old Second Bancorp, Inc.	929	27,628
Omega Financial Corp.	625	16,506
PAB Bankshares, Inc.	567	9,503
Pacific Capital Bancorp	2,273	57,325
Pacific Continental Corp.	508	7,772
Pacific Mercantile Bancorp (a)	562	9,829
Patriot National Bancorp, Inc.	549	10,991
Penns Woods Bancorp, Inc.	361	11,787
Pennsylvania Communication Bancorp, Inc. (a)	500	13,630
Peoples Bancorp, Inc.	541	14,245
Peoples Banctrust Co., Inc.	596	12,683
Pinnacle Financial Partners, Inc.	940	26,884
Popular, Inc.	12,061	148,833
Preferred Bank, Los Angeles California	632	26,000
PremierWest Bancorp	784	10,184
PrivateBancorp, Inc.	1,080	36,158
Prosperity Bancshares, Inc.	1,834	61,934
Provident Bankshares Corp.	1,647	50,892
Renasant Corp.	612	12,240
Republic Bancorp, Inc., Kentucky Class A	684	10,397
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Republic First Bancorp, Inc.	530	$ 4,304
Royal Bancshares of Pennsylvania, Inc. Class A	504	10,639
Rurban Financial Corp.	723	9,312
S&T Bancorp, Inc.	1,172	41,266
S.Y. Bancorp, Inc.	501	13,282
Sandy Spring Bancorp, Inc.	894	28,009
SCBT Financial Corp.	475	16,939
Seacoast Banking Corp., Florida	1,020	17,881
Security Bank Corp., Georgia	740	10,190
Shore Bancshares, Inc.	285	7,370
Sierra Bancorp	727	20,938
Signature Bank, New York (a)	1,159	40,055
Simmons First National Corp. Class A	562	15,275
Slade's Ferry Bancorp	647	9,705
Smithtown Bancorp, Inc.	359	8,275
South Financial Group, Inc.	3,258	74,771
Southcoast Financial Corp.	534	9,233
Southern Community Financial Corp.	910	6,898
Southside Bancshares, Inc.	717	15,129
Southwest Bancorp, Inc., Oklahoma	811	17,307
State Bancorp, Inc., New York	646	10,530
Sterling Bancshares, Inc.	3,968	45,354
Sterling Financial Corp., Pennsylvania	1,654	28,962
Sterling Financial Corp., Washington	2,166	55,168
Suffolk Bancorp	730	23,083
Summit Financial Group, Inc.	583	11,310
Sun Bancorp, Inc., New Jersey	1,255	20,921
Superior Bancorp (a)	2,117	19,900
Susquehanna Bancshares, Inc., Pennsylvania	2,171	42,682
SVB Financial Group (a)	1,557	77,476
Taylor Capital Group, Inc.	670	20,060
Temecula Valley Bancorp, Inc.	461	7,634
Tennessee Commerce Bancorp, Inc. (a)	494	11,856
Texas Capital Bancshares, Inc. (a)	1,454	31,726
TIB Financial Corp.	776	8,505
Trico Bancshares	716	16,038
Trustmark Corp.	2,200	62,128
UCBH Holdings, Inc.	4,196	69,738
UMB Financial Corp.	1,977	87,581
Umpqua Holdings Corp.	2,559	55,530
Union Bankshares Corp.	660	15,312
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
United Bankshares, Inc., West Virginia	1,730	$ 54,149
United Community Banks, Inc., Georgia	1,814	44,062
United Security Bancshares, Inc.	450	10,800
United Security Bancshares, California (d)	422	8,018
Univest Corp. of Pennsylvania	1,062	24,766
Virginia Commerce Bancorp, Inc.	1,536	22,502
Virginia Financial Group, Inc.	513	10,357
Washington Banking Co., Oak Harbor	401	6,328
Washington Trust Bancorp, Inc.	617	16,005
WesBanco, Inc.	1,043	27,879
West Bancorp., Inc.	862	13,146
West Coast Bancorp, Oregon	948	25,994
Westamerica Bancorp.	1,361	66,077
Whitney Holding Corp.	2,636	73,017
Wilshire Bancorp, Inc.	1,594	17,964
Wintrust Financial Corp.	1,360	58,670
Yadkin Valley Financial Corp.	667	11,152
Yardville National Bancorp	458	15,659
Zions Bancorp	4,679	330,337
		7,556,427
Consumer Finance - 0.2%
Advanta Corp.:
Class A	639	14,806
Class B	1,474	38,589
Cash Systems, Inc. (a)	811	5,101
CompuCredit Corp. (a)	2,586	54,875
Consumer Portfolio Services, Inc. (a)	1,184	6,512
Credit Acceptance Corp. (a)	1,418	31,494
Dollar Financial Corp. (a)	1,044	25,035
EZCORP, Inc. (non-vtg.) Class A (a)	2,261	27,516
First Cash Financial Services, Inc. (a)	1,448	31,016
MRU Holdings, Inc. (a)	1,159	6,282
Nicholas Financial, Inc. (a)	537	5,048
QC Holdings, Inc.	1,007	14,551
United Panam Financial Corp. (a)	805	7,052
World Acceptance Corp. (a)	763	23,661
		291,538
Diversified Financial Services - 0.3%
Ampal-American Israel Corp. Class A (a)	1,096	5,864
Asset Acceptance Capital Corp.	1,529	17,293
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Asta Funding, Inc.	686	$ 25,259
California First National Bancorp	627	8,515
Compass Diversified Trust	1,188	16,739
Elron Electronic Industries Ltd. (a)	1,076	13,880
Encore Capital Group, Inc. (a)	911	10,021
First Albany Companies, Inc. (a)	714	978
Interactive Brokers Group, Inc.	1,700	45,492
MarketAxess Holdings, Inc. (a)	1,552	27,051
Marlin Business Services Corp. (a)	759	12,577
Medallion Financial Corp.	876	9,627
NewStar Financial, Inc. (a)	1,551	17,930
Newtek Business Services, Inc. (a)	1,293	2,095
PICO Holdings, Inc. (a)	1,121	49,324
Portfolio Recovery Associates, Inc. (d)	701	36,003
Resource America, Inc. Class A	1,085	16,535
The NASDAQ Stock Market, Inc. (a)	4,909	160,328
		475,511
Insurance - 1.2%
21st Century Holding Co.	290	4,072
Affirmative Insurance Holdings, Inc.	860	10,956
Alfa Corp.	3,602	64,116
Amcomp, Inc. (a)	816	7,776
American National Insurance Co.	1,158	145,966
American Physicians Capital, Inc.	634	25,182
Amerisafe, Inc. (a)	784	12,897
Amtrust Financial Services, Inc.	2,552	41,776
Arch Capital Group Ltd.	3,189	229,066
Argo Group International Holdings, Ltd. (a)	1,060	43,227
Baldwin & Lyons, Inc. Class B	518	14,193
Brooke Corp.	617	6,546
CastlePoint Holdings Ltd.	1,600	18,112
Cincinnati Financial Corp.	7,154	301,470
CRM Holdings Ltd. (a)	727	4,653
Donegal Group, Inc. Class A	1,114	16,743
Eastern Insurance Holdings, Inc.	468	7,212
eHealth, Inc.	1,376	27,589
EMC Insurance Group	882	21,565
Enstar Group Ltd. (a)	496	63,255
Erie Indemnity Co. Class A	2,558	142,967
FPIC Insurance Group, Inc. (a)	638	25,603
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Greenlight Capital Re, Ltd.	1,407	$ 27,887
Hallmark Financial Services, Inc. (a)	879	10,460
Harleysville Group, Inc.	1,578	50,906
Infinity Property & Casualty Corp.	878	36,402
IPC Holdings Ltd.	2,720	69,142
James River Group, Inc.	685	22,811
Kansas City Life Insurance Co.	582	26,085
Life Partners Holdings, Inc.	417	20,504
Max Capital Group Ltd.	2,695	74,005
Mercer Insurance Group, Inc.	261	4,672
National Atlantic Holdings Corp. Class A (a)	731	7,310
National Interstate Corp.	862	28,256
National Western Life Insurance Co. Class A	136	35,224
Navigators Group, Inc. (a)	727	39,403
Philadelphia Consolidated Holdings Corp. (a)	3,212	128,544
PMA Capital Corp. Class A (a)	1,857	18,663
Presidential Life Corp.	1,433	24,791
ProCentury Corp.	629	8,919
Quanta Capital Holdings Ltd. (a)	2,049	5,512
RAM Holdings Ltd. (a)	1,178	11,003
Safety Insurance Group, Inc.	717	24,478
SeaBright Insurance Holdings, Inc. (a)	1,184	20,400
Selective Insurance Group, Inc.	2,764	58,320
Specialty Underwriters' Alliance, Inc. (a)	776	5,564
State Auto Financial Corp.	1,844	55,172
The Midland Co.	1,009	55,263
Tower Group, Inc.	937	23,528
United America Indemnity Ltd. Class A (a)	1,087	23,523
United Fire & Casualty Co.	1,190	45,208
Universal American Financial Corp. (a)	2,730	56,675
		2,253,572
Real Estate Investment Trusts - 0.1%
America First Apartment Investment, Inc.	776	19,485
Gladstone Commercial Corp.	882	15,999
Investors Real Estate Trust	2,772	28,967
Monmouth Real Estate Investment Corp. Class A	1,800	14,850
Origen Financial, Inc.	1,905	12,211
Vestin Realty Mortgage II, Inc.	1,572	8,473
		99,985
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Elbit Medical Imaging Ltd.	1,091	$ 51,081
FirstService Corp. (sub. vtg.) (a)	1,604	48,422
Housevalues, Inc. (a)	700	2,793
Meruelo Maddux Properties, Inc.	4,020	24,160
Move, Inc. (a)	8,334	25,002
Stratus Properties, Inc. (a)	335	11,005
Thomas Properties Group, Inc.	845	10,808
ZipRealty, Inc. (a)(d)	624	4,649
		177,920
Thrifts & Mortgage Finance - 1.3%
Accredited Home Lenders Holding Co. (a)(d)	1,227	11,104
American Bancorp of New Jersey, Inc.	850	9,435
Anchor BanCorp Wisconsin, Inc.	960	25,286
Atlantic Coast Federal Corp.	668	9,365
Bank Mutual Corp.	2,925	34,691
BankUnited Financial Corp. Class A	1,780	30,438
Benjamin Franklin Bancorp, Inc.	462	6,182
Berkshire Bancorp, Inc.	927	15,258
Berkshire Hills Bancorp, Inc.	353	10,459
Beverly Hills Bancorp, Inc.	596	3,689
Brookline Bancorp, Inc., Delaware	2,646	33,101
Brooklyn Federal Bancorp, Inc.	773	10,768
Camco Financial Corp.	727	9,633
Capitol Federal Financial	3,196	111,285
CFS Bancorp, Inc.	485	6,931
Citizens First Bancorp, Inc., Delaware	345	6,714
Citizens South Banking Corp., Delaware	637	8,090
City Bank Lynnwood, Washington	1,023	31,457
Clayton Holdings, Inc. (a)	1,314	11,169
Clifton Savings Bancorp, Inc.	1,352	15,169
Cooperative Bankshares, Inc.	391	6,522
Corus Bankshares, Inc. (d)	2,658	35,511
Delta Financial Corp. (d)	1,300	7,059
Dime Community Bancshares, Inc.	1,218	16,601
ESB Financial Corp.	1,247	12,894
First Busey Corp.	1,177	23,187
First Defiance Financial Corp.	519	14,132
First Federal Bancshares of Arkansas, Inc.	569	10,242
First Financial Holdings, Inc.	912	29,047
First Financial Service Corp.	413	11,481
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Niagara Financial Group, Inc.	4,654	$ 65,761
First PacTrust Bancorp, Inc.	595	13,566
First Place Financial Corp.	740	13,039
Flushing Financial Corp.	759	12,463
Fox Chase Bancorp, Inc. (a)	558	6,925
Franklin Bank Corp. (a)	1,290	11,855
Heritage Financial Group	814	10,932
HMN Financial, Inc.	448	13,306
Home Federal Bancorp, Inc., Delaware	612	8,476
Hudson City Bancorp, Inc.	25,870	367,871
K-Fed Bancorp	734	10,070
Kearny Financial Corp.	3,732	49,300
KNBT Bancorp, Inc.	1,288	18,946
Legacy Bancorp, Inc.	898	12,823
LSB Corp.	631	10,159
MAF Bancorp., Inc.	1,561	83,810
MASSBANK Corp.	367	12,397
MutualFirst Financial, Inc.	550	9,416
NASB Financial, Inc.	336	11,602
NexCen Brands, Inc. (a)	2,467	16,850
Northeast Community Bancorp, Inc. (a)	544	5,658
Northwest Bancorp, Inc.	2,315	67,505
OceanFirst Financial Corp.	531	9,324
Oritani Financial Corp. (a)	1,950	29,484
Pamrapo Bancorp, Inc.	666	11,995
Parkvale Financial Corp.	256	7,552
Partners Trust Financial Group, Inc.	2,897	35,170
People's United Financial, Inc.	13,625	240,890
Provident Financial Holdings, Inc.	315	7,314
Provident New York Bancorp	2,528	34,912
Prudential Bancorp, Inc. of Pennsylvania	635	8,604
Pulaski Financial Corp.	484	6,795
PVF Capital Corp.	500	7,725
Riverview Bancorp, Inc.	1,020	15,229
Rockville Financial, Inc.	725	10,476
Roma Financial Corp.	1,235	20,983
Rome Bancorp, Inc.	1,067	12,719
Severn Bancorp, Inc.	677	9,106
SI Financial Group, Inc.	1,167	12,779
Synergy Financial Group, Inc., New Jersey	689	9,674
TFS Financial Corp. (a)	13,050	151,380
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
TierOne Corp.	794	$ 17,801
Timberland Bancorp, Inc.	250	3,978
Triad Guaranty, Inc. (a)	653	10,925
Trustco Bank Corp., New York	4,338	48,499
United Community Financial Corp., Ohio	1,881	13,901
United Financial Bancorp, Inc.	906	11,642
United Western Bancorp, Inc.	373	8,169
ViewPoint Financial Group	1,624	27,884
Washington Federal, Inc.	3,519	93,394
Wauwatosa Holdings, Inc. (a)	1,226	20,413
Willow Financial Bancorp, Inc.	911	11,315
WSFS Financial Corp.	244	14,699
		2,324,361
TOTAL FINANCIALS		17,235,297
HEALTH CARE - 12.4%
Biotechnology - 5.8%
Aastrom Biosciences, Inc. (a)	3,712	4,120
Acadia Pharmaceuticals, Inc. (a)	1,282	18,448
Accentia Biopharmaceutical, Inc. (a)	1,105	2,431
Achillion Pharmaceuticals, Inc.	888	6,429
Acorda Therapeutics, Inc. (a)	1,103	19,843
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	11,275
Affymax, Inc.	700	16,975
Alexion Pharmaceuticals, Inc. (a)	1,638	99,050
Alkermes, Inc. (a)	4,738	79,835
Allos Therapeutics, Inc. (a)	3,546	16,737
Alnylam Pharmaceuticals, Inc. (a)	2,094	48,937
Altus Pharmaceuticals, Inc. (a)	1,380	14,462
Amgen, Inc. (a)	48,618	2,436,248
Amicus Therapeutics, Inc.	307	3,647
Amylin Pharmaceuticals, Inc. (a)	5,832	285,943
Anadys Pharmaceuticals, Inc. (a)	1,141	2,567
Angiotech Pharmaceuticals, Inc. (a)	4,579	27,056
Antigenics, Inc. (a)(d)	2,149	5,330
Arena Pharmaceuticals, Inc. (a)	2,306	30,900
ARIAD Pharmaceuticals, Inc. (a)	5,143	25,561
ArQule, Inc. (a)	2,255	18,491
Array Biopharma, Inc. (a)	1,496	16,980
Avant Immunotherapeutics, Inc. (a)	3,213	1,687
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
AVI BioPharma, Inc. (a)	1,700	$ 4,437
Avigen, Inc. (a)	1,684	8,673
BioCryst Pharmaceuticals, Inc. (a)	1,963	21,868
Bioenvision, Inc. (a)	2,947	16,238
Biogen Idec, Inc. (a)	12,893	822,831
BioMarin Pharmaceutical, Inc. (a)	4,374	93,954
Biomira, Inc. (a)	3,163	3,321
Bionovo, Inc. (a)(d)	3,200	14,080
BioSphere Medical, Inc. (a)	611	3,177
Celgene Corp. (a)	16,827	1,080,462
Cell Genesys, Inc. (a)(d)	1,539	5,817
Cell Therapeutics, Inc. (a)(d)	1,286	4,913
Cephalon, Inc. (a)	2,781	208,714
Cepheid, Inc. (a)	2,210	41,283
Coley Pharmaceutical Group, Inc. (a)	925	3,182
Combinatorx, Inc. (a)	1,079	7,219
Critical Therapeutics, Inc. (a)(d)	1,487	3,004
Crucell NV sponsored ADR (a)	512	10,271
Cubist Pharmaceuticals, Inc. (a)	2,437	55,759
CuraGen Corp. (a)	4,368	5,154
Curis, Inc. (a)	1,951	1,951
CV Therapeutics, Inc. (a)	3,316	32,033
Cyclacel Pharmaceuticals, Inc. (a)	732	3,880
Cytokinetics, Inc. (a)	2,756	13,449
Cytori Therapeutics, Inc. (a)	434	2,248
CytRx Corp. (a)	1,254	4,539
deCODE genetics, Inc. (a)	1,985	7,821
Dendreon Corp. (a)(d)	3,991	31,728
Digene Corp. (a)	1,018	62,353
DUSA Pharmaceuticals, Inc. (a)	923	1,975
Dyax Corp. (a)	2,655	10,328
Dynavax Technologies Corp. (a)	1,807	7,192
Encysive Pharmaceuticals, Inc. (a)	2,504	4,607
EntreMed, Inc. (a)	4,673	5,047
Enzon Pharmaceuticals, Inc. (a)	2,870	23,276
Epicept Corp. (a)	147	241
Exact Sciences Corp. (a)	1,230	3,530
Favrille, Inc. (a)	1,560	4,976
Forbes Medi-Tech, Inc. (a)	1,040	601
Genelabs Technologies, Inc. (a)	713	1,369
Genitope Corp. (a)	1,205	4,205
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genomic Health, Inc. (a)	998	$ 20,279
Gentium SpA sponsored ADR (a)	138	3,209
GenVec, Inc. (a)	4,370	10,270
Genzyme Corp. (a)	11,528	719,462
Geron Corp. (a)	4,277	30,752
Gilead Sciences, Inc. (a)	41,866	1,522,666
GTx, Inc. (a)	1,868	29,888
Halozyme Therapeutics, Inc. (a)	3,400	29,954
Hana Biosciences, Inc. (a)	1,626	2,585
Human Genome Sciences, Inc. (a)	6,500	59,865
Idenix Pharmaceuticals, Inc. (a)	2,306	6,134
ImClone Systems, Inc. (a)	3,801	129,462
ImmunoGen, Inc. (a)	2,035	9,096
Immunomedics, Inc. (a)	4,527	9,461
Incyte Corp. (a)	4,105	23,973
Indevus Pharmaceuticals, Inc. (a)	2,209	14,999
Infinity Pharmaceuticals, Inc. (a)	762	8,336
Inhibitex, Inc. (a)	1,533	2,008
Insmed, Inc. (a)	5,357	3,327
InterMune, Inc. (a)	1,746	34,518
Introgen Therapeutics, Inc. (a)(d)	1,380	5,548
Isis Pharmaceuticals, Inc. (a)	4,385	54,111
Keryx Biopharmaceuticals, Inc. (a)	1,806	18,168
Kosan Biosciences, Inc. (a)	2,686	13,967
La Jolla Pharmaceutical Co. (a)	3,934	17,270
Lexicon Pharmaceuticals, Inc. (a)	5,575	17,561
LifeCell Corp. (a)	1,473	48,771
Ligand Pharmaceuticals, Inc. Class B	3,655	22,917
MannKind Corp. (a)(d)	3,406	30,211
Marshall Edwards, Inc. (a)(d)	1,945	5,465
Martek Biosciences (a)	1,765	47,690
Maxygen, Inc. (a)	2,330	20,784
Medarex, Inc. (a)	5,999	102,883
Memory Pharmaceuticals Corp. (a)	4,800	10,464
Metabasis Therapeutics, Inc. (a)	1,518	4,539
Metabolix, Inc.	764	16,999
Micromet, Inc. (a)	415	859
Millennium Pharmaceuticals, Inc. (a)	14,042	142,526
Molecular Insight Pharmaceuticals, Inc.	1,312	9,118
Momenta Pharmaceuticals, Inc. (a)(d)	1,763	18,688
Monogram Biosciences, Inc. (a)	6,461	10,854
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Myriad Genetics, Inc. (a)	1,843	$ 81,018
Nabi Biopharmaceuticals (a)	3,990	14,125
Neopharm, Inc. (a)	731	680
Neose Technologies, Inc. (a)	1,126	1,745
Neurochem, Inc. (a)(d)	2,029	4,899
Neurocrine Biosciences, Inc. (a)	1,633	16,281
Neurogen Corp. (a)	1,639	8,097
NeurogesX, Inc.	368	2,616
Northfield Laboratories, Inc. (a)(d)	1,696	2,815
Novacea, Inc. (a)(d)	1,752	14,857
Novavax, Inc. (a)	2,057	6,747
NPS Pharmaceuticals, Inc. (a)	3,631	15,432
Nuvelo, Inc. (a)	2,576	5,616
Nymox Pharmaceutical Corp. (a)	1,810	9,883
Omrix Biopharmaceuticals, Inc. (a)	883	30,914
Oncolytics Biotech, Inc. (a)	1,142	1,752
ONYX Pharmaceuticals, Inc. (a)	2,359	93,464
Orchid Cellmark, Inc. (a)	1,015	6,232
OREXIGEN Therapeutics, Inc.	919	13,528
Orthologic Corp. (a)	1,251	1,801
Oscient Pharmaceuticals Corp. (a)	769	2,299
OSI Pharmaceuticals, Inc. (a)	2,631	89,743
Osiris Therapeutics, Inc. (d)	1,517	19,660
OXiGENE, Inc. (a)	1,607	5,175
Panacos Pharmaceuticals, Inc. (a)	3,400	9,826
PDL BioPharma, Inc. (a)	5,471	106,739
Peregrine Pharmaceuticals, Inc. (a)	16,220	11,987
Pharmacopeia Drug Discovery, Inc. (a)	1,933	10,651
Pharmacyclics, Inc. (a)	1,146	2,556
Pharmion Corp. (a)	1,387	56,881
Poniard Pharmaceuticals, Inc. (a)	1,760	10,736
Progen Pharmaceuticals Ltd. (a)	522	1,687
Progenics Pharmaceuticals, Inc. (a)	1,545	35,643
QLT, Inc. (a)(d)	4,361	25,599
Regeneron Pharmaceuticals, Inc. (a)	3,097	60,268
Renovis, Inc. (a)	1,133	3,603
Rigel Pharmaceuticals, Inc. (a)	2,099	19,227
Sangamo Biosciences, Inc. (a)	2,130	23,409
Savient Pharmaceuticals, Inc. (a)	2,981	39,290
SciClone Pharmaceuticals, Inc. (a)	1,927	3,507
Seattle Genetics, Inc. (a)	2,237	22,952
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Senomyx, Inc. (a)	1,884	$ 25,170
SIGA Technologies, Inc. (a)(d)	2,219	8,632
Sonus Pharmaceuticals, Inc. (a)	1,497	6,467
StemCells, Inc. (a)	2,240	4,838
Sunesis Pharmaceuticals, Inc. (a)	1,761	4,755
Targacept, Inc. (a)	1,419	13,693
Telik, Inc. (a)(d)	2,715	7,819
Tercica, Inc. (a)(d)	2,496	16,524
Threshold Pharmaceuticals, Inc. (a)	1,985	1,707
TorreyPines Therapeutics, Inc. (a)	277	1,787
Trimeris, Inc. (a)	671	5,019
Trubion Pharmaceuticals, Inc. (d)	854	15,671
United Therapeutics Corp. (a)	930	63,696
Vanda Pharmaceuticals, Inc. (a)	1,177	17,573
Vertex Pharmaceuticals, Inc. (a)	5,767	224,682
ViaCell, Inc. (a)	2,428	10,440
Vical, Inc. (a)	1,765	8,578
Vion Pharmaceuticals, Inc. (a)(d)	2,003	1,662
XOMA Ltd. (a)	8,572	23,744
Zymogenetics, Inc. (a)	3,440	41,555
		10,522,247
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)	1,298	25,233
Abiomed, Inc. (a)	1,046	12,876
Accuray, Inc.	2,357	32,597
Align Technology, Inc. (a)	3,139	71,349
Alphatec Holdings, Inc. (a)	1,065	3,930
American Medical Systems Holdings, Inc. (a)	3,073	56,543
Analogic Corp.	675	46,616
Angiodynamics, Inc. (a)	981	19,090
Anika Therapeutics, Inc. (a)	525	9,571
Arrow International, Inc.	2,066	93,239
ArthroCare Corp. (a)	1,186	66,440
Aspect Medical Systems, Inc. (a)	1,014	12,756
Atricure, Inc. (a)	695	7,304
Atrion Corp.	134	15,209
BioLase Technology, Inc. (a)	592	4,097
Candela Corp. (a)	1,339	9,668
Cardiac Science Corp. (a)	813	7,650
Cardiodynamics International Corp. (a)	1,574	661
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cerus Corp. (a)	1,646	$ 11,390
China Medical Technologies, Inc. sponsored ADR	758	25,992
Cholestech Corp. (a)	816	16,883
Clinical Data, Inc. (a)	468	12,168
Conceptus, Inc. (a)	1,295	22,663
CONMED Corp. (a)	1,530	44,447
Cutera, Inc. (a)	521	11,603
Cyberonics, Inc. (a)	1,499	22,620
Cynosure, Inc. Class A (a)	416	13,054
Cytyc Corp. (a)	5,360	229,086
Dade Behring Holdings, Inc.	3,645	275,234
Datascope Corp.	626	20,883
DENTSPLY International, Inc.	6,735	265,224
DexCom, Inc. (a)	1,171	10,773
E-Z-EM, Inc. (a)	876	13,009
Electro-Optical Sciences, Inc. (a)	1,612	9,946
Endologix, Inc. (a)	1,944	6,940
EPIX Pharmaceuticals, Inc. (a)	1,392	6,125
ev3, Inc. (a)	2,664	40,786
Exactech, Inc. (a)	534	8,576
Foxhollow Technologies, Inc. (a)	1,241	30,467
Gen-Probe, Inc. (a)	2,279	145,902
Given Imaging Ltd. (a)	1,505	39,627
Hansen Medical, Inc.	718	17,419
HealthTronics, Inc. (a)	1,523	7,249
Hologic, Inc. (a)	2,380	126,497
Home Diagnostics, Inc.	835	8,200
I-Flow Corp. (a)	1,516	27,243
ICU Medical, Inc. (a)	598	22,610
IDEXX Laboratories, Inc. (a)	1,188	132,759
Immucor, Inc. (a)	3,222	107,454
Insulet Corp.	1,257	22,148
Integra LifeSciences Holdings Corp. (a)	1,328	64,501
Intuitive Surgical, Inc. (a)	1,650	365,112
IRIS International, Inc. (a)	690	12,869
Kensey Nash Corp. (a)	550	13,107
Kyphon, Inc. (a)	1,852	123,843
LeMaitre Vascular, Inc.	426	2,901
Lifecore Biomedical, Inc. (a)	614	7,135
Masimo Corp.	2,279	47,859
Medical Action Industries, Inc. (a)	742	16,836
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	2,451	$ 63,236
Merit Medical Systems, Inc. (a)	1,302	15,963
Microtek Medical Holdings, Inc. (a)	1,585	9,669
Micrus Endovascular Corp. (a)	653	15,554
National Dentex Corp. (a)	337	5,918
Natus Medical, Inc. (a)	1,461	23,507
Neogen Corp. (a)	1,109	35,299
NeuroMetrix, Inc. (a)(d)	497	3,862
NMT Medical, Inc. (a)	513	3,817
Northstar Neuroscience, Inc. (a)	1,041	11,826
NUCRYST Pharmaceuticals Corp. (a)	862	2,577
Nutraceutical International Corp. (a)	719	10,814
NuVasive, Inc. (a)	1,442	46,000
NxStage Medical, Inc. (a)	1,424	17,686
OraSure Technologies, Inc. (a)	2,902	26,698
Orthofix International NV (a)	715	34,206
Orthovita, Inc. (a)	3,496	10,068
Osteotech, Inc. (a)	1,235	8,978
Palomar Medical Technologies, Inc. (a)	1,008	31,752
PolyMedica Corp.	1,048	54,255
Possis Medical, Inc. (a)	574	6,205
Quidel Corp. (a)	1,589	26,981
Regeneration Technologies, Inc. (a)	856	9,270
Respironics, Inc. (a)	3,413	161,879
Rochester Medical Corp. (a)	328	5,232
Shamir Optical Industry Ltd.	707	7,551
Sirona Dental Systems, Inc. (a)	2,421	70,572
Somanetics Corp. (a)	771	14,988
Sonic Innovations, Inc. (a)	281	2,329
SonoSite, Inc. (a)	970	28,285
Staar Surgical Co. (a)	832	2,438
Stereotaxis, Inc. (a)	2,207	29,199
SurModics, Inc. (a)(d)	854	41,206
Synergetics USA, Inc. (a)	1,175	4,688
Syneron Medical Ltd. (a)	1,227	27,755
Synovis Life Technologies, Inc. (a)	230	4,126
The Spectranetics Corp. (a)	1,041	15,334
Thermage, Inc. (a)	818	6,348
ThermoGenesis Corp. (a)	4,407	11,458
Thoratec Corp. (a)	2,383	49,257
TomoTherapy, Inc.	2,307	55,068
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Trinity Biotech PLC sponsored ADR (a)	674	$ 7,731
Utah Medical Products, Inc.	500	15,765
Vascular Solutions, Inc. (a)	1,180	9,322
Vital Signs, Inc.	750	37,605
Vnus Medical Technologies, Inc. (a)	439	6,339
Volcano Corp. (a)	1,631	24,220
Wright Medical Group, Inc. (a)	1,694	44,366
Xtent, Inc.	1,150	9,085
Young Innovations, Inc.	390	10,698
Zoll Medical Corp. (a)	738	17,055
		4,098,009
Health Care Providers & Services - 1.4%
Air Methods Corp. (a)	670	26,552
Allied Healthcare International, Inc. (a)	1,897	3,927
Allion Healthcare, Inc. (a)	696	4,440
Amedisys, Inc. (a)	974	36,798
America Service Group, Inc. (a)	530	6,100
American Dental Partners, Inc. (a)	487	11,664
AmSurg Corp. (a)	1,724	40,669
Animal Health International, Inc.	1,331	15,107
Bio-Reference Laboratories, Inc. (a)	768	22,272
BioScrip, Inc. (a)	895	5,200
Chindex International, Inc. (a)	177	3,641
Corvel Corp. (a)	589	14,766
Cross Country Healthcare, Inc. (a)	1,487	25,383
Dialysis Corp. of America (a)	301	2,989
Express Scripts, Inc. (a)	11,526	631,049
Gentiva Health Services, Inc. (a)	1,753	36,357
Health Grades, Inc. (a)	1,360	7,874
HealthExtras, Inc. (a)	1,922	54,027
Healthways, Inc. (a)	1,586	78,983
Henry Schein, Inc. (a)	3,578	208,204
HMS Holdings Corp. (a)	1,151	27,106
Hythiam, Inc. (a)(d)	2,025	14,580
InVentiv Health, Inc. (a)	1,222	48,465
LCA-Vision, Inc.	1,176	40,396
LHC Group, Inc. (a)	1,005	20,130
LifePoint Hospitals, Inc. (a)	2,596	72,948
Lincare Holdings, Inc. (a)	3,646	131,220
Magellan Health Services, Inc. (a)	1,584	64,310
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Matria Healthcare, Inc. (a)	882	$ 22,456
Medcath Corp. (a)	881	25,857
MWI Veterinary Supply, Inc. (a)	434	16,479
National Medical Health Card Systems, Inc. (a)	330	3,501
National Research Corp.	370	9,254
Nighthawk Radiology Holdings, Inc. (a)	1,452	31,886
NovaMed Eyecare, Inc. (a)	1,179	5,801
Odyssey Healthcare, Inc. (a)	1,312	12,831
Patterson Companies, Inc. (a)	5,991	220,349
PDI, Inc. (a)	594	6,112
Pediatric Services of America, Inc. (a)	343	5,567
Providence Service Corp. (a)	853	25,641
PSS World Medical, Inc. (a)	3,521	67,181
Psychiatric Solutions, Inc. (a)	2,397	88,353
QMed, Inc. (a)	603	1,797
Radiation Therapy Services, Inc. (a)	1,013	22,914
ResCare, Inc. (a)	1,816	38,717
Rotech Healthcare, Inc. (a)	695	758
Rural/Metro Corp. (a)	909	3,300
Sun Healthcare Group, Inc. (a)	2,385	35,465
TLC Vision Corp. (a)	4,732	17,366
U.S. Physical Therapy, Inc. (a)	574	7,893
VCA Antech, Inc. (a)	3,745	153,133
Visicu, Inc. (a)	1,157	8,377
VistaCare, Inc. Class A (a)	1,078	7,546
		2,493,691
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	2,679	60,572
AMICAS, Inc. (a)	2,483	8,020
Cerner Corp. (a)	3,477	198,328
Computer Programs & Systems, Inc.	714	18,971
Eclipsys Corp. (a)	2,621	60,519
Emageon, Inc. (a)(d)	1,549	13,306
Health Corp. (a)	7,434	109,875
iCAD, Inc. (a)	870	2,436
Merge Technologies, Inc. (a)	930	4,352
Omnicell, Inc. (a)	1,262	30,465
Phase Forward, Inc. (a)	1,828	32,612
SXC Health Solutions Corp. (a)	785	14,071
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
TriZetto Group, Inc. (a)	2,265	$ 35,402
Vital Images, Inc. (a)	671	12,440
		601,369
Life Sciences Tools & Services - 0.9%
Accelrys, Inc. (a)	737	4,474
Affymetrix, Inc. (a)	2,937	66,552
Albany Molecular Research, Inc. (a)	1,520	22,222
AMAG Pharmaceuticals, Inc.	767	41,917
Bruker BioSciences Corp. (a)	5,167	36,892
Caliper Life Sciences, Inc. (a)	1,798	9,871
Combimatrix Corp. (a)	142	765
Compugen Ltd. (a)	1,757	4,357
Dionex Corp. (a)	966	69,967
Draxis Health, Inc. (a)	1,236	5,735
Encorium Group, Inc. (a)	2,146	5,601
eResearchTechnology, Inc. (a)	3,519	38,287
Exelixis, Inc. (a)	4,159	46,789
Gene Logic, Inc. (a)	1,810	2,317
Harvard Bioscience, Inc. (a)	973	4,476
ICON PLC sponsored ADR	1,235	56,415
Illumina, Inc. (a)	2,377	114,785
Immunicon Corp. (a)	1,388	1,582
Invitrogen Corp. (a)	2,226	173,405
Kendle International, Inc. (a)	567	22,204
Luminex Corp. (a)	1,247	17,670
Medivation, Inc. (a)	1,300	22,711
Medtox Scientific, Inc. (a)	357	6,708
Nanogen, Inc. (a)	940	940
Nektar Therapeutics (a)(d)	4,545	37,542
PAREXEL International Corp. (a)	1,314	56,515
Pharmaceutical Product Development, Inc.	4,845	169,720
PharmaNet Development Group, Inc. (a)	758	21,830
PRA International (a)	950	27,693
QIAGEN NV (a)	6,798	115,702
Sequenom, Inc. (a)	2,553	12,459
Techne Corp. (a)	1,927	121,420
Third Wave Technologies, Inc. (a)	1,721	13,166
Varian, Inc. (a)	1,384	83,068
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Ventana Medical Systems, Inc. (a)	1,698	$ 138,879
Verenium Corp. (a)(d)	2,561	14,086
		1,588,722
Pharmaceuticals - 1.8%
Abraxis BioScience, Inc. (a)(d)	7,546	165,559
Acusphere, Inc. (a)	1,243	1,616
Adams Respiratory Therapeutics, Inc. (a)	1,469	56,645
Adolor Corp. (a)(d)	1,931	7,222
Akorn, Inc. (a)	4,150	31,540
Alexza Pharmaceuticals, Inc. (a)	1,512	12,414
Amarin Corp. PLC sponsored ADR (a)	2,701	1,351
Anesiva, Inc. (a)	2,189	14,250
Artes Medical, Inc.	195	973
Aspreva Pharmaceuticals Corp. (a)	1,679	32,489
Atherogenics, Inc. (a)(d)	2,323	6,365
Auxilium Pharmaceuticals, Inc. (a)	1,496	29,022
AVANIR Pharmaceuticals Class A (a)	1,525	3,294
Axcan Pharma, Inc. (a)	2,566	49,422
Barrier Therapeutics, Inc. (a)	1,043	7,019
Beijing Med-Pharm Corp. (a)(d)	1,486	13,924
Biodel, Inc.	957	18,116
BioMimetic Therapeutics, Inc. (a)	903	13,608
Cadence Pharmaceuticals, Inc.	1,375	19,745
Cardiome Pharma Corp. (a)	2,222	19,736
Collagenex Pharmaceuticals, Inc. (a)	1,553	19,909
Columbia Laboratories, Inc. (a)	1,899	3,988
Cypress Bioscience, Inc. (a)	1,787	23,696
DepoMed, Inc. (a)	2,463	4,483
Discovery Laboratories, Inc. (a)	4,625	10,684
Durect Corp. (a)	2,421	12,274
Emisphere Technologies, Inc. (a)(d)	1,366	5,628
Endo Pharmaceuticals Holdings, Inc. (a)	6,283	200,302
Eurand NV	2,150	28,638
Flamel Technologies SA sponsored ADR (a)(d)	1,311	12,350
Generex Biotechnology Corp. (a)(d)	5,909	8,745
Hi-Tech Pharmacal Co., Inc. (a)	462	5,267
Hollis-Eden Pharmaceuticals, Inc. (a)	580	899
Inspire Pharmaceuticals, Inc. (a)	3,078	17,021
Ista Pharmaceuticals, Inc. (a)	1,726	12,203
Jazz Pharmaceuticals, Inc.	1,184	15,913
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Labopharm, Inc. (a)	3,695	$ 6,998
Matrixx Initiatives, Inc. (a)	372	7,901
Medicines Co. (a)	2,401	40,097
MGI Pharma, Inc. (a)	4,056	95,600
MiddleBrook Pharmaceuticals, Inc. (a)(d)	1,591	3,389
Nastech Pharmaceutical Co., Inc. (a)	1,139	15,764
Nexmed, Inc. (a)	672	1,089
NitroMed, Inc. (a)	982	2,219
Noven Pharmaceuticals, Inc. (a)	1,490	22,737
Novogen Ltd. sponsored ADR (a)	97	768
Obagi Medical Products, Inc. (a)	1,753	27,943
Pain Therapeutics, Inc. (a)	3,006	28,196
Penwest Pharmaceuticals Co. (a)(d)	1,484	18,327
Perrigo Co.	4,258	88,183
Pharmos Corp. (a)	462	420
Pozen, Inc. (a)	1,285	12,837
Quigley Corp. (a)	1,566	6,906
Replidyne, Inc. (a)(d)	1,754	11,892
Repros Therapeutics, Inc. (a)	257	2,747
Salix Pharmaceuticals Ltd. (a)	2,714	31,265
Santarus, Inc. (a)	3,045	7,552
Sciele Pharma, Inc. (a)	1,960	45,237
Sepracor, Inc. (a)	4,894	142,758
Shire PLC sponsored ADR	2,699	212,519
Sirtris Pharmaceuticals, Inc.	491	6,373
Somaxon Pharmaceuticals, Inc. (a)	769	9,489
Spectrum Pharmaceuticals, Inc. (a)	2,018	8,233
SuperGen, Inc. (a)	3,481	14,133
Teva Pharmaceutical Industries Ltd. sponsored ADR	26,464	1,137,952
ViroPharma, Inc. (a)	3,623	35,904
Vivus, Inc. (a)	2,040	11,077
Warner Chilcott Ltd.	10,960	203,089
Westaim Corp. (a)	3,289	1,557
XenoPort, Inc. (a)	1,285	53,366
Zila, Inc. (a)	3,259	3,911
		3,204,738
TOTAL HEALTH CARE		22,508,776
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.3%
AeroVironment, Inc.	871	$ 17,211
American Science & Engineering, Inc.	467	33,741
Applied Signal Technology, Inc.	561	7,977
Argon ST, Inc. (a)	1,454	26,274
Astronics Corp. (a)	339	10,651
BE Aerospace, Inc. (a)	4,165	162,310
Ceradyne, Inc. (a)	1,283	92,735
Elbit Systems Ltd.	2,078	93,344
Herley Industries, Inc. (a)	746	10,780
Innovative Solutions & Support, Inc. (a)	567	10,240
Ionatron, Inc. (d)	2,941	9,646
Ladish Co., Inc. (a)	750	39,360
LMI Aerospace, Inc. (a)	448	10,241
MTC Technologies, Inc. (a)	622	12,415
Sypris Solutions, Inc.	676	5,489
Taser International, Inc. (a)(d)	3,257	46,608
		589,022
Air Freight & Logistics - 0.6%
ABX Air, Inc. (a)	3,839	26,336
Atlas Air Worldwide Holdings, Inc. (a)	886	44,956
C.H. Robinson Worldwide, Inc.	7,460	365,838
Dynamex, Inc. (a)	596	14,972
Expeditors International of Washington, Inc.	9,260	409,014
Forward Air Corp.	1,693	59,323
Hub Group, Inc. Class A (a)	1,704	56,862
Pacer International, Inc.	1,724	37,273
Park-Ohio Holdings Corp. (a)	439	12,094
UTI Worldwide, Inc.	4,227	94,051
		1,120,719
Airlines - 0.4%
Allegiant Travel Co.	900	26,100
Frontier Airlines Holdings, Inc. (a)(d)	1,453	8,616
JetBlue Airways Corp. (a)	7,362	70,086
MAIR Holdings, Inc. (a)	1,544	9,743
Mesa Air Group, Inc. (a)	2,636	14,867
Pinnacle Airlines Corp. (a)	841	13,784
Republic Airways Holdings, Inc. (a)	1,879	35,776
Ryanair Holdings PLC sponsored ADR (a)	5,528	230,905
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
SkyWest, Inc.	2,857	$ 71,796
UAL Corp. (a)	4,859	230,657
		712,330
Building Products - 0.1%
Aaon, Inc.	852	17,841
American Woodmark Corp.	798	24,076
Apogee Enterprises, Inc.	1,220	30,707
Builders FirstSource, Inc. (a)	1,474	19,309
Dayton Superior Corp.	383	2,846
Gibraltar Industries, Inc.	1,466	29,291
Insteel Industries, Inc.	1,270	24,003
PGT, Inc. (a)	1,123	11,702
Universal Forest Products, Inc.	846	31,547
US Home Systems, Inc. (a)	272	2,162
		193,484
Commercial Services & Supplies - 1.3%
51job, Inc. sponsored ADR (a)	198	3,394
Advisory Board Co. (a)	834	47,980
American Ecology Corp.	1,049	20,970
APAC Customer Services, Inc. (a)	2,411	7,064
Arrowhead Research Corp. (a)	1,920	9,370
Barrett Business Services, Inc.	449	10,947
Casella Waste Systems, Inc. Class A (a)	817	9,126
CECO Environmental Corp. (a)	185	2,340
Cintas Corp.	7,061	258,786
Clean Harbors, Inc. (a)	1,021	48,181
Comsys IT Partners, Inc. (a)	927	17,622
Copart, Inc. (a)	3,923	115,101
Corporate Executive Board Co.	1,725	117,352
CoStar Group, Inc. (a)	996	54,810
CRA International, Inc. (a)	570	28,306
Danka Business Systems PLC sponsored ADR (a)	836	677
Diamond Management & Technology Consultants, Inc.	2,113	21,278
eTelecare Global Solutions, Inc. ADR	368	2,977
Exponent, Inc. (a)	884	21,534
First Advantage Corp. Class A (a)	418	8,130
First Consulting Group, Inc. (a)	1,495	14,158
Fuel Tech, Inc. (a)(d)	1,311	38,150
G&K Services, Inc. Class A	958	39,901
GeoEye, Inc. (a)	693	16,327
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Healthcare Services Group, Inc.	1,623	$ 34,765
Heidrick & Struggles International, Inc. (a)	1,158	54,252
Herman Miller, Inc.	3,132	90,891
Hill International, Inc. (a)	1,485	11,078
Hudson Highland Group, Inc. (a)	1,554	21,787
Huron Consulting Group, Inc. (a)	865	57,133
ICF International, Inc.	519	12,783
ICT Group, Inc. (a)	936	14,227
InnerWorkings, Inc.	2,410	34,005
Interface, Inc. Class A	2,168	39,111
Intersections, Inc. (a)	441	4,295
Kelly Services, Inc. Class A (non-vtg.)	1,305	29,650
Kenexa Corp. (a)	1,120	31,125
Kforce, Inc. (a)	2,039	31,034
Layne Christensen Co. (a)	643	31,745
Learning Tree International, Inc. (a)	1,097	16,532
LECG Corp. (a)	895	13,729
McGrath RentCorp.	1,132	36,258
Mobile Mini, Inc. (a)	1,580	38,252
Monster Worldwide, Inc. (a)	5,762	197,060
Multi-Color Corp.	334	12,408
On Assignment, Inc. (a)	1,390	14,706
PeopleSupport, Inc. (a)	1,045	13,146
Perma-Fix Environmental Services, Inc. (a)	2,601	6,815
Protection One, Inc. (a)	883	11,338
RCM Technologies, Inc. (a)	426	3,084
Resources Connection, Inc.	2,240	67,200
School Specialty, Inc. (a)	1,009	36,768
Standard Parking Corp. (a)	633	22,066
Stericycle, Inc. (a)	3,436	171,456
Team, Inc. (a)	260	6,100
Teletech Holdings, Inc. (a)	3,287	96,145
Tetra Tech, Inc. (a)	2,446	47,942
Thomas Group	587	5,301
TRM Corp. (a)	430	426
United Stationers, Inc. (a)	1,398	82,510
Waste Industries USA, Inc.	838	27,193
Waste Services, Inc. (a)	2,681	26,435
WCA Waste Corp. (a)	2,105	16,103
		2,381,335
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	3,117	$ 369,177
Great Lakes Dredge & Dock Corp. (a)	1,500	13,305
Insituform Technologies, Inc. Class A (a)(d)	1,365	22,509
Integrated Electrical Services, Inc. (a)	652	15,231
Modtech Holdings, Inc. (a)	1,009	1,181
Sterling Construction Co., Inc. (a)	341	7,543
		428,946
Electrical Equipment - 0.6%
Active Power, Inc. (a)	2,586	3,827
American Superconductor Corp. (a)(d)	1,535	27,661
BTU International, Inc. (a)	402	4,844
Canadian Solar, Inc. (d)	1,100	8,789
Capstone Turbine Corp. (a)	3,505	3,856
China BAK Battery, Inc. (a)	3,333	15,265
China Sunergy Co. Ltd. ADR	859	4,682
Coleman Cable, Inc. (a)	500	7,205
Deswell Industries, Inc.	609	6,072
Encore Wire Corp.	1,157	30,082
Energy Conversion Devices, Inc. (a)	1,467	38,010
Evergreen Solar, Inc. (a)	3,457	31,009
First Solar, Inc.	3,253	337,466
Franklin Electric Co., Inc.	810	33,437
FuelCell Energy, Inc. (d)	2,199	21,154
Genlyte Group, Inc. (a)	1,248	90,567
Hoku Scientific, Inc. (a)	796	7,236
Hydrogenics Corp. (a)	3,294	3,821
II-VI, Inc. (a)	1,568	48,922
JA Solar Holdings Co. Ltd. ADR	400	14,668
LSI Industries, Inc.	1,131	22,937
Medis Technologies Ltd. (a)(d)	1,387	14,633
Microvision, Inc. (a)	3,373	16,157
Plug Power, Inc. (a)	6,316	17,053
Powell Industries, Inc. (a)	482	16,157
Power-One, Inc. (a)	3,532	15,400
Preformed Line Products Co.	259	12,691
Solarfun Power Holdings Co. Ltd. ADR (d)	355	3,696
Sunpower Corp. Class A (a)(d)	1,741	118,963
Superior Essex, Inc. (a)	830	29,299
TAT Technologies Ltd. (a)	78	1,094
Ultralife Batteries, Inc. (a)	686	7,923
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Valence Technology, Inc. (a)(d)	2,374	$ 3,205
Vicor Corp.	1,288	15,186
Woodward Governor Co.	1,843	108,239
		1,141,206
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	39,528
Machinery - 1.2%
3D Systems Corp. (a)(d)	683	13,687
A.S.V., Inc. (a)(d)	1,701	24,154
AB Volvo sponsored ADR	2,975	51,468
Altra Holdings, Inc.	1,190	19,754
American Railcar Industries, Inc.	997	26,161
Astec Industries, Inc. (a)	816	41,273
Axsys Technologies, Inc. (a)	558	13,275
Basin Water, Inc. (a)	502	5,617
Bucyrus International, Inc. Class A	1,646	102,859
Chart Industries, Inc.	1,225	33,063
Columbus McKinnon Corp. (NY Shares) (a)	850	23,095
Commercial Vehicle Group, Inc. (a)	736	10,466
Dynamic Materials Corp.	432	18,572
Flanders Corp. (a)	1,144	5,102
Flow International Corp. (a)	1,397	11,469
Force Protection, Inc. (a)(d)	2,800	48,244
FreightCar America, Inc.	549	24,870
Gehl Co. (a)	645	15,338
Hardinge, Inc.	253	8,822
Hurco Companies, Inc. (a)	280	13,849
Joy Global, Inc.	5,310	230,401
K-Tron International, Inc. (a)	110	9,845
L.B. Foster Co. Class A (a)	446	16,752
Lincoln Electric Holdings, Inc.	1,783	128,269
MFRI, Inc. (a)	146	3,431
Middleby Corp. (a)	910	66,921
Nordson Corp.	1,727	86,713
Omega Flex, Inc.	414	6,359
PACCAR, Inc.	11,256	962,951
Portec Rail Products, Inc.	692	7,536
RBC Bearings, Inc. (a)	913	32,412
Sun Hydraulics Corp.	774	21,432
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tecumseh Products Co.:
Class A (non-vtg.) (a)	517	$ 8,918
Class B (a)	262	3,933
TurboChef Technologies, Inc. (a)	1,655	21,184
Twin Disc, Inc.	67	3,636
		2,121,831
Marine - 0.3%
Alexander & Baldwin, Inc.	2,134	110,776
American Commercial Lines, Inc. (a)	2,846	73,512
Aries Maritime Transport Ltd.	1,020	8,792
DryShips, Inc.	1,409	100,546
Eagle Bulk Shipping, Inc.	1,421	37,458
OceanFreight, Inc.	245	5,241
Omega Navigation Enterprises, Inc. Class A	275	5,434
Paragon Shipping, Inc.	278	4,390
Quintana Maritime Ltd.	1,985	34,460
TBS International Ltd. Class A (a)	745	27,200
Ultrapetrol (Bahamas) Ltd.	1,325	23,877
		431,686
Road & Rail - 0.5%
AMERCO (a)	958	60,392
Arkansas Best Corp.	1,076	38,628
Celadon Group, Inc. (a)	1,014	15,818
Covenant Transportn Group, Inc. Class A (a)	611	3,862
Frozen Food Express Industries, Inc.	698	5,312
Heartland Express, Inc.	4,452	69,318
J.B. Hunt Transport Services, Inc.	7,180	206,569
Landstar System, Inc.	2,618	112,600
Marten Transport Ltd. (a)	1,029	16,114
Old Dominion Freight Lines, Inc. (a)	1,582	45,562
P.A.M. Transportation Services, Inc. (a)	668	12,498
Patriot Transportation Holding, Inc. (a)	115	10,580
Quality Distribution, Inc. (a)	1,569	15,219
Saia, Inc. (a)	638	11,988
Trailer Bridge, Inc. (a)	724	8,413
U.S. Xpress Enterprises, Inc. Class A (a)	842	14,962
Universal Truckload Services, Inc. (a)	990	20,354
USA Truck, Inc. (a)	550	8,822
Vitran Corp., Inc. (a)	474	9,907
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Werner Enterprises, Inc.	3,537	$ 65,824
YRC Worldwide, Inc. (a)	2,476	76,286
		829,028
Trading Companies & Distributors - 0.4%
Aceto Corp.	828	7,204
Beacon Roofing Supply, Inc. (a)	2,041	23,778
Electro Rent Corp.	1,299	18,874
Fastenal Co.	6,891	314,299
H&E Equipment Services, Inc. (a)	1,668	34,294
Houston Wire & Cable Co.	1,065	19,671
Industrial Distribution Group, Inc. (a)	369	3,491
Kaman Corp.	1,787	58,810
Lawson Products, Inc.	395	14,425
NuCo2, Inc. (a)	701	18,429
Rush Enterprises, Inc.:
Class A (a)	511	12,959
Class B (a)	673	15,681
UAP Holding Corp.	2,572	76,929
Williams Scotsman International, Inc. (a)	1,853	50,605
		669,449
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	549	14,576
Quixote Corp.	489	9,560
		24,136
TOTAL INDUSTRIALS		10,682,700
INFORMATION TECHNOLOGY - 49.2%
Communications Equipment - 9.9%
3Com Corp. (a)	18,500	69,375
Acme Packet, Inc.	2,767	41,450
ADC Telecommunications, Inc. (a)	5,591	102,315
Adtran, Inc.	3,380	90,347
Airspan Networks, Inc. (a)	2,489	6,198
Airvana, Inc.	2,600	16,016
Alvarion Ltd. (a)	2,562	30,155
Anaren, Inc. (a)	662	9,328
Andrew Corp. (a)	7,179	101,080
Arris Group, Inc. (a)	4,428	67,217
AudioCodes Ltd. (a)(d)	1,741	8,618
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Avanex Corp. (a)	12,464	$ 21,438
Avici Systems, Inc.	537	5,193
Avocent Corp. (a)	2,483	73,298
Aware, Inc. (a)	1,453	6,931
Bel Fuse, Inc.:
Class A	177	6,305
Class B (non-vtg.)	300	9,450
BigBand Networks, Inc.	2,700	27,270
Black Box Corp.	852	34,889
Blue Coat Systems, Inc. (a)	684	57,052
Bookham, Inc. (a)	4,309	11,203
C-COR, Inc. (a)	1,969	22,663
Carrier Access Corp. (a)	1,526	6,226
Ceragon Networks Ltd. (a)	1,565	26,370
China GrenTech Corp. Ltd. ADR (a)	53	447
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	798	3,439
Ciena Corp. (a)	3,974	150,535
Cisco Systems, Inc. (a)	272,626	8,702,222
Comtech Group, Inc. (a)	1,575	26,649
Comtech Telecommunications Corp. (a)	1,134	48,263
Digi International, Inc. (a)	1,004	14,207
Ditech Networks, Inc. (a)	1,208	6,197
ECI Telecom Ltd. (a)	4,799	44,871
EFJ, Inc. (a)	1,024	5,755
EMS Technologies, Inc. (a)	1,046	25,669
Endwave Corp. (a)	412	4,326
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	922	6,173
Extreme Networks, Inc. (a)	7,442	25,749
F5 Networks, Inc. (a)	3,614	126,382
Finisar Corp. (a)	14,260	53,903
Foundry Networks, Inc. (a)	6,848	126,620
Globecomm Systems, Inc. (a)	246	3,410
Harmonic, Inc. (a)	4,008	39,960
Harris Stratex Networks, Inc. (a)	1,328	22,722
Hughes Communications, Inc. (a)	968	49,368
Infinera Corp.	3,919	75,480
InterDigital, Inc. (a)	2,445	56,504
Ituran Location & Control Ltd.	1,591	18,543
Ixia (a)	3,978	36,200
JDS Uniphase Corp. (a)	9,035	131,550
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	22,959	$ 755,810
KVH Industries, Inc. (a)	419	4,027
Loral Space & Communications Ltd. (a)	977	39,158
Metalink Ltd. (a)(d)	1,755	12,022
MRV Communications, Inc. (a)	7,974	20,094
NETGEAR, Inc. (a)	1,638	45,962
Network Engines, Inc. (a)	1,511	2,644
Nextwave Wireless, Inc. (a)(d)	4,000	26,440
Nice Systems Ltd. sponsored ADR (a)	1,787	63,224
NMS Communications Corp. (a)	1,666	2,416
NumereX Corp. Class A (a)	847	6,945
Occam Networks, Inc. (a)	651	5,859
Oplink Communications, Inc. (a)	1,319	17,187
Opnext, Inc.	3,029	36,378
Optical Communication Products, Inc. (a)	1,330	2,141
Optium Corp. (d)	1,536	12,211
ORBCOMM, Inc.	1,542	12,475
Orckit Communications Ltd. (a)	601	3,768
Packeteer, Inc. (a)	2,182	16,081
Parkervision, Inc. (a)(d)	1,061	14,111
PC-Tel, Inc. (a)	1,155	8,951
Pegasus Wireless Corp. warrants 8/11/08 (a)	250	0
Performance Technologies, Inc. (a)	470	2,256
Polycom, Inc. (a)	4,171	126,423
Powerwave Technologies, Inc. (a)	6,700	45,895
Qiao Xing Universal Telephone, Inc. (a)(d)	925	8,029
QUALCOMM, Inc.	74,753	2,981,897
RADWARE Ltd. (a)	685	9,213
Radyne Corp. (a)	1,102	11,604
Research In Motion Ltd. (a)	24,999	2,135,165
Riverbed Technology, Inc.	3,183	141,325
SCM Microsystems, Inc. (a)	1,068	3,065
SeaChange International, Inc. (a)	1,245	9,064
ShoreTel, Inc.	1,000	13,360
Sierra Wireless, Inc. (a)(d)	1,359	31,080
Silicom Ltd. (a)	400	8,536
Sirenza Microdevices, Inc. (a)	2,267	35,456
Sonus Networks, Inc. (a)	10,708	61,892
Starent Networks Corp.	3,021	62,746
Sycamore Networks, Inc. (a)	15,201	60,044
Symmetricom, Inc. (a)	2,546	12,705
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Tekelec (a)	3,296	$ 40,541
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,291	234,088
Tellabs, Inc. (a)	19,146	201,990
Telular Corp. (a)	871	4,878
Tollgrade Communications, Inc. (a)	443	4,510
UTStarcom, Inc. (a)(d)	5,640	17,146
ViaSat, Inc. (a)	1,507	45,994
Westell Technologies, Inc. Class A (a)	3,694	7,573
WJ Communications, Inc. (a)	2,092	3,222
Zhone Technologies, Inc. (a)	6,304	7,754
		18,090,886
Computers & Peripherals - 6.2%
ActivIdentity Corp. (a)	1,423	7,030
Adaptec, Inc. (a)	4,706	17,553
Apple, Inc. (a)	38,828	5,376,901
Avid Technology, Inc. (a)(d)	1,705	52,565
Brocade Communications Systems, Inc. (a)	19,072	133,504
Concurrent Computer Corp. (a)	2,256	3,068
Cray, Inc. (a)	1,576	11,127
Data Domain, Inc.	1,978	55,463
Dell, Inc. (a)	102,007	2,881,698
Dot Hill Systems Corp. (a)	4,517	14,003
Electronics for Imaging, Inc. (a)	2,485	64,809
Hutchinson Technology, Inc. (a)	1,552	35,712
Immersion Corp. (a)	860	12,891
InFocus Corp. (a)	1,431	2,519
Innovex, Inc. (a)	857	1,063
Intevac, Inc. (a)	1,029	16,814
Isilon Systems, Inc.	2,877	28,914
Komag, Inc. (a)	1,503	48,306
LaserCard Corp. (a)	492	5,530
Logitech International SA (a)	8,210	223,558
Mobility Electronics, Inc. (a)	1,162	4,241
NEC Corp. sponsored ADR	622	2,930
Neoware, Inc. (a)	1,146	18,382
Network Appliance, Inc. (a)	16,622	463,089
Novatel Wireless, Inc. (a)	1,802	41,158
Overland Storage, Inc. (a)	914	1,883
Palm, Inc.	4,271	64,108
Presstek, Inc. (a)	1,343	8,488
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
QLogic Corp. (a)	6,935	$ 92,236
Rackable Systems, Inc. (a)	1,238	16,985
Rimage Corp. (a)	799	20,087
SanDisk Corp. (a)	10,039	562,786
Silicon Graphics, Inc. (a)	727	17,724
STEC, Inc. (a)	2,964	22,319
Stratasys, Inc. (a)	780	19,617
Sun Microsystems, Inc. (a)	161,433	865,281
Super Micro Computer, Inc.	858	7,156
Synaptics, Inc. (a)	1,319	57,113
Xyratex Ltd. (a)	1,510	31,438
		11,310,049
Electronic Equipment & Instruments - 1.6%
Acacia Research Corp. - Acacia Technologies (a)	1,296	19,414
Agilysys, Inc.	1,889	32,226
American Technology Corp. (a)	1,388	4,317
Bell Microproducts, Inc. (a)	2,595	17,802
Brightpoint, Inc. (a)	3,642	42,429
CalAmp Corp. (a)	1,266	4,785
CDW Corp. (a)	3,645	313,725
Cherokee International Corp. (a)	469	1,618
Cogent, Inc. (a)	4,118	59,093
Cognex Corp.	1,871	34,520
Coherent, Inc. (a)	1,451	43,661
Comverge, Inc.	608	16,787
CPI International, Inc. (a)	798	15,449
Daktronics, Inc. (d)	2,111	58,053
DDi Corp. (a)	1,501	9,922
DTS, Inc. (a)	1,080	28,231
Echelon Corp. (a)	2,170	60,738
Electro Scientific Industries, Inc. (a)	1,631	38,638
Excel Technology, Inc. (a)	840	22,865
FARO Technologies, Inc. (a)	894	35,948
Flextronics International Ltd. (a)	24,924	283,884
FLIR Systems, Inc. (a)	3,084	151,856
Frequency Electronics, Inc.	801	7,906
GSI Group, Inc. (a)	2,835	27,641
GTSI Corp. (a)	429	4,522
I. D. Systems Inc. (a)	623	7,295
Insight Enterprises, Inc. (a)	2,484	58,920
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
INTAC International (a)	1,136	$ 8,634
IPG Photonics Corp.	2,000	36,940
Itron, Inc. (a)	1,157	98,229
LeCroy Corp. (a)	442	3,302
Littelfuse, Inc. (a)	1,332	44,489
LoJack Corp. (a)	1,208	23,000
Magal Security Systems Ltd. (a)	1,252	11,193
Maxwell Technologies, Inc. (a)(d)	899	11,094
Measurement Specialties, Inc. (a)	600	14,478
Mechanical Technology, Inc. (a)	1,285	1,491
Mellanox Technologies Ltd.	1,419	22,846
Mercury Computer Systems, Inc. (a)	1,018	11,646
Merix Corp. (a)	475	2,798
Methode Electronics, Inc. Class A	2,395	34,584
Molex, Inc.	4,337	113,413
Molex, Inc. Class A (non-vtg.)	3,756	93,524
MTS Systems Corp.	1,050	44,226
Multi-Fineline Electronix, Inc. (a)	1,433	18,185
National Instruments Corp.	3,664	115,672
NetList, Inc. (a)	1,508	3,076
Newport Corp. (a)	1,742	24,057
NovAtel, Inc. (a)	320	11,536
NU Horizons Electronics Corp. (a)	658	6,106
Optimal Group, Inc. Class A (a)	1,305	7,243
Orbotech Ltd. (a)	1,314	28,448
OSI Systems, Inc. (a)	733	18,259
OYO Geospace Corp. (a)	311	23,505
PC Connection, Inc. (a)	1,121	14,416
Photon Dynamics, Inc. (a)	560	4,659
Planar Systems, Inc. (a)	480	3,029
Plexus Corp. (a)	2,125	50,511
RadiSys Corp. (a)	803	8,777
Research Frontiers, Inc. (a)(d)	596	6,979
Richardson Electronics Ltd.	989	7,150
Rofin-Sinar Technologies, Inc. (a)	705	49,117
Sanmina-SCI Corp. (a)	25,282	57,896
ScanSource, Inc. (a)	1,042	28,863
Smart Modular Tech WWH, Inc. (a)	2,260	24,747
Spectrum Control, Inc. (a)	541	7,861
Staktek Holdings, Inc. (a)	3,710	10,536
Suntron Corp. (a)	1,647	1,795
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tech Data Corp. (a)	2,290	$ 89,287
Tessco Technologies, Inc. (a)	367	5,600
Trimble Navigation Ltd. (a)	4,985	176,020
TTM Technologies, Inc. (a)	2,158	25,205
Universal Display Corp. (a)	1,471	21,712
X-Rite, Inc.	1,218	17,417
Zones, Inc. (a)	258	2,575
Zygo Corp. (a)	1,222	15,703
		2,864,074
Internet Software & Services - 6.6%
Access Integrated Technologies, Inc. Class A (a)	987	6,129
Akamai Technologies, Inc. (a)	7,298	235,142
Ariba, Inc. (a)	3,606	31,733
Art Technology Group, Inc. (a)	6,113	19,011
AsiaInfo Holdings, Inc. (a)	3,377	27,286
Autobytel, Inc. (a)	3,159	10,267
Baidu.com, Inc. sponsored ADR (a)	986	205,285
Bankrate, Inc. (a)	819	32,047
Chordiant Software, Inc. (a)	1,063	15,881
CMGI, Inc. (a)	20,346	31,740
CNET Networks, Inc. (a)	7,344	53,758
comScore, Inc.	1,054	22,577
Copernic, Inc. (a)(d)	2,172	4,127
CryptoLogic Ltd.	469	9,807
CyberSource Corp. (a)	1,302	15,871
DealerTrack Holdings, Inc. (a)	1,683	64,291
Digital River, Inc. (a)	1,871	86,740
DivX, Inc.	1,745	24,325
EarthLink, Inc. (a)	6,995	53,302
eBay, Inc. (a)	61,276	2,089,512
Entrust, Inc. (a)	2,378	5,232
Equinix, Inc. (a)	1,386	122,675
GigaMedia Ltd. (a)	3,134	41,243
Google, Inc. Class A (sub. vtg.) (a)	10,384	5,350,356
Greenfield Online, Inc. (a)	1,107	15,985
Hurray! Holding Co. Ltd. ADR (a)	2,051	8,532
I-Many, Inc. (a)	2,704	6,733
iBasis, Inc. (a)	1,906	18,431
InfoSpace, Inc.	1,767	24,756
Internap Network Services Corp. (a)	2,259	31,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internet Capital Group, Inc. (a)	1,700	$ 19,312
Internet Gold Golden Lines Ltd. (a)	847	9,910
Internet Initiative Japan, Inc. sponsored ADR	728	5,627
Interwoven, Inc. (a)	1,935	25,213
Iona Technologies PLC sponsored ADR (a)	1,741	6,320
iPass, Inc. (a)	2,745	12,353
j2 Global Communications, Inc. (a)	2,424	82,416
Jupitermedia Corp. (a)	1,459	8,958
Keynote Systems, Inc. (a)	1,025	14,145
Kintera, Inc. (a)	800	1,440
Limelight Networks, Inc.	3,819	31,430
Liquidity Services, Inc. (a)	1,699	18,689
LivePerson, Inc. (a)	2,751	15,846
LookSmart Ltd. (a)	833	2,182
LoopNet, Inc. (a)	1,593	30,363
Marchex, Inc. Class B	1,045	9,530
Mercadolibre, Inc.	1,878	52,809
MIVA, Inc. (a)	1,339	6,026
NaviSite, Inc. (a)	2,613	20,695
NetEase.com, Inc. sponsored ADR (a)	3,215	53,176
NIC, Inc.	4,420	29,835
Omniture, Inc. (a)	2,584	64,109
Online Resources Corp. (a)	1,151	14,687
Open Text Corp. (a)(d)	2,202	54,755
Openwave Systems, Inc.	4,488	20,286
Perficient, Inc. (a)	1,706	39,784
PlanetOut, Inc. (a)	573	762
RADVision Ltd. (a)	826	14,356
RealNetworks, Inc. (a)	8,017	49,946
Rediff.com India Ltd. sponsored ADR (a)	371	5,591
S1 Corp. (a)	3,058	23,852
Saba Software, Inc. (a)	1,898	8,731
SAVVIS, Inc. (a)	2,677	106,357
Selectica, Inc. (a)	2,459	4,352
Sify Ltd. sponsored ADR (a)	740	5,705
Sina Corp. (a)	2,298	95,781
SkillSoft PLC sponsored ADR (a)	4,194	37,410
Sohu.com, Inc. (a)	1,644	53,874
SonicWALL, Inc. (a)	3,593	30,828
Supportsoft, Inc. (a)	2,282	12,300
Switch & Data Facilities Co., Inc.	1,607	27,769
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TechTarget, Inc.	1,900	$ 24,738
Terremark Worldwide, Inc. (a)	2,650	17,914
The Knot, Inc. (a)	1,581	33,122
TheStreet.com, Inc.	1,001	10,230
Travelzoo, Inc. (a)	630	12,140
Tumbleweed Communications Corp. (a)	1,264	2,819
United Online, Inc.	2,993	43,009
ValueClick, Inc. (a)	4,659	93,366
VeriSign, Inc. (a)	10,927	351,849
Vignette Corp. (a)	2,000	39,020
VistaPrint Ltd. (a)	1,775	58,362
Visual Sciences, Inc. (a)	1,076	19,831
Vocus, Inc. (a)	861	21,525
WebMD Health Corp. Class A (a)	421	22,945
Websense, Inc. (a)	2,250	46,283
Website Pros, Inc. (a)	652	5,698
Workstream, Inc. (a)	1,954	2,149
Yahoo!, Inc. (a)	60,215	1,368,687
Zix Corp. (a)(d)	974	1,695
		11,967,360
IT Services - 1.5%
Acxiom Corp.	3,157	77,347
Answerthink, Inc. (a)	1,964	6,422
Applied Digital Solutions, Inc. (a)	2,129	2,576
Authorize.Net Holdings, Inc. (a)	1,638	29,812
Cass Information Systems, Inc.	289	9,771
CheckFree Corp. (a)	4,280	197,864
Cognizant Technology Solutions Corp. Class A (a)	6,247	459,217
CSG Systems International, Inc. (a)	2,185	50,517
Edgewater Technology, Inc. (a)	1,090	9,559
Electronic Clearing House, Inc. (a)	150	1,518
eLoyalty Corp. (a)	438	6,745
Euronet Worldwide, Inc. (a)	1,696	45,928
ExlService Holdings, Inc.	1,527	29,013
Fiserv, Inc. (a)	7,430	345,644
Forrester Research, Inc. (a)	920	23,377
Gevity HR, Inc.	1,134	13,064
iGate Corp. (a)	3,769	31,245
Infocrossing, Inc. (a)	717	13,308
Infosys Technologies Ltd. sponsored ADR	4,860	231,871
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
infoUSA, Inc.	2,977	$ 30,187
Integral Systems, Inc.	418	10,107
Lionbridge Technologies, Inc. (a)	3,727	15,281
ManTech International Corp. Class A (a)	1,040	37,190
NCI, Inc. Class A (a)	194	3,273
Ness Technologies, Inc. (a)	1,605	17,864
Paychex, Inc.	16,609	737,938
PFSweb, Inc. (a)	1,212	1,757
Rainmaker Systems, Inc. (a)	322	2,840
RightNow Technologies, Inc. (a)	1,835	26,883
Sapient Corp. (a)	5,874	37,829
SI International, Inc. (a)	509	15,687
SM&A (a)	996	6,285
Sykes Enterprises, Inc. (a)	1,937	31,941
Syntel, Inc.	1,911	66,063
TechTeam Global, Inc. (a)	575	6,837
Telvent GIT SA	1,874	47,131
TRX, Inc. (a)	921	1,971
Zanett, Inc. (a)	2,719	1,713
		2,683,575
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	2,873	104,290
Semiconductors & Semiconductor Equipment - 9.4%
8X8, Inc. (a)(d)	2,302	2,901
Actel Corp. (a)	1,079	12,139
Actions Semiconductor Co. Ltd. ADR (a)	1,319	6,569
Advanced Analogic Technologies, Inc. (a)	1,805	16,407
Advanced Energy Industries, Inc. (a)	1,930	31,324
Altera Corp.	16,009	381,174
AMIS Holdings, Inc. (a)	3,497	36,264
Amkor Technology, Inc. (a)	8,378	96,515
ANADIGICS, Inc. (a)	1,888	31,076
Applied Materials, Inc.	62,018	1,324,704
Applied Micro Circuits Corp. (a)	15,698	44,739
ARM Holdings PLC sponsored ADR	2,809	25,056
ASE Test Ltd. (a)	5,274	62,049
ASM International NV (NASDAQ)	497	13,548
ASML Holding NV (NY Shares) (a)	7,113	211,043
Asyst Technologies, Inc. (a)	2,729	16,019
Atheros Communications, Inc. (a)	2,760	82,552
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	23,457	$ 124,322
ATMI, Inc. (a)	1,684	50,789
Axcelis Technologies, Inc. (a)	5,873	27,662
AXT, Inc. (a)	2,274	10,483
Broadcom Corp. Class A (a)	21,114	728,433
Brooks Automation, Inc. (a)	3,569	50,501
Cabot Microelectronics Corp. (a)	1,158	48,312
California Micro Devices Corp. (a)	960	3,773
Cambridge Display Technologies, Inc. (a)	1,117	13,281
Camtek Ltd. (a)	1,772	5,475
Cascade Microtech, Inc. (a)	599	6,355
Cavium Networks, Inc.	1,236	34,657
Centillium Communications, Inc. (a)	1,559	2,307
Ceva, Inc. (a)	2,068	18,033
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)(d)	2,935	18,549
Cirrus Logic, Inc. (a)	4,675	31,837
Cohu, Inc.	994	19,671
Conexant Systems, Inc. (a)	23,848	26,710
Credence Systems Corp. (a)	4,370	12,848
Cree, Inc. (a)(d)	3,646	96,984
Cymer, Inc. (a)	1,523	60,372
Diodes, Inc. (a)	1,581	47,920
DSP Group, Inc. (a)	1,376	23,984
Eagle Test Systems, Inc. (a)	920	11,040
EMCORE Corp. (a)(d)	2,047	19,242
Entegris, Inc. (a)	6,386	60,284
Exar Corp. (a)	2,318	30,922
FEI Co. (a)	1,853	51,940
FormFactor, Inc. (a)	2,063	93,578
FSI International, Inc. (a)	988	2,569
Genesis Microchip, Inc. (a)	2,410	19,184
Hi/fn, Inc. (a)	451	3,680
Himax Technologies, Inc. sponsored ADR (a)	4,400	19,316
Hittite Microwave Corp. (a)	1,220	51,691
Ikanos Communications, Inc. (a)	934	5,464
Integrated Device Technology, Inc. (a)	8,577	134,144
Integrated Silicon Solution, Inc. (a)	1,726	10,701
Intel Corp.	260,580	6,709,935
Intersil Corp. Class A	6,493	216,347
IXYS Corp. (a)	2,421	24,694
KLA-Tencor Corp.	8,785	504,874
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Kopin Corp. (a)	2,638	$ 9,681
Kulicke & Soffa Industries, Inc. (a)	2,259	19,292
Lam Research Corp. (a)	5,519	295,984
Lanoptics Ltd. (a)	1,752	32,097
Lattice Semiconductor Corp. (a)	6,891	34,386
Leadis Technology, Inc. (a)	715	2,352
Linear Technology Corp.	11,373	386,568
LTX Corp. (a)	3,886	15,855
Marvell Technology Group Ltd. (a)	26,009	430,969
Mattson Technology, Inc. (a)	3,129	32,948
Maxim Integrated Products, Inc.	14,241	427,372
Micrel, Inc.	3,975	43,526
Microchip Technology, Inc.	9,205	354,577
Microsemi Corp. (a)	3,014	76,435
Microtune, Inc. (a)	1,795	10,680
Mindspeed Technologies, Inc. (a)	2,431	4,133
MIPS Technologies, Inc. (a)	1,934	15,124
MKS Instruments, Inc. (a)	2,538	55,938
Monolithic Power Systems, Inc. (a)	1,663	34,058
MoSys, Inc. (a)	1,045	6,845
Nanometrics, Inc. (a)	749	5,685
Netlogic Microsystems, Inc. (a)(d)	1,267	37,161
Nextest Systems Corp. (a)	1,020	11,455
Novellus Systems, Inc. (a)	5,798	158,691
NVE Corp. (a)	234	8,178
NVIDIA Corp. (a)	15,824	809,556
O2Micro International Ltd. sponsored ADR (a)	1,627	22,957
Omnivision Technologies, Inc. (a)	2,420	50,505
ON Semiconductor Corp. (a)	15,308	179,410
PDF Solutions, Inc. (a)	1,837	17,929
Pericom Semiconductor Corp. (a)	1,064	12,257
Photronics, Inc. (a)	1,773	20,531
Pixelworks, Inc. (a)	1,850	2,035
PLX Technology, Inc. (a)	1,370	14,823
PMC-Sierra, Inc. (a)	9,796	75,233
Power Integrations, Inc. (a)	1,200	33,588
Rambus, Inc. (a)	4,554	68,674
Ramtron International Corp. (a)	3,073	8,973
RF Micro Devices, Inc. (a)	8,989	53,485
Rudolph Technologies, Inc. (a)	1,643	21,080
Saifun Semiconductors Ltd. (a)	1,306	13,138
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Semitool, Inc. (a)	2,121	$ 20,510
Semtech Corp. (a)	3,704	66,079
Sigma Designs, Inc. (a)	1,078	45,610
SigmaTel, Inc. (a)	1,152	3,110
Silicon Image, Inc. (a)	4,219	24,386
Silicon Laboratories, Inc. (a)	2,419	89,309
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	32,551
Silicon Storage Technology, Inc. (a)	6,222	19,413
Siliconware Precision Industries Co. Ltd. sponsored ADR	5,127	55,320
SiRF Technology Holdings, Inc. (a)	2,276	38,373
Skyworks Solutions, Inc. (a)	7,606	60,011
Spansion, Inc. Class A (a)	6,510	59,241
SRS Labs, Inc. (a)	273	2,020
Standard Microsystems Corp. (a)	1,064	38,283
STATS ChipPAC Ltd. sponsored ADR (a)	2,062	20,620
Supertex, Inc. (a)	648	23,237
Techwell, Inc. (a)	1,387	14,161
Tessera Technologies, Inc. (a)	2,160	79,121
Tower Semicondutor Ltd. (a)	1,870	2,543
Transwitch Corp. (a)	3,005	4,718
Trident Microsystems, Inc. (a)	2,298	33,850
TriQuint Semiconductor, Inc. (a)	8,426	37,159
Ultra Clean Holdings, Inc. (a)	1,092	16,314
Ultratech, Inc. (a)	1,710	24,504
Varian Semiconductor Equipment Associates, Inc. (a)	3,650	203,050
Veeco Instruments, Inc. (a)	1,395	24,552
Verigy Ltd. (a)	2,578	68,111
Vimicro International Corp. sponsored ADR (a)	1,066	5,255
Virage Logic Corp. (a)	772	5,242
Volterra Semiconductor Corp. (a)	875	9,503
White Electronic Designs Corp. (a)	952	5,112
Xilinx, Inc.	13,276	339,467
Zilog, Inc. (a)	350	1,316
Zoran Corp. (a)	2,292	39,583
		17,252,740
Software - 14.0%
ACI Worldwide, Inc.	1,709	44,400
Activision, Inc. (a)	12,160	236,998
Actuate Corp. (a)	3,031	21,490
Adobe Systems, Inc. (a)	26,303	1,124,453
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Advent Software, Inc. (a)	1,552	$ 62,189
Aladdin Knowledge Systems Ltd. (a)	753	16,084
Allot Communications Ltd.	1,427	8,748
American Software, Inc. Class A	951	10,756
Ansoft Corp. (a)	1,324	39,574
Ansys, Inc. (a)	3,429	113,603
Applix, Inc. (a)	768	11,213
Aspen Technology, Inc. (a)	4,257	55,852
Authentidate Holding Corp. (a)	825	1,089
Autodesk, Inc. (a)	10,438	483,488
BEA Systems, Inc. (a)	17,534	213,915
Blackbaud, Inc.	2,172	54,886
Blackboard, Inc. (a)	1,208	50,458
BladeLogic, Inc.	942	23,842
Borland Software Corp. (a)	5,134	23,411
Bottomline Technologies, Inc. (a)	1,331	17,543
Business Objects SA sponsored ADR (a)	2,959	129,930
Cadence Design Systems, Inc. (a)	12,290	266,939
Callidus Software, Inc. (a)	2,708	22,558
Captaris, Inc. (a)	2,149	11,519
Catapult Communications Corp. (a)	635	4,451
CDC Corp. Class A (a)	5,802	51,000
Check Point Software Technologies Ltd. (a)	10,198	239,245
Citrix Systems, Inc. (a)	8,131	295,562
ClickSoftware Technologies Ltd. (a)	691	3,448
Cognos, Inc. (a)	4,170	166,925
CommVault Systems, Inc.	2,256	42,977
Compuware Corp. (a)	14,809	120,101
Concur Technologies, Inc. (a)	1,912	51,203
Convera Corp. Class A (a)(d)	4,146	13,723
Corel Corp. (a)	975	12,461
Dassault Systemes SA sponsored ADR	63	3,718
DemandTec, Inc.	278	2,666
Descartes Systems Group, Inc. (a)	893	3,213
Digimarc Corp. (a)	710	6,376
Double-Take Software, Inc.	319	5,512
ECtel Ltd. (a)	243	846
Electronic Arts, Inc. (a)	13,507	715,061
Epicor Software Corp. (a)	3,021	40,179
EPIQ Systems, Inc. (a)	969	15,727
eSpeed, Inc. Class A (a)	2,546	21,386
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Evolving Systems, Inc. (a)	203	$ 355
FalconStor Software, Inc. (a)	3,510	38,470
Fundtech Ltd. (a)	357	5,512
Glu Mobile, Inc.	403	3,361
Gravity Co. Ltd. sponsored ADR (a)	917	3,604
Guidance Software, Inc.	905	10,715
i2 Technologies, Inc. (a)(d)	1,200	19,056
Informatica Corp. (a)	4,425	61,773
Interactive Intelligence, Inc. (a)	995	19,452
Intervoice, Inc. (a)	1,422	11,390
Intuit, Inc. (a)	15,017	410,114
Jack Henry & Associates, Inc.	4,221	110,759
JDA Software Group, Inc. (a)	1,443	29,942
KongZhong Corp. sponsored ADR (a)	751	3,109
Lawson Software, Inc. (a)	9,037	88,653
Macrovision Corp. (a)	2,359	55,979
Magic Software Enterprises Ltd. (a)	1,246	2,766
Magma Design Automation, Inc. (a)	1,786	24,540
Majesco Entertainment Co. (a)	700	1,561
Manhattan Associates, Inc. (a)	1,474	42,569
Mentor Graphics Corp. (a)	3,335	46,557
MICROS Systems, Inc. (a)	1,775	107,104
Microsoft Corp.	429,637	12,343,448
MicroStrategy, Inc. Class A (a)	430	29,773
Moldflow Corp. (a)	295	4,873
Monotype Imaging Holdings, Inc.	1,180	14,408
MSC.Software Corp. (a)	2,247	28,425
Napster, Inc. (a)	1,962	5,945
NDS Group PLC sponsored ADR (a)	613	30,190
Net 1 UEPS Technologies, Inc. (a)	2,334	57,673
NetScout Systems, Inc. (a)	1,681	15,633
Novell, Inc. (a)	16,033	119,286
Nuance Communications, Inc. (a)	7,521	141,395
OpenTV Corp. Class A (a)	3,140	4,113
Opnet Technologies, Inc. (a)	1,106	11,292
Opsware, Inc. (a)	4,814	68,166
Oracle Corp. (a)	230,591	4,676,385
Parametric Technology Corp. (a)	5,696	100,307
Pegasystems, Inc.	1,561	18,545
Pervasive Software, Inc. (a)	1,282	5,961
Phoenix Technologies Ltd. (a)	1,781	19,466
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Plato Learning, Inc. (a)	886	$ 2,853
Progress Software Corp. (a)	1,688	51,518
QAD, Inc.	960	7,814
Quality Systems, Inc.	1,185	43,667
Quest Software, Inc. (a)	4,112	59,871
Radiant Systems, Inc. (a)	1,048	15,772
Renaissance Learning, Inc. (d)	1,229	14,023
Retalix Ltd. (a)	909	14,471
Secure Computing Corp. (a)	2,373	21,310
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,232	36,788
Smith Micro Software, Inc. (a)	1,031	17,001
Sonic Foundry, Inc. (a)(d)	673	1,423
Sonic Solutions, Inc. (a)	1,220	9,272
Sourcefire, Inc.	1,189	11,391
SourceForge, Inc. (a)	4,499	11,517
SPSS, Inc. (a)	1,117	45,518
SumTotal Systems, Inc. (a)	2,233	13,711
Symantec Corp. (a)	41,740	785,129
Synchronoss Technologies, Inc. (a)	1,589	55,202
Synopsys, Inc. (a)	6,250	170,750
Synplicity, Inc. (a)	1,694	11,062
Take-Two Interactive Software, Inc. (a)(d)	2,953	47,189
Taleo Corp. Class A (a)	824	18,993
TeleCommunication Systems, Inc. Class A (a)	1,617	6,614
The9 Ltd. sponsored ADR (a)	493	17,541
THQ, Inc. (a)	2,701	77,762
TIBCO Software, Inc. (a)	9,729	76,956
Ultimate Software Group, Inc. (a)	1,395	43,426
Unica Corp. (a)	960	9,811
Vasco Data Security International, Inc. (a)	1,959	61,356
Veraz Networks, Inc.	1,800	11,196
Wave Systems Corp. Class A (a)(d)	3,430	5,557
Wind River Systems, Inc. (a)	4,522	47,707
		25,477,514
TOTAL INFORMATION TECHNOLOGY		89,750,488
MATERIALS - 1.2%
Chemicals - 0.4%
A. Schulman, Inc.	1,184	25,503
ADA-ES, Inc. (a)	172	1,832
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Altair Nanotechnologies, Inc. (a)(d)	2,936	$ 9,395
Balchem Corp.	278	5,710
Fuwei Films Holdings Co. Ltd.	926	6,815
Hawkins, Inc.	1,094	15,775
ICO, Inc. (a)	1,832	21,031
Innophos Holdings, Inc.	804	11,843
Innospec, Inc.	1,134	28,169
KMG Chemicals, Inc.	572	13,413
Landec Corp. (a)	1,498	20,223
Methanex Corp.	5,134	115,023
Nanophase Technologies Corp. (a)	626	3,725
Penford Corp.	697	24,604
Pioneer Companies, Inc. (a)	428	14,984
Sigma Aldrich Corp.	5,462	244,698
Symyx Technologies, Inc. (a)	1,829	16,370
Zoltek Companies, Inc. (a)	1,196	49,383
		628,496
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	9,993
United States Lime & Minerals, Inc. (a)	327	11,304
		21,297
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	305	11,291
Caraustar Industries, Inc. (a)	1,168	4,333
Silgan Holdings, Inc.	1,890	96,560
Smurfit-Stone Container Corp. (a)	11,179	118,050
		230,234
Metals & Mining - 0.7%
Aber Diamond Corp.	2,803	99,932
Anglo American PLC ADR	5,655	161,846
Century Aluminum Co. (a)	1,834	90,196
Chaparral Steel Co.	2,157	184,424
Claymont Steel Holdings, Inc.	1,005	21,055
DRDGOLD Ltd. sponsored ADR (a)	938	5,243
Haynes International, Inc. (a)	550	45,942
Horsehead Holding Corp.	1,100	20,757
Kaiser Aluminum Corp.	1,011	68,667
Lihir Gold Ltd. sponsored ADR	629	15,983
NN, Inc.	1,342	13,782
Northwest Pipe Co. (a)	229	8,537
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Novamerican Steel, Inc. (a)	722	$ 36,187
Olympic Steel, Inc.	572	13,974
Pan American Silver Corp. (a)	3,430	85,510
Randgold Resources Ltd. sponsored ADR	2,531	60,617
Royal Gold, Inc.	949	26,344
Schnitzer Steel Industries, Inc. Class A	977	57,086
ShengdaTech, Inc. (a)(d)	1,500	7,485
Silver Standard Resources, Inc. (a)	2,691	78,604
Steel Dynamics, Inc.	4,350	188,703
Universal Stainless & Alloy Products, Inc. (a)	308	9,985
US Energy Corp.	949	4,365
Wheeling Pittsburgh Corp. (a)	523	9,477
		1,314,701
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	1,229	10,987
Pope Resources, Inc. LP	213	8,465
		19,452
TOTAL MATERIALS		2,214,180
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc.	2,238	30,571
Arbinet-thexchange, Inc. (a)	800	4,168
Aruba Networks, Inc. (d)	3,600	65,052
Atlantic Tele-Network, Inc.	1,026	34,350
Cbeyond, Inc. (a)	1,221	47,448
Cogent Communications Group, Inc. (a)	2,681	66,945
Consolidated Communications Holdings, Inc.	951	17,670
CT Communications, Inc.	802	25,263
D&E Communications, Inc.	839	11,939
Eschelon Telecom, Inc. (a)	959	28,770
General Communications, Inc. Class A (a)	2,951	37,330
Gilat Satellite Networks Ltd. (a)	1,826	17,164
Global Crossing Ltd. (a)	1,680	31,987
Globalstar, Inc. (d)	2,787	25,919
Golden Telecom, Inc.	1,720	118,009
HickoryTech Corp.	972	9,176
Level 3 Communications, Inc. (a)	68,112	356,226
North Pittsburgh Systems, Inc.	769	17,756
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
NTELOS Holdings Corp.	2,024	$ 54,203
PAETEC Holding Corp. (a)	4,241	50,595
Shenandoah Telecommunications Co.	1,038	21,321
SureWest Communications	663	19,234
Telefonos de Mexico SA de CV Series A sponsored ADR	257	9,098
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	6,727	147,658
Warwick Valley Telephone Co.	420	5,695
		1,253,547
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series A sponsored ADR	375	22,586
Centennial Communications Corp. Class A (a)	5,196	48,842
Clearwire Corp. (d)	5,809	124,313
Dobson Communications Corp. Class A (a)	7,276	91,896
FiberTower Corp. (a)	6,611	24,857
ICO Global Communications Holdings Ltd. Class A (a)	6,456	22,725
InPhonic, Inc. (a)(d)	1,599	5,341
IPCS, Inc.	733	24,834
Leap Wireless International, Inc. (a)	3,036	220,110
Linktone Ltd. sponsored ADR (a)	739	1,803
Millicom International Cellular SA (a)	4,668	393,652
NII Holdings, Inc. (a)	7,690	608,894
Partner Communications Co. Ltd. ADR	259	4,103
Rural Cellular Corp. Class A (a)	828	35,571
SBA Communications Corp. Class A (a)	4,641	151,157
Terrestar Corp. (a)	3,900	35,490
USA Mobility, Inc.	1,571	28,985
Wireless Facilities, Inc. (a)	2,684	6,817
		1,851,976
TOTAL TELECOMMUNICATION SERVICES		3,105,523
UTILITIES - 0.1%
Electric Utilities - 0.0%
Enernoc, Inc.	446	15,904
MGE Energy, Inc.	882	29,053
Otter Tail Corp.	1,231	44,932
		89,889
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	$ 8,535
EnergySouth, Inc.	465	22,408
		30,943
Independent Power Producers & Energy Traders - 0.0%
Ocean Power Technologies, Inc. (a)	245	3,063
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,739	46,675
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	8,357
Cadiz, Inc. (a)	828	16,502
Connecticut Water Service, Inc.	559	13,137
Consolidated Water Co., Inc.	404	11,922
Middlesex Water Co.	728	13,650
Pure Cycle Corp. (a)	764	5,799
Southwest Water Co.	1,072	14,987
York Water Co.	618	10,648
		95,002
TOTAL UTILITIES		265,572
TOTAL COMMON STOCKS (Cost $141,551,040)		174,515,322
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.59% to 4.82% 9/27/07 (e) (Cost $548,146)	$ 550,000	548,618
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	6,987,509	$ 6,987,509
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	2,367,428	2,367,428
TOTAL MONEY MARKET FUNDS (Cost $9,354,937)		9,354,937
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $151,454,123)		184,418,877
NET OTHER ASSETS - (1.2)%		(2,158,991)
NET ASSETS - 100%		$ 182,259,886
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
187 NASDAQ 100 E-Mini Index Contracts	Sept. 2007	$ 7,460,365	$ 248,803

The face value of futures purchased as a percentage of net assets - 4.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $548,618.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 143,547
Fidelity Securities Lending Cash Central Fund	86,642
Total	$ 230,189
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $151,851,181. Net unrealized appreciation aggregated $32,567,696, of which $45,371,553 related to appreciated investment securities and $12,803,857 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock Fund

August 31, 2007

1.805775.103

ETF-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	1,084	$ 32,422
Amerigon, Inc. (a)	902	14,252
Amerityre Corp. (a)(d)	1,053	4,296
Ballard Power Systems, Inc. (a)(d)	3,948	17,687
China Automotive Systems, Inc. (a)(d)	769	5,283
Dorman Products, Inc. (a)	993	13,892
Exide Technologies (a)	2,159	14,357
Fuel Systems Solutions, Inc. (a)	811	14,687
GenTek, Inc. (a)	303	9,317
Gentex Corp.	4,969	99,579
Hayes Lemmerz International, Inc. (a)	2,660	12,103
Noble International Ltd.	389	7,745
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,436	1,666
Shiloh Industries, Inc.	644	6,781
Spartan Motors, Inc.	676	10,005
Strattec Security Corp.	192	9,176
		273,248
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR (d)	1,490	28,459
Distributors - 0.1%
Audiovox Corp. Class A (a)	889	9,290
Core-Mark Holding Co., Inc. (a)	262	8,840
DXP Enterprises, Inc. (a)	137	5,073
Keystone Automotive Industries, Inc. (a)	706	33,147
LKQ Corp. (a)	1,646	50,993
Source Interlink Companies, Inc. (a)	1,255	5,221
		112,564
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	5,247	307,841
Bright Horizons Family Solutions, Inc. (a)	869	34,473
Capella Education Co.	473	23,844
Career Education Corp. (a)	2,929	86,991
Coinstar, Inc. (a)	881	28,791
Corinthian Colleges, Inc. (a)	2,680	37,681
Home Solutions America, Inc. (a)(d)	1,468	4,477
INVESTools, Inc. (a)	2,015	24,361
Lincoln Educational Services Corp. (a)	679	9,486
Matthews International Corp. Class A	1,060	45,728
Princeton Review, Inc. (a)	1,662	11,102
Steiner Leisure Ltd. (a)	672	29,071
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Stewart Enterprises, Inc. Class A	4,197	$ 30,092
Strayer Education, Inc.	434	69,258
		743,196
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	825	12,301
Ambassadors Group, Inc.	786	30,473
Ambassadors International, Inc.	422	10,179
Ameristar Casinos, Inc.	1,836	53,079
Applebee's International, Inc.	2,317	57,485
Benihana, Inc. (a)	101	1,883
Benihana, Inc. Class A (sub. vtg.) (a)	206	3,819
BJ's Restaurants, Inc. (a)	964	21,835
Bob Evans Farms, Inc.	1,072	35,773
Buffalo Wild Wings, Inc. (a)	699	24,304
California Pizza Kitchen, Inc. (a)	1,270	25,972
Caribou Coffee Co., Inc. (a)(d)	497	3,106
Carrols Restaurant Group, Inc.	558	6,116
CBRL Group, Inc.	798	29,861
Century Casinos, Inc. (a)	846	5,778
Churchill Downs, Inc.	552	27,523
Cosi, Inc. (a)	1,852	7,427
Ctrip.com International Ltd. sponsored ADR	1,600	67,984
Denny's Corp. (a)	2,786	10,754
Empire Resorts, Inc. (a)(d)	1,444	7,148
FortuNet, Inc. (a)(d)	429	3,749
Gaming Partners International Corp.	320	3,245
Great Wolf Resorts, Inc. (a)	1,344	19,219
Home Inns & Hotels Management, Inc. ADR (d)	170	5,042
International Speedway Corp. Class A	833	39,218
Isle of Capri Casinos, Inc. (a)	1,072	19,864
Jamba, Inc. (a)	2,135	14,539
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,653	5,571
McCormick & Schmick's Seafood Restaurants (a)	639	16,934
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (d)	2,136	27,832
Monarch Casino & Resort, Inc. (a)	784	22,242
Morgans Hotel Group Co. (a)	1,057	20,379
MTR Gaming Group, Inc. (a)	1,278	12,793
Multimedia Games, Inc. (a)	882	8,555
O'Charleys, Inc.	821	13,366
P.F. Chang's China Bistro, Inc. (a)	953	32,145
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Panera Bread Co. Class A (a)	1,061	$ 46,408
Papa John's International, Inc. (a)	835	21,176
Peet's Coffee & Tea, Inc. (a)	516	13,034
Penn National Gaming, Inc. (a)	2,612	153,586
Premier Exhibitions, Inc. (a)	1,227	19,411
Progressive Gaming International Corp. (a)	1,043	5,340
Rare Hospitality International, Inc. (a)	1,084	40,943
Red Robin Gourmet Burgers, Inc. (a)	636	24,467
Ruth's Chris Steak House, Inc. (a)	516	8,576
Scientific Games Corp. Class A (a)	2,749	95,913
Shuffle Master, Inc. (a)	1,167	17,307
Sonic Corp. (a)	2,148	46,869
Starbucks Corp. (a)	23,400	644,670
Texas Roadhouse, Inc. Class A (a)	1,889	24,198
The Cheesecake Factory, Inc. (a)	2,448	61,029
Town Sports International Holdings, Inc. (a)	918	16,579
Trump Entertainment Resorts, Inc. (a)	762	5,090
Wynn Resorts Ltd.	3,392	419,692
Youbet.com, Inc. (a)	1,765	2,948
		2,374,729
Household Durables - 0.7%
Avatar Holdings, Inc. (a)	219	13,311
Bassett Furniture Industries, Inc.	678	7,824
California Coastal Communities, Inc.	598	9,353
Cavco Industries, Inc. (a)	189	6,638
Comstock Homebuilding Companies, Inc. Class A (a)	281	714
Craftmade International, Inc.	355	5,648
Directed Electronics, Inc. (a)	466	2,507
Dixie Group, Inc. (a)	413	4,200
Dominion Homes, Inc. (a)(d)	425	922
Flexsteel Industries, Inc.	713	10,141
Garmin Ltd. (d)	6,721	684,399
Helen of Troy Ltd. (a)	861	19,502
Hooker Furniture Corp.	629	11,542
iRobot Corp. (a)(d)	737	16,258
Kimball International, Inc. Class B	1,142	15,337
Lifetime Brands, Inc.	430	8,768
Makita Corp. sponsored ADR	238	9,165
Palm Harbor Homes, Inc. (a)	896	12,678
Stanley Furniture Co., Inc.	724	12,482
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Syntax-Brillian Corp. (a)(d)	2,182	$ 14,183
Universal Electronics, Inc. (a)	402	11,658
		877,230
Internet & Catalog Retail - 1.9%
1-800 CONTACTS, Inc. (a)	548	13,152
1-800-FLOWERS.com, Inc. Class A (a)	1,441	15,318
Amazon.com, Inc. (a)	12,797	1,022,608
Audible, Inc. (a)	1,371	14,560
Blue Nile, Inc. (a)	547	46,178
dELiA*s, Inc. (a)	1,001	4,665
Drugstore.com, Inc. (a)	2,619	7,595
Expedia, Inc. (a)	7,836	233,905
Gaiam, Inc. Class A (a)	671	13,883
Gmarket, Inc. sponsored ADR (a)	510	10,103
GSI Commerce, Inc. (a)	1,489	34,262
IAC/InterActiveCorp (a)	8,465	235,242
Liberty Media Corp. - Interactive Series A (a)	19,956	378,565
Netflix, Inc. (a)(d)	2,061	36,109
NutriSystem, Inc. (a)(d)	1,096	59,436
Overstock.com, Inc. (a)	620	13,770
PC Mall, Inc. (a)	455	5,583
PetMed Express, Inc. (a)	992	14,870
Priceline.com, Inc. (a)	1,229	101,982
Shutterfly, Inc.	679	18,985
Stamps.com, Inc. (a)	547	6,641
ValueVision Media, Inc. Class A (a)	1,306	11,010
		2,298,422
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	636	10,755
JAKKS Pacific, Inc. (a)	1,000	22,470
Pool Corp. (d)	1,694	55,309
RC2 Corp. (a)	706	21,561
Smith & Wesson Holding Corp. (a)	1,231	25,851
		135,946
Media - 4.6%
ACME Communications, Inc.	1,467	6,161
Alloy, Inc. (a)	488	3,904
Beasley Broadcast Group, Inc. Class A	765	5,646
Carmike Cinemas, Inc.	492	7,892
Central European Media Enterprises Ltd. Class A (a)	1,045	96,349
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications, Inc. Class A (a)	15,292	$ 42,512
CKX, Inc. (a)	3,013	36,879
Comcast Corp.:
Class A	64,076	1,671,743
Class A (special) (non-vtg.) (a)	31,182	806,367
Courier Corp.	338	12,148
Crown Media Holdings, Inc. Class A (a)(d)	2,978	20,042
CTC Media, Inc. (a)	4,648	106,904
Cumulus Media, Inc. Class A (a)	1,634	17,484
DG FastChannel, Inc. (a)	524	10,553
Discovery Holding Co. Class A (a)	8,285	208,119
EchoStar Communications Corp. Class A (a)	6,201	262,426
EMAK Worldwide, Inc. (a)	819	1,229
Emmis Communications Corp. Class A	944	6,013
Entertainment Distribution Co., Inc. (a)	2,581	3,381
Fisher Communications, Inc. (a)	300	14,667
Focus Media Holding Ltd. ADR (a)	2,443	98,380
Gemstar-TV Guide International, Inc. (a)	13,474	82,191
Global Sources Ltd.	1,192	22,982
Harris Interactive, Inc. (a)	2,201	9,486
IMAX Corp. (a)(d)	1,282	5,974
Knology, Inc. (a)	1,586	25,059
Lakes Entertainment, Inc. (a)	1,017	11,024
Lamar Advertising Co. Class A	2,785	147,382
Liberty Global, Inc.:
Class A (a)	5,726	234,651
Class B (a)(d)	167	6,765
Class C (a)	6,011	237,134
Liberty Media Corp. New - Capital Series A (a)	3,954	430,946
LodgeNet Entertainment Corp. (a)	928	24,314
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,308	14,139
Mediacom Communications Corp. Class A (a)	3,361	28,737
Morningstar, Inc. (a)	1,179	76,069
National CineMedia, Inc.	1,152	28,374
Navarre Corp. (a)(d)	1,167	4,400
New Frontier Media, Inc.	1,180	8,048
Outdoor Channel Holdings, Inc. (a)	750	6,750
Private Media Group, Inc. (a)(d)	1,890	3,553
Radio One, Inc.:
Class A (a)	753	2,929
Class D (non-vtg.) (a)	2,552	9,978
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
RCN Corp.	980	$ 14,102
Regent Communication, Inc. (a)	2,106	5,792
Rentrak Corp. (a)	405	5,006
Reuters Group PLC sponsored ADR	510	39,831
RRSat Global Communications Network Ltd.	740	13,993
Salem Communications Corp. Class A	641	6,583
Scholastic Corp. (a)	1,180	40,214
Sinclair Broadcast Group, Inc. Class A	1,635	20,372
Sirius Satellite Radio, Inc. (a)(d)	45,003	133,659
Spanish Broadcasting System, Inc. Class A (a)	1,436	4,078
TiVo, Inc. (a)	3,304	18,602
Value Line, Inc.	336	16,414
Virgin Media, Inc.	9,869	234,882
WorldSpace, Inc. Class A (a)(d)	2,116	9,924
WPP Group plc sponsored ADR	760	54,142
WPT Enterprises, Inc. (a)	606	2,127
Xinhua Finance Media Ltd. sponsored ADR (a)	747	4,587
XM Satellite Radio Holdings, Inc. Class A (a)	9,572	119,363
Young Broadcasting, Inc. Class A (a)	701	1,367
		5,604,722
Multiline Retail - 0.7%
Dollar Tree Stores, Inc. (a)	3,032	131,740
Fred's, Inc. Class A	1,491	15,506
Sears Holdings Corp. (a)	4,758	683,058
The Bon-Ton Stores, Inc.	416	11,989
Tuesday Morning Corp.	1,335	14,084
		856,377
Specialty Retail - 1.7%
A.C. Moore Arts & Crafts, Inc. (a)	694	12,971
America's Car Mart, Inc. (a)	774	9,365
bebe Stores, Inc.	2,761	38,516
Bed Bath & Beyond, Inc. (a)	8,632	299,012
Big 5 Sporting Goods Corp.	857	17,826
Books-A-Million, Inc.	605	8,059
Cache, Inc. (a)	553	9,279
Casual Male Retail Group, Inc. (a)	1,085	10,959
Charlotte Russe Holding, Inc. (a)	892	15,583
Charming Shoppes, Inc. (a)	4,133	37,362
Citi Trends, Inc. (a)	492	10,696
Coldwater Creek, Inc. (a)	2,743	34,123
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Conn's, Inc. (a)(d)	885	$ 19,470
Cost Plus, Inc. (a)	680	2,720
Deb Shops, Inc.	588	15,688
Dress Barn, Inc. (a)	2,112	36,960
Finish Line, Inc. Class A	1,515	8,545
Golfsmith International Holdings, Inc. (a)	462	2,684
Guitar Center, Inc. (a)	773	43,744
Gymboree Corp. (a)	940	37,685
Hibbett Sports, Inc. (a)	1,253	31,250
Hot Topic, Inc. (a)	1,528	12,789
Jos. A. Bank Clothiers, Inc. (a)	508	15,316
Kirkland's, Inc. (a)	746	1,313
Monro Muffler Brake, Inc.	612	23,030
Mothers Work, Inc. (a)	100	2,045
Movie Gallery, Inc. (a)	1,072	387
O'Reilly Automotive, Inc. (a)	3,334	118,490
Pacific Sunwear of California, Inc. (a)	2,241	31,396
PETsMART, Inc.	4,599	159,585
Pomeroy IT Solutions, Inc. (a)	766	6,427
Rent-A-Center, Inc. (a)	2,436	46,820
Restoration Hardware, Inc. (a)	1,639	5,769
Ross Stores, Inc.	4,540	126,348
Select Comfort Corp. (a)(d)	1,645	28,212
Sharper Image Corp. (a)	531	2,735
Shoe Carnival, Inc. (a)	671	11,575
Staples, Inc.	21,943	521,146
Stein Mart, Inc.	1,414	12,415
The Children's Place Retail Stores, Inc. (a)	969	27,868
Tractor Supply Co. (a)	1,383	66,605
Trans World Entertainment Corp. (a)	380	1,797
United Retail Group, Inc. (a)	261	2,247
Urban Outfitters, Inc. (a)	5,041	115,439
West Marine, Inc. (a)	726	9,888
Wet Seal, Inc. Class A (a)	1,877	8,503
Wilsons Leather Experts, Inc. (a)	1,292	2,351
Zumiez, Inc. (a)	761	36,931
		2,099,924
Textiles, Apparel & Luxury Goods - 0.6%
Blue Holdings, Inc. (a)	1,342	1,302
Charles & Colvard Ltd. (d)	602	2,492
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Cherokee, Inc.	524	$ 19,912
Columbia Sportswear Co.	1,241	74,361
Crocs, Inc. (a)	2,310	136,382
Deckers Outdoor Corp. (a)	327	30,800
Fossil, Inc. (a)	2,329	78,045
G-III Apparel Group Ltd. (a)	393	6,740
Heelys, Inc. (d)	760	7,015
Iconix Brand Group, Inc. (a)	1,467	30,411
K-Swiss, Inc. Class A	845	20,381
LJ International, Inc. (a)	781	6,428
Lululemon Athletica, Inc. (d)	2,054	69,980
Perry Ellis International, Inc. (a)	594	16,210
Steven Madden Ltd.	797	19,622
Tandy Brands Accessories, Inc.	795	8,626
True Religion Apparel, Inc. (a)	761	12,770
Velcro Industries NV	906	16,544
Volcom, Inc. (a)	677	26,423
Wacoal Holdings Corp. sponsored ADR	80	4,957
Warnaco Group, Inc. (a)	1,454	50,745
Weyco Group, Inc.	716	21,093
		661,239
TOTAL CONSUMER DISCRETIONARY		16,066,056
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Central European Distribution Corp. (a)	1,194	52,369
Coca-Cola Bottling Co. Consolidated	252	14,785
Hansen Natural Corp. (a)	2,782	124,940
Jones Soda Co. (a)(d)	1,215	13,122
MGP Ingredients, Inc.	503	7,273
		212,489
Food & Staples Retailing - 1.1%
Andersons, Inc.	402	18,999
Arden Group, Inc. Class A	151	20,574
Casey's General Stores, Inc.	1,502	42,597
Costco Wholesale Corp.	13,935	860,486
Ingles Markets, Inc. Class A	458	13,790
Nash-Finch Co.	522	19,580
Pathmark Stores, Inc. (a)	1,491	19,130
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Performance Food Group Co. (a)	1,241	$ 35,294
Pricesmart, Inc.	976	23,385
Spartan Stores, Inc.	692	17,604
Susser Holdings Corp.	505	8,469
The Pantry, Inc. (a)	702	23,398
Topps Co., Inc.	1,799	16,713
United Natural Foods, Inc. (a)	1,215	32,611
Whole Foods Market, Inc.	4,183	185,140
Winn-Dixie Stores, Inc. (a)	1,503	31,458
		1,369,228
Food Products - 0.3%
Alico, Inc.	202	10,332
Bridgford Foods Corp. (a)	1,527	11,254
Cal-Maine Foods, Inc.	890	17,613
Cresud S.A.C.I.F. y A. sponsored ADR	680	14,062
Diamond Foods, Inc.	1,002	16,733
Farmer Brothers Co.	600	13,800
Green Mountain Coffee Roasters, Inc. (a)	760	25,893
Hain Celestial Group, Inc. (a)	1,168	34,176
Imperial Sugar Co.	407	11,701
J&J Snack Foods Corp.	694	26,060
Lancaster Colony Corp.	909	36,969
Lance, Inc.	1,203	29,967
Lifeway Foods, Inc. (a)	1,196	16,935
Origin Agritech Ltd. (a)	552	4,383
Sanderson Farms, Inc.	624	26,171
SunOpta, Inc. (a)	2,278	29,546
Synutra International, Inc. (a)(d)	1,503	41,017
		366,612
Household Products - 0.0%
Central Garden & Pet Co.	1,059	13,555
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,056	13,306
WD-40 Co.	540	18,776
		45,637
Personal Products - 0.2%
Bare Escentuals, Inc.	2,659	65,411
Chattem, Inc. (a)	521	32,151
Elizabeth Arden, Inc. (a)	729	17,933
Inter Parfums, Inc.	743	15,425
Mannatech, Inc. (d)	918	7,564
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Parlux Fragrances, Inc. (a)	901	$ 3,388
Physicians Formula Holdings, Inc.	677	6,824
Reliv International, Inc.	485	4,869
USANA Health Sciences, Inc. (a)	648	24,676
		178,241
Tobacco - 0.0%
Star Scientific, Inc. (a)	2,607	2,607
TOTAL CONSUMER STAPLES		2,174,814
ENERGY - 1.4%
Energy Equipment & Services - 0.4%
Acergy SA sponsored ADR	1,015	26,786
Bronco Drilling Co., Inc. (a)	536	7,906
Dawson Geophysical Co. (a)	275	18,662
Exterran Partners LP	141	4,842
Global Industries Ltd. (a)	3,712	89,756
Gulf Island Fabrication, Inc.	395	14,054
Hercules Offshore, Inc. (a)	2,664	67,772
Horizon Offshore, Inc. (a)	889	14,713
Lufkin Industries, Inc.	490	27,866
Matrix Service Co. (a)	846	16,006
Omni Energy Services Corp. (a)	624	4,936
Patterson-UTI Energy, Inc.	5,257	112,868
PHI, Inc. (non-vtg.) (a)	242	7,347
Superior Offshore International, Inc.	794	8,464
Superior Well Services, Inc. (a)	683	14,746
T-3 Energy Services, Inc. (a)	394	12,186
Tesco Corp. (a)	1,349	36,930
Trico Marine Services, Inc. (a)	428	14,064
Union Drilling, Inc. (a)	645	9,288
		509,192
Oil, Gas & Consumable Fuels - 1.0%
Alliance Holdings GP, LP	1,669	42,059
Alliance Resource Partners Mlp	975	32,672
APCO Argentina, Inc.	211	19,893
Atlas America, Inc.	742	37,746
ATP Oil & Gas Corp. (a)	932	40,123
BreitBurn Energy Partners LP	646	21,706
Brigham Exploration Co. (a)	1,758	8,878
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP	474	$ 23,036
Capital Product Partners LP	705	20,424
Carrizo Oil & Gas, Inc. (a)	631	24,779
Clayton Williams Energy, Inc. (a)	372	10,435
Clean Energy Fuels Corp.	1,398	19,223
Copano Energy LLC	1,330	51,857
CREDO Petroleum Corp. (a)	236	2,466
Crosstex Energy Mlp	464	16,426
Crosstex Energy, Inc.	1,442	47,355
Delta Petroleum Corp. (a)(d)	2,077	30,760
Dorchester Minerals Mlp	933	20,199
Double Eagle Petroleum Co. (a)	629	9,592
Eagle Rock Energy Partners LP	1,097	24,057
Edge Petroleum Corp. (a)	900	11,754
Energy XXI (Bermuda) Ltd. (a)	1,882	9,843
FX Energy, Inc. (a)	1,754	11,015
Geomet, Inc.	1,205	7,110
GMX Resources, Inc. (a)	521	15,870
Golar LNG Ltd. (NASDAQ)	1,827	34,932
Green Plains Renewable Energy, Inc. (a)	178	3,097
Gulfport Energy Corp. (a)	1,004	18,082
Hiland Holdings GP LP	683	20,538
Hiland Partners LP	105	5,251
Inergy Holdings LP	652	29,327
Inergy Mlp	1,382	45,012
Ivanhoe Energy, Inc. (a)	10,426	19,184
James River Coal Co. (a)(d)	738	3,970
Knightsbridge Tankers Ltd. (d)	372	9,609
Legacy Reserves LP	678	15,736
Linn Energy LLC (d)	1,764	61,176
Marine Petroleum Trust	440	14,740
Martin Midstream Partners LP	243	9,317
NGAS Resources, Inc. (a)	1,039	7,408
Pacific Ethanol, Inc. (a)(d)	1,163	13,444
Parallel Petroleum Corp. (a)	1,537	27,190
Petroleum Development Corp. (a)	663	26,540
PrimeEnergy Corp. (a)	124	7,041
Quest Resource Corp. (a)	1,621	14,686
Ram Energy Resources, Inc. (a)	821	3,752
Regency Energy Partners LP	1,217	38,944
Rosetta Resources, Inc. (a)	1,455	24,415
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Semgroup Energy Partners LP	428	$ 12,857
Syntroleum Corp. (a)	2,153	4,112
Targa Resources Partners LP	638	19,140
TC Pipelines LP	1,104	41,025
Top Tankers, Inc. (a)	1,210	7,442
Toreador Resources Corp. (a)	667	6,877
TXCO Resources, Inc. (a)	1,051	10,237
Uranium Resources, Inc. (a)(d)	1,982	15,361
US BioEnergy Corp. (d)	2,357	24,536
Warren Resources, Inc. (a)	1,294	15,295
		1,169,551
TOTAL ENERGY		1,678,743
FINANCIALS - 9.7%
Capital Markets - 2.3%
American Capital Strategies Ltd. (d)	5,652	233,371
Calamos Asset Management, Inc. Class A	749	17,392
Capital Southwest Corp.	107	15,028
Charles Schwab Corp.	35,634	705,553
Cowen Group, Inc.	468	5,981
Diamond Hill Investment Group, Inc. (a)	144	11,462
E*TRADE Financial Corp. (a)	12,853	200,250
Epoch Holding Corp. (a)	896	11,675
FBR Capital Markets Corp.	1,618	21,568
FCStone Group, Inc.	532	24,866
FirstCity Financial Corp. (a)	689	6,084
GFI Group, Inc. (a)	908	67,192
Harris & Harris Group, Inc. (a)	989	10,187
International Assets Holding Corp. (a)(d)	553	13,836
Knight Capital Group, Inc. Class A (a)	3,405	46,785
Northern Trust Corp.	6,571	403,854
optionsXpress Holdings, Inc.	1,981	46,593
Penson Worldwide, Inc. (a)	718	11,273
Sanders Morris Harris Group, Inc.	783	7,744
SEI Investments Co.	5,909	149,911
T. Rowe Price Group, Inc.	8,082	414,768
TD Ameritrade Holding Corp. (a)	18,664	338,752
Thomas Weisel Partners Group, Inc. (a)	921	12,507
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TradeStation Group, Inc. (a)	1,446	$ 16,007
U.S. Global Investments, Inc. Class A	638	13,207
		2,805,846
Commercial Banks - 4.2%
1st Source Corp.	897	21,088
Abington Bancorp, Inc.	952	9,130
Alabama National Bancorp, Delaware	484	25,536
Alliance Financial Corp.	278	7,281
Amcore Financial, Inc.	624	16,711
American National Bankshares, Inc.	415	9,072
American River Bankshares	374	8,602
AmericanWest Bancorp	633	11,875
Ameris Bancorp	569	11,243
Ames National Corp.	285	5,558
Arrow Financial Corp.	223	5,031
Associated Banc-Corp.	3,765	106,211
BancFirst Corp.	480	21,643
Bancorp Rhode Island, Inc.	299	11,790
Bancorp, Inc., Delaware (a)	492	9,978
BancTrust Financial Group, Inc.	356	5,710
Bank of Florida Corp. (a)	458	7,099
Bank of Granite Corp.	822	11,385
Bank of Marin Bancorp	289	9,248
Bank of the Ozarks, Inc.	576	17,620
BankFinancial Corp.	978	15,247
Banner Corp.	588	18,945
Beneficial Mutual Bancorp, Inc. (a)	2,566	24,377
BNC Bancorp	283	4,870
BOK Financial Corp.	1,855	94,475
Boston Private Financial Holdings, Inc.	1,180	32,037
Bridge Capital Holdings (a)	426	9,513
Bryn Mawr Bank Corp.	466	10,541
Capital Bank Corp.	834	12,510
Capital City Bank Group, Inc.	434	13,554
Capital Corp. of the West	327	6,308
Cardinal Financial Corp.	1,021	9,516
Cascade Bancorp	1,012	23,731
Cascade Financial Corp.	707	11,326
Cathay General Bancorp	1,562	50,781
Centennial Bank Holdings, Inc., Delaware (a)	1,887	12,700
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Center Bancorp, Inc.	877	$ 10,445
Center Financial Corp., California	456	7,228
Centerstate Banks of Florida, Inc.	502	8,258
Century Bancorp, Inc. Class A (non-vtg.)	396	8,118
Chemical Financial Corp.	743	18,813
Citizens & Northern Corp.	253	4,554
Citizens Banking Corp., Michigan	2,317	40,849
City Holding Co.	456	16,863
CNB Financial Corp., Pennsylvania (d)	559	7,742
CoBiz, Inc.	1,073	19,593
Colony Bankcorp, Inc.	326	5,917
Columbia Bancorp, Oregon	313	6,867
Columbia Banking Systems, Inc.	651	19,862
Commerce Bancshares, Inc.	2,063	96,342
Community Bank of Nevada (a)	417	10,267
Community Banks, Inc.	990	29,066
Community Trust Bancorp, Inc.	468	14,981
Compass Bancshares, Inc.	3,959	270,990
CVB Financial Corp.	2,546	30,323
Eagle Bancorp, Inc., Maryland	545	7,630
East West Bancorp, Inc.	1,824	65,299
Eastern Virgina Bankshares, Inc.	226	4,597
Enterprise Financial Services Corp.	682	15,386
EuroBancshares, Inc. (a)	348	2,895
Fidelity Southern Corp.	572	7,985
Fifth Third Bancorp	17,100	610,299
Financial Institutions, Inc.	533	10,415
First Bancorp, North Carolina	576	11,261
First Charter Corp.	1,024	30,638
First Citizen Bancshares, Inc.	240	42,540
First Community Bancorp, California	904	49,051
First Community Bancshares, Inc.	276	9,149
First Financial Bancorp, Ohio	1,571	21,193
First Financial Bankshares, Inc.	549	23,223
First Financial Corp., Indiana	432	13,046
First Indiana Corp.	354	10,946
First M&F Corp.	432	7,776
First Mariner Bancorp, Inc. (a)	699	6,375
First Merchants Corp.	468	9,917
First Midwest Bancorp, Inc., Delaware	1,444	49,515
First National Lincoln Corp., Maine	512	7,813
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First of Long Island Corp.	694	$ 13,887
First Regional Bancorp (a)	401	9,424
First Security Group, Inc.	846	8,798
First South Bancorp, Inc., Virginia	413	11,448
First State Bancorp.	303	5,851
First United Corp.	454	9,348
Firstbank Corp., Michigan	274	4,721
FirstMerit Corp.	2,305	44,533
FNB Corp., North Carolina	321	5,104
FNB Corp., Virginia	468	14,742
Frontier Financial Corp., Washington	1,294	31,807
Fulton Financial Corp.	5,341	78,513
Gateway Financial Holdings, Inc.	616	8,778
GB&T Bancshares, Inc.	598	7,714
German American Bancorp, Inc.	975	13,436
Glacier Bancorp, Inc.	1,668	36,629
Great Southern Bancorp, Inc.	427	11,529
Greater Bay Bancorp	1,574	44,308
Greater Community Bancorp	644	9,338
Green Bankshares, Inc.	392	13,904
Grupo Financiero Galicia SA sponsored ADR (a)	1,944	15,824
Hancock Holding Co.	1,036	41,440
Hanmi Financial Corp.	1,743	26,982
Harleysville National Corp., Pennsylvania	701	11,714
Heartland Financial USA, Inc.	576	11,699
Heritage Commerce Corp.	563	11,513
Heritage Financial Corp., Washington	228	5,235
Home Bancshares, Inc.	402	8,760
Horizon Financial Corp.	524	10,878
Huntington Bancshares, Inc.	11,346	195,265
IBERIABANK Corp.	279	13,997
Independent Bank Corp., Massachusetts	480	14,136
Independent Bank Corp., Michigan	581	6,804
Integra Bank Corp.	660	12,566
Integrity Bancshares, Inc. (a)	906	4,050
International Bancshares Corp.	2,047	47,122
Intervest Bancshares Corp. Class A	258	6,615
Investors Bancorp, Inc. (a)(d)	3,602	51,148
Lakeland Bancorp, Inc.	918	11,796
Lakeland Financial Corp.	420	9,782
Leesport Financial Corp.	353	6,647
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
LNB Bancorp, Inc.	705	$ 10,272
Macatawa Bank Corp.	426	6,053
MainSource Financial Group, Inc.	329	5,771
MB Financial, Inc.	1,121	39,470
MBT Financial Corp.	820	9,988
Mercantile Bank Corp.	204	4,578
Merchants Bancshares, Inc.	553	13,377
Metrocorp Bancshares, Inc.	540	9,234
Midwest Banc Holdings, Inc.	1,048	15,678
Nara Bancorp, Inc.	976	15,460
National Bankshares, Inc.	651	12,961
National Penn Bancshares, Inc.	1,548	27,477
NBT Bancorp, Inc.	1,012	22,203
NewBridge Bancorp	1,089	13,689
North Valley Bancorp	455	9,605
Northern States Financial Corp.	315	6,977
Northrim Bancorp, Inc.	300	7,689
Old Point Financial Corp.	289	7,297
Old Second Bancorp, Inc.	380	11,301
Omega Financial Corp.	386	10,194
Pacific Capital Bancorp	1,585	39,974
Pacific Continental Corp.	785	12,011
Pacific Mercantile Bancorp (a)	433	7,573
Penns Woods Bancorp, Inc.	372	12,146
Pennsylvania Communication Bancorp, Inc. (a)	302	8,233
Peoples Bancorp, Inc.	396	10,427
Pinnacle Financial Partners, Inc.	568	16,245
Popular, Inc.	8,428	104,002
Preferred Bank, Los Angeles California	418	17,197
PremierWest Bancorp	574	7,456
PrivateBancorp, Inc.	648	21,695
Prosperity Bancshares, Inc.	1,324	44,711
Provident Bankshares Corp.	953	29,448
Renasant Corp.	632	12,640
Republic Bancorp, Inc., Kentucky Class A	877	13,330
Republic First Bancorp, Inc.	619	5,026
Royal Bancshares of Pennsylvania, Inc. Class A	582	12,286
S&T Bancorp, Inc.	718	25,281
S.Y. Bancorp, Inc.	384	10,180
Sandy Spring Bancorp, Inc.	360	11,279
SCBT Financial Corp.	200	7,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Seacoast Banking Corp., Florida	682	$ 11,955
Security Bank Corp., Georgia	689	9,488
Shore Bancshares, Inc.	386	9,982
Sierra Bancorp	374	10,771
Signature Bank, New York (a)	799	27,613
Simmons First National Corp. Class A	600	16,308
Slade's Ferry Bancorp	123	1,845
Smithtown Bancorp, Inc.	460	10,603
South Financial Group, Inc.	2,452	56,273
Southern Community Financial Corp.	1,287	9,755
Southside Bancshares, Inc.	573	12,090
Southwest Bancorp, Inc., Oklahoma	773	16,496
State Bancorp, Inc., New York	454	7,400
Sterling Bancshares, Inc.	2,326	26,586
Sterling Financial Corp., Pennsylvania	944	16,529
Sterling Financial Corp., Washington	1,470	37,441
Suffolk Bancorp	312	9,865
Summit Financial Group, Inc.	314	6,092
Sun Bancorp, Inc., New Jersey	584	9,735
Superior Bancorp (a)	1,115	10,481
Susquehanna Bancshares, Inc., Pennsylvania	1,428	28,074
SVB Financial Group (a)	1,084	53,940
Taylor Capital Group, Inc.	445	13,323
Temecula Valley Bancorp, Inc.	458	7,584
Texas Capital Bancshares, Inc. (a)	1,060	23,129
TIB Financial Corp.	675	7,398
Trico Bancshares	797	17,853
Trustmark Corp.	1,407	39,734
UCBH Holdings, Inc.	2,806	46,636
UMB Financial Corp.	1,562	69,197
Umpqua Holdings Corp.	1,667	36,174
Union Bankshares Corp.	703	16,310
United Bankshares, Inc., West Virginia	1,096	34,305
United Community Banks, Inc., Georgia	1,167	28,346
United Security Bancshares, Inc.	372	8,928
United Security Bancshares, California (d)	716	13,604
Univest Corp. of Pennsylvania	730	17,024
Virginia Commerce Bancorp, Inc.	1,170	17,141
Virginia Financial Group, Inc.	557	11,246
Washington Trust Bancorp, Inc.	552	14,319
WesBanco, Inc.	540	14,434
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
West Bancorp., Inc.	549	$ 8,372
West Coast Bancorp, Oregon	636	17,439
Westamerica Bancorp.	1,036	50,298
Whitney Holding Corp.	1,882	52,131
Wilshire Bancorp, Inc.	819	9,230
Wintrust Financial Corp.	845	36,453
Yadkin Valley Financial Corp.	965	16,135
Yardville National Bancorp	564	19,283
Zions Bancorp	3,240	228,744
		5,195,692
Consumer Finance - 0.2%
Advanta Corp.:
Class A	559	12,952
Class B	859	22,489
Cash Systems, Inc. (a)	1,783	11,215
CompuCredit Corp. (a)	1,629	34,567
Consumer Portfolio Services, Inc. (a)	807	4,439
Credit Acceptance Corp. (a)	1,015	22,543
Dollar Financial Corp. (a)	728	17,457
EZCORP, Inc. (non-vtg.) Class A (a)	964	11,732
First Cash Financial Services, Inc. (a)	1,263	27,053
QC Holdings, Inc.	654	9,450
United Panam Financial Corp. (a)	639	5,598
World Acceptance Corp. (a)	746	23,133
		202,628
Diversified Financial Services - 0.2%
Asset Acceptance Capital Corp.	1,152	13,029
Asta Funding, Inc.	406	14,949
Compass Diversified Trust	524	7,383
Elron Electronic Industries Ltd. (a)	1,326	17,105
Encore Capital Group, Inc. (a)	1,133	12,463
First Albany Companies, Inc. (a)	854	1,170
Interactive Brokers Group, Inc.	1,098	29,382
MarketAxess Holdings, Inc. (a)	948	16,524
Marlin Business Services Corp. (a)	480	7,954
Medallion Financial Corp.	873	9,594
NewStar Financial, Inc. (a)	914	10,566
PICO Holdings, Inc. (a)	725	31,900
Portfolio Recovery Associates, Inc.	528	27,118
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Resource America, Inc. Class A	548	$ 8,352
The NASDAQ Stock Market, Inc. (a)	3,322	108,497
		315,986
Insurance - 1.3%
21st Century Holding Co.	570	8,003
Affirmative Insurance Holdings, Inc.	450	5,733
Alfa Corp.	2,453	43,663
Amcomp, Inc. (a)	557	5,308
American National Insurance Co.	833	105,000
American Physicians Capital, Inc.	326	12,949
Amerisafe, Inc. (a)	572	9,409
Amtrust Financial Services, Inc.	1,784	29,204
Arch Capital Group Ltd.	2,311	165,999
Argo Group International Holdings, Ltd. (a)	709	28,913
Baldwin & Lyons, Inc. Class B	624	17,098
Brooke Corp.	644	6,833
CastlePoint Holdings Ltd.	1,026	11,614
Cincinnati Financial Corp.	5,091	214,535
Donegal Group, Inc. Class A	306	4,599
Eastern Insurance Holdings, Inc.	225	3,467
eHealth, Inc.	646	12,952
EMC Insurance Group	605	14,792
Enstar Group Ltd. (a)	355	45,273
Erie Indemnity Co. Class A	1,857	103,788
FPIC Insurance Group, Inc. (a)	231	9,270
Greenlight Capital Re, Ltd.	893	17,699
Hallmark Financial Services, Inc. (a)	1,190	14,161
Harleysville Group, Inc.	1,000	32,260
Infinity Property & Casualty Corp.	660	27,364
IPC Holdings Ltd.	1,943	49,391
James River Group, Inc.	496	16,517
Kansas City Life Insurance Co.	408	18,287
Max Capital Group Ltd.	1,853	50,883
National Interstate Corp.	581	19,045
National Western Life Insurance Co. Class A	96	24,864
Navigators Group, Inc. (a)	532	28,834
Philadelphia Consolidated Holdings Corp. (a)	2,213	88,564
PMA Capital Corp. Class A (a)	1,262	12,683
Presidential Life Corp.	1,156	19,999
ProCentury Corp.	596	8,451
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Quanta Capital Holdings Ltd. (a)	1,733	$ 4,662
RAM Holdings Ltd. (a)	654	6,108
Safety Insurance Group, Inc.	434	14,817
SeaBright Insurance Holdings, Inc. (a)	596	10,269
Selective Insurance Group, Inc.	1,852	39,077
Specialty Underwriters' Alliance, Inc. (a)	1,120	8,030
State Auto Financial Corp.	1,289	38,567
The Midland Co.	660	36,148
Tower Group, Inc.	520	13,057
United America Indemnity Ltd. Class A (a)	680	14,715
United Fire & Casualty Co.	811	30,810
Universal American Financial Corp. (a)	1,967	40,835
		1,544,499
Real Estate Investment Trusts - 0.1%
America First Apartment Investment, Inc.	904	22,699
Gladstone Commercial Corp.	452	8,199
Investors Real Estate Trust	1,982	20,712
Monmouth Real Estate Investment Corp. Class A	1,719	14,182
Origen Financial, Inc.	1,683	10,788
Vestin Realty Mortgage II, Inc.	1,172	6,317
		82,897
Real Estate Management & Development - 0.1%
Elbit Medical Imaging Ltd.	953	44,619
FirstService Corp. (sub. vtg.) (a)	1,110	33,509
Housevalues, Inc. (a)	677	2,701
Meruelo Maddux Properties, Inc.	2,552	15,338
Move, Inc. (a)	4,987	14,961
Stratus Properties, Inc. (a)	225	7,391
Thomas Properties Group, Inc.	575	7,354
ZipRealty, Inc. (a)(d)	987	7,353
		133,226
Thrifts & Mortgage Finance - 1.3%
Accredited Home Lenders Holding Co. (a)(d)	718	6,498
Anchor BanCorp Wisconsin, Inc.	746	19,650
Atlantic Coast Federal Corp.	563	7,893
Bank Mutual Corp.	2,236	26,519
BankUnited Financial Corp. Class A	1,096	18,742
Berkshire Hills Bancorp, Inc.	107	3,170
Beverly Hills Bancorp, Inc.	1,205	7,459
Brookline Bancorp, Inc., Delaware	1,649	20,629
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Camco Financial Corp.	917	$ 12,150
Capitol Federal Financial	2,016	70,197
CFS Bancorp, Inc.	703	10,046
Citizens First Bancorp, Inc., Delaware	357	6,947
Citizens South Banking Corp., Delaware	379	4,813
City Bank Lynnwood, Washington	612	18,819
Clayton Holdings, Inc. (a)	772	6,562
Clifton Savings Bancorp, Inc.	799	8,965
Cooperative Bankshares, Inc.	505	8,423
Corus Bankshares, Inc. (d)	1,908	25,491
Delta Financial Corp. (d)	913	4,958
Dime Community Bancshares, Inc.	1,223	16,669
ESB Financial Corp.	1,179	12,191
First Busey Corp.	682	13,435
First Defiance Financial Corp.	275	7,488
First Federal Bancshares of Arkansas, Inc.	339	6,102
First Financial Holdings, Inc.	396	12,613
First Niagara Financial Group, Inc.	3,285	46,417
First PacTrust Bancorp, Inc.	380	8,664
First Place Financial Corp.	706	12,440
Flushing Financial Corp.	737	12,102
Fox Chase Bancorp, Inc. (a)	646	8,017
Franklin Bank Corp. (a)	681	6,258
HMN Financial, Inc.	183	5,435
Home Federal Bancorp, Inc., Delaware	631	8,739
Hudson City Bancorp, Inc.	17,703	251,737
K-Fed Bancorp	690	9,467
Kearny Financial Corp.	2,254	29,775
KNBT Bancorp, Inc.	1,191	17,520
LSB Corp.	632	10,175
MAF Bancorp., Inc.	1,180	63,354
MASSBANK Corp.	253	8,546
MutualFirst Financial, Inc.	286	4,896
NASB Financial, Inc.	408	14,088
NexCen Brands, Inc. (a)	2,267	15,484
North Central Bancshares, Inc.	225	8,775
Northwest Bancorp, Inc.	1,454	42,399
OceanFirst Financial Corp.	834	14,645
Oritani Financial Corp. (a)	1,250	18,900
Pamrapo Bancorp, Inc.	549	9,887
Parkvale Financial Corp.	236	6,962
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Partners Trust Financial Group, Inc.	1,509	$ 18,319
People's United Financial, Inc.	9,260	163,717
Provident Financial Holdings, Inc.	191	4,435
Provident New York Bancorp	1,277	17,635
Pulaski Financial Corp.	677	9,505
PVF Capital Corp.	248	3,832
Riverview Bancorp, Inc.	402	6,002
Rockville Financial, Inc.	511	7,384
Roma Financial Corp.	596	10,126
Severn Bancorp, Inc.	627	8,433
Synergy Financial Group, Inc., New Jersey	771	10,825
TFS Financial Corp. (a)	8,997	104,365
TierOne Corp.	636	14,259
Timberland Bancorp, Inc.	624	9,928
Triad Guaranty, Inc. (a)	538	9,001
Trustco Bank Corp., New York	2,392	26,743
United Community Financial Corp., Ohio	1,098	8,114
United Financial Bancorp, Inc.	1,343	17,258
United Western Bancorp, Inc.	211	4,621
ViewPoint Financial Group	738	12,671
Washington Federal, Inc.	2,627	69,721
Wauwatosa Holdings, Inc. (a)	953	15,867
Willow Financial Bancorp, Inc.	975	12,110
WSFS Financial Corp.	224	13,494
		1,569,476
TOTAL FINANCIALS		11,850,250
HEALTH CARE - 13.0%
Biotechnology - 5.9%
Aastrom Biosciences, Inc. (a)	3,924	4,356
Acadia Pharmaceuticals, Inc. (a)	1,133	16,304
Accentia Biopharmaceutical, Inc. (a)(d)	2,264	4,981
Achillion Pharmaceuticals, Inc.	1,509	10,925
Acorda Therapeutics, Inc. (a)	978	17,594
AEterna Zentaris, Inc. (sub. vtg.) (a)	2,453	7,108
Affymax, Inc.	380	9,215
Alexion Pharmaceuticals, Inc. (a)	1,072	64,824
Alkermes, Inc. (a)	3,095	52,151
Allos Therapeutics, Inc. (a)	3,540	16,709
Alnylam Pharmaceuticals, Inc. (a)	1,342	31,363
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Altus Pharmaceuticals, Inc. (a)	641	$ 6,718
Amgen, Inc. (a)	33,681	1,687,755
Amicus Therapeutics, Inc.	569	6,760
Amylin Pharmaceuticals, Inc. (a)	3,919	192,149
Anadys Pharmaceuticals, Inc. (a)	1,172	2,637
Angiotech Pharmaceuticals, Inc. (a)	2,750	16,249
Antigenics, Inc. (a)(d)	1,610	3,993
Arena Pharmaceuticals, Inc. (a)	1,947	26,090
ARIAD Pharmaceuticals, Inc. (a)	2,574	12,793
ArQule, Inc. (a)	1,480	12,136
Array Biopharma, Inc. (a)	1,354	15,368
Avant Immunotherapeutics, Inc. (a)	5,733	3,010
AVI BioPharma, Inc. (a)(d)	1,554	4,056
BioCryst Pharmaceuticals, Inc. (a)	762	8,489
Bioenvision, Inc. (a)	2,320	12,783
Biogen Idec, Inc. (a)	8,766	559,446
BioMarin Pharmaceutical, Inc. (a)	2,965	63,688
Bionovo, Inc. (a)(d)	3,196	14,062
Biopure Corp. Class A (a)	4	3
Celgene Corp. (a)	11,571	742,974
Cell Genesys, Inc. (a)(d)	1,542	5,829
Cell Therapeutics, Inc. (a)(d)	1,568	5,990
Cephalon, Inc. (a)	1,882	141,244
Cepheid, Inc. (a)	1,932	36,090
Coley Pharmaceutical Group, Inc. (a)	931	3,203
Combinatorx, Inc. (a)	1,307	8,744
Critical Therapeutics, Inc. (a)(d)	1,435	2,899
Crucell NV sponsored ADR (a)	374	7,502
Cubist Pharmaceuticals, Inc. (a)	1,669	38,187
CuraGen Corp. (a)	2,392	2,823
Curis, Inc. (a)	2,058	2,058
CV Therapeutics, Inc. (a)	2,084	20,131
Cytogen Corp. (a)	781	742
Cytokinetics, Inc. (a)	1,498	7,310
deCODE genetics, Inc. (a)	2,274	8,960
Dendreon Corp. (a)(d)	3,027	24,065
Digene Corp. (a)	789	48,326
Dyax Corp. (a)	2,315	9,005
Dynavax Technologies Corp. (a)	1,309	5,210
Encysive Pharmaceuticals, Inc. (a)	1,949	3,586
EntreMed, Inc. (a)	4,017	4,338
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Enzon Pharmaceuticals, Inc. (a)	1,527	$ 12,384
Epicept Corp. (a)(d)	2,378	3,900
Exact Sciences Corp. (a)	2,385	6,845
Favrille, Inc. (a)	2,260	7,209
Genelabs Technologies, Inc. (a)	1,436	2,757
Genitope Corp. (a)(d)	2,067	7,214
Genomic Health, Inc. (a)	934	18,979
GenVec, Inc. (a)	3,176	7,464
Genzyme Corp. (a)	8,145	508,329
Geron Corp. (a)	2,755	19,808
Gilead Sciences, Inc. (a)	28,887	1,050,620
GTx, Inc. (a)	1,182	18,912
Halozyme Therapeutics, Inc. (a)	2,201	19,391
Hana Biosciences, Inc. (a)	997	1,585
Human Genome Sciences, Inc. (a)	4,390	40,432
Idenix Pharmaceuticals, Inc. (a)	1,760	4,682
ImClone Systems, Inc. (a)	2,528	86,104
ImmunoGen, Inc. (a)	1,987	8,882
Immunomedics, Inc. (a)	3,012	6,295
Incyte Corp. (a)	2,775	16,206
Indevus Pharmaceuticals, Inc. (a)	2,634	17,885
Infinity Pharmaceuticals, Inc. (a)	988	10,809
Inhibitex, Inc. (a)	1,101	1,442
InterMune, Inc. (a)	1,167	23,072
Introgen Therapeutics, Inc. (a)(d)	1,280	5,146
Isis Pharmaceuticals, Inc. (a)	2,380	29,369
Keryx Biopharmaceuticals, Inc. (a)	1,635	16,448
Kosan Biosciences, Inc. (a)	1,399	7,275
La Jolla Pharmaceutical Co. (a)	2,227	9,777
Lexicon Pharmaceuticals, Inc. (a)	2,667	8,401
LifeCell Corp. (a)	881	29,170
Ligand Pharmaceuticals, Inc. Class B	2,437	15,280
MannKind Corp. (a)(d)	2,441	21,652
Marshall Edwards, Inc. (a)(d)	1,801	5,061
Martek Biosciences (a)	942	25,453
Maxygen, Inc. (a)	1,372	12,238
Medarex, Inc. (a)	3,996	68,531
Memory Pharmaceuticals Corp. (a)	2,581	5,627
Metabasis Therapeutics, Inc. (a)	1,241	3,711
Metabolix, Inc.	820	18,245
Millennium Pharmaceuticals, Inc. (a)	9,699	98,445
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Molecular Insight Pharmaceuticals, Inc.	1,145	$ 7,958
Momenta Pharmaceuticals, Inc. (a)(d)	1,349	14,299
Monogram Biosciences, Inc. (a)	5,131	8,620
Myriad Genetics, Inc. (a)	1,144	50,290
Nabi Biopharmaceuticals (a)	1,796	6,358
Neopharm, Inc. (a)	880	818
Neose Technologies, Inc. (a)	1,069	1,657
Neurochem, Inc. (a)(d)	1,838	4,438
Neurocrine Biosciences, Inc. (a)	1,130	11,266
Neurogen Corp. (a)	1,492	7,370
NeurogesX, Inc.	855	6,079
Northfield Laboratories, Inc. (a)	1,115	1,851
Novacea, Inc. (a)	1,097	9,303
Novavax, Inc. (a)(d)	1,412	4,631
NPS Pharmaceuticals, Inc. (a)	1,269	5,393
Nuvelo, Inc. (a)	1,831	3,992
Omrix Biopharmaceuticals, Inc. (a)	562	19,676
ONYX Pharmaceuticals, Inc. (a)	1,586	62,837
Orchid Cellmark, Inc. (a)	2,041	12,532
OREXIGEN Therapeutics, Inc.	685	10,083
Orthologic Corp. (a)	2,106	3,033
Oscient Pharmaceuticals Corp. (a)(d)	1,231	3,681
OSI Pharmaceuticals, Inc. (a)	1,741	59,386
Osiris Therapeutics, Inc. (d)	769	9,966
OXiGENE, Inc. (a)	1,354	4,360
Panacos Pharmaceuticals, Inc. (a)	2,853	8,245
PDL BioPharma, Inc. (a)	3,692	72,031
Peregrine Pharmaceuticals, Inc. (a)	5,536	4,091
Pharmacopeia Drug Discovery, Inc. (a)	1,339	7,378
Pharmacyclics, Inc. (a)	928	2,069
Pharmion Corp. (a)	1,096	44,947
Poniard Pharmaceuticals, Inc. (a)	1,499	9,144
Progenics Pharmaceuticals, Inc. (a)	795	18,341
QLT, Inc. (a)(d)	2,780	16,319
Regeneron Pharmaceuticals, Inc. (a)	2,095	40,769
Renovis, Inc. (a)	640	2,035
Rigel Pharmaceuticals, Inc. (a)	1,269	11,624
Sangamo Biosciences, Inc. (a)	1,441	15,837
Savient Pharmaceuticals, Inc. (a)	1,717	22,630
SciClone Pharmaceuticals, Inc. (a)	1,536	2,796
Seattle Genetics, Inc. (a)	1,992	20,438
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Senomyx, Inc. (a)	1,220	$ 16,299
Sonus Pharmaceuticals, Inc. (a)	2,200	9,504
StemCells, Inc. (a)	2,630	5,681
Sunesis Pharmaceuticals, Inc. (a)(d)	1,520	4,104
Targacept, Inc. (a)	846	8,164
Telik, Inc. (a)(d)	1,938	5,581
Tercica, Inc. (a)(d)	1,854	12,273
Threshold Pharmaceuticals, Inc. (a)	1,638	1,409
TorreyPines Therapeutics, Inc. (a)	878	5,663
Trimeris, Inc. (a)	710	5,311
Trubion Pharmaceuticals, Inc. (d)	545	10,001
United Therapeutics Corp. (a)	706	48,354
Vanda Pharmaceuticals, Inc. (a)	1,041	15,542
Vertex Pharmaceuticals, Inc. (a)	3,835	149,412
ViaCell, Inc. (a)	1,221	5,250
Vical, Inc. (a)	1,650	8,019
Vion Pharmaceuticals, Inc. (a)(d)	3,058	2,538
XOMA Ltd. (a)	4,535	12,562
Zymogenetics, Inc. (a)	2,216	26,769
		7,274,973
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc. (a)	904	17,574
Abiomed, Inc. (a)	1,002	12,335
Accuray, Inc.	1,491	20,621
Align Technology, Inc. (a)	2,118	48,142
Alphatec Holdings, Inc. (a)	2,136	7,882
American Medical Systems Holdings, Inc. (a)(d)	2,273	41,823
Analogic Corp.	408	28,176
Angiodynamics, Inc. (a)	636	12,377
Anika Therapeutics, Inc. (a)	989	18,029
Arrow International, Inc.	1,407	63,498
ArthroCare Corp. (a)	797	44,648
Aspect Medical Systems, Inc. (a)	950	11,951
BioLase Technology, Inc. (a)	834	5,771
Biomet, Inc.	7,619	349,179
Candela Corp. (a)	522	3,769
Cardiac Science Corp. (a)	313	2,945
Cardiodynamics International Corp. (a)	2,317	973
Cerus Corp. (a)	1,436	9,937
China Medical Technologies, Inc. sponsored ADR	478	16,391
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cholestech Corp. (a)	564	$ 11,669
Clinical Data, Inc. (a)	513	13,338
Conceptus, Inc. (a)	880	15,400
CONMED Corp. (a)	1,024	29,747
Cutera, Inc. (a)	337	7,505
Cyberonics, Inc. (a)	761	11,483
Cynosure, Inc. Class A (a)	259	8,127
Cytyc Corp. (a)	3,609	154,249
Dade Behring Holdings, Inc.	2,476	186,963
Datascope Corp.	516	17,214
DENTSPLY International, Inc.	4,778	188,158
DexCom, Inc. (a)	760	6,992
E-Z-EM, Inc. (a)	329	4,886
Endologix, Inc. (a)	1,879	6,708
EPIX Pharmaceuticals, Inc. (a)	1,437	6,323
ev3, Inc. (a)	2,189	33,514
Exactech, Inc. (a)	595	9,556
Foxhollow Technologies, Inc. (a)	932	22,881
Gen-Probe, Inc. (a)	1,550	99,231
Given Imaging Ltd. (a)	1,048	27,594
Hansen Medical, Inc.	582	14,119
HealthTronics, Inc. (a)	912	4,341
Hologic, Inc. (a)	1,622	86,209
Home Diagnostics, Inc.	533	5,234
I-Flow Corp. (a)	1,191	21,402
ICU Medical, Inc. (a)	528	19,964
IDEXX Laboratories, Inc. (a)	869	97,111
Immucor, Inc. (a)	2,005	66,867
Insulet Corp.	793	13,973
Integra LifeSciences Holdings Corp. (a)	873	42,402
Intuitive Surgical, Inc. (a)	1,123	248,497
IRIS International, Inc. (a)	538	10,034
Kensey Nash Corp. (a)	468	11,152
Kyphon, Inc. (a)	1,313	87,800
Lifecore Biomedical, Inc. (a)	760	8,831
Masimo Corp.	1,559	32,739
Medical Action Industries, Inc. (a)	552	12,525
Meridian Bioscience, Inc.	1,680	43,344
Merit Medical Systems, Inc. (a)	797	9,771
Micrus Endovascular Corp. (a)	451	10,743
Natus Medical, Inc. (a)	572	9,203
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Neogen Corp. (a)	725	$ 23,077
NeuroMetrix, Inc. (a)(d)	466	3,621
NMT Medical, Inc. (a)	663	4,933
Northstar Neuroscience, Inc. (a)	675	7,668
NUCRYST Pharmaceuticals Corp. (a)	748	2,237
Nutraceutical International Corp. (a)	985	14,814
NuVasive, Inc. (a)	1,124	35,856
NxStage Medical, Inc. (a)	976	12,122
OccuLogix, Inc. (a)	1,256	1,068
OraSure Technologies, Inc. (a)	1,431	13,165
Orthofix International NV (a)	456	21,815
Orthovita, Inc. (a)	2,511	7,232
Palomar Medical Technologies, Inc. (a)	632	19,908
PolyMedica Corp.	746	38,620
Possis Medical, Inc. (a)	715	7,729
Quidel Corp. (a)	1,585	26,913
Regeneration Technologies, Inc. (a)	984	10,657
Respironics, Inc. (a)	2,381	112,931
Rochester Medical Corp. (a)	409	6,524
Shamir Optical Industry Ltd.	474	5,062
Sirona Dental Systems, Inc. (a)	1,634	47,631
Somanetics Corp. (a)	410	7,970
SonoSite, Inc. (a)	588	17,146
Staar Surgical Co. (a)	834	2,444
Stereotaxis, Inc. (a)	1,359	17,980
SurModics, Inc. (a)(d)	552	26,634
Syneron Medical Ltd. (a)	919	20,788
Synovis Life Technologies, Inc. (a)	377	6,763
The Spectranetics Corp. (a)	867	12,771
ThermoGenesis Corp. (a)	2,668	6,937
Thoratec Corp. (a)	1,884	38,942
TomoTherapy, Inc.	1,491	35,590
Trinity Biotech PLC sponsored ADR (a)	401	4,599
Urologix, Inc. (a)	616	1,349
Utah Medical Products, Inc.	190	5,991
Vascular Solutions, Inc. (a)	954	7,537
Vital Signs, Inc.	492	24,669
Volcano Corp. (a)	1,197	17,775
Wright Medical Group, Inc. (a)	1,144	29,961
Xtent, Inc.	702	5,546
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Young Innovations, Inc.	408	$ 11,191
Zoll Medical Corp. (a)	672	15,530
		3,175,516
Health Care Providers & Services - 1.4%
Air Methods Corp. (a)	379	15,020
Allied Healthcare International, Inc. (a)	2,642	5,469
Allion Healthcare, Inc. (a)	390	2,488
Amedisys, Inc. (a)	714	26,975
America Service Group, Inc. (a)	368	4,236
American Dental Partners, Inc. (a)	317	7,592
AmSurg Corp. (a)	1,060	25,005
Animal Health International, Inc.	723	8,206
Bio-Reference Laboratories, Inc. (a)	445	12,905
BioScrip, Inc. (a)	1,274	7,402
Corvel Corp. (a)	540	13,538
Cross Country Healthcare, Inc. (a)	1,251	21,355
Dialysis Corp. of America (a)	441	4,379
Express Scripts, Inc. (a)	7,973	436,522
Gentiva Health Services, Inc. (a)	1,275	26,444
Health Grades, Inc. (a)	1,211	7,012
HealthExtras, Inc. (a)	1,384	38,904
Healthways, Inc. (a)	1,039	51,742
Henry Schein, Inc. (a)	2,572	149,665
HMS Holdings Corp. (a)	557	13,117
Hythiam, Inc. (a)(d)	1,586	11,419
InVentiv Health, Inc. (a)	869	34,465
LCA-Vision, Inc.	714	24,526
LHC Group, Inc. (a)	624	12,499
LifePoint Hospitals, Inc. (a)	1,729	48,585
Lincare Holdings, Inc. (a)	2,679	96,417
Magellan Health Services, Inc. (a)	1,048	42,549
Matria Healthcare, Inc. (a)	540	13,748
Medcath Corp. (a)	592	17,375
MWI Veterinary Supply, Inc. (a)	402	15,264
National Medical Health Card Systems, Inc. (a)	380	4,032
Nighthawk Radiology Holdings, Inc. (a)	964	21,169
NovaMed Eyecare, Inc. (a)	770	3,788
Odyssey Healthcare, Inc. (a)	1,175	11,492
Patterson Companies, Inc. (a)	4,217	155,101
PDI, Inc. (a)	502	5,166
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Providence Service Corp. (a)	648	$ 19,479
PSS World Medical, Inc. (a)	2,492	47,547
Psychiatric Solutions, Inc. (a)	1,610	59,345
QMed, Inc. (a)	616	1,836
Radiation Therapy Services, Inc. (a)	511	11,559
ResCare, Inc. (a)	1,096	23,367
Rotech Healthcare, Inc. (a)	662	722
Rural/Metro Corp. (a)	877	3,184
Sun Healthcare Group, Inc. (a)	1,500	22,305
TLC Vision Corp. (a)	2,319	8,511
U.S. Physical Therapy, Inc. (a)	548	7,535
VCA Antech, Inc. (a)	2,667	109,054
Visicu, Inc. (a)	920	6,661
VistaCare, Inc. Class A (a)	583	4,081
		1,720,757
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	1,858	42,009
AMICAS, Inc. (a)	2,106	6,802
Cerner Corp. (a)	2,380	135,755
Computer Programs & Systems, Inc.	492	13,072
Eclipsys Corp. (a)	1,670	38,560
Emageon, Inc. (a)	608	5,223
Health Corp. (a)	5,057	74,742
Merge Technologies, Inc. (a)	1,306	6,112
Omnicell, Inc. (a)	1,146	27,664
Phase Forward, Inc. (a)	1,111	19,820
SXC Health Solutions Corp. (a)	596	10,683
TriZetto Group, Inc. (a)	1,907	29,806
Vital Images, Inc. (a)	416	7,713
		417,961
Life Sciences Tools & Services - 0.9%
Accelrys, Inc. (a)	986	5,985
Affymetrix, Inc. (a)	1,894	42,918
Albany Molecular Research, Inc. (a)	1,109	16,214
AMAG Pharmaceuticals, Inc.	482	26,341
Bruker BioSciences Corp. (a)	3,589	25,625
Caliper Life Sciences, Inc. (a)	1,425	7,823
Dionex Corp. (a)	694	50,266
Draxis Health, Inc. (a)	1,915	8,885
eResearchTechnology, Inc. (a)	1,683	18,311
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Exelixis, Inc. (a)	2,768	$ 31,140
Gene Logic, Inc. (a)	1,771	2,267
Harvard Bioscience, Inc. (a)	1,610	7,406
ICON PLC sponsored ADR	845	38,600
Illumina, Inc. (a)	1,664	80,355
Invitrogen Corp. (a)	1,490	116,071
Kendle International, Inc. (a)	451	17,661
Luminex Corp. (a)	1,484	21,028
Medivation, Inc. (a)	1,151	20,108
Nanogen, Inc. (a)	1,185	1,185
Nektar Therapeutics (a)	2,990	24,697
PAREXEL International Corp. (a)	979	42,107
Pharmaceutical Product Development, Inc.	3,418	119,733
PharmaNet Development Group, Inc. (a)	480	13,824
PRA International (a)	677	19,735
QIAGEN NV (a)	4,443	75,620
Sequenom, Inc. (a)	2,125	10,370
Techne Corp. (a)	1,325	83,488
Third Wave Technologies, Inc. (a)	2,583	19,760
Varian, Inc. (a)	1,072	64,341
Ventana Medical Systems, Inc. (a)	1,132	92,586
Verenium Corp. (a)(d)	1,812	9,966
		1,114,416
Pharmaceuticals - 1.8%
Abraxis BioScience, Inc. (a)	5,093	111,740
Acusphere, Inc. (a)	1,735	2,256
Adams Respiratory Therapeutics, Inc. (a)	1,025	39,524
Adolor Corp. (a)	1,353	5,060
Akorn, Inc. (a)	2,603	19,783
Alexza Pharmaceuticals, Inc. (a)	1,001	8,218
Amarin Corp. PLC sponsored ADR (a)	2,018	1,009
Anesiva, Inc. (a)	985	6,412
Aspreva Pharmaceuticals Corp. (a)	1,071	20,724
Atherogenics, Inc. (a)(d)	1,364	3,737
Auxilium Pharmaceuticals, Inc. (a)	1,087	21,088
AVANIR Pharmaceuticals Class A (a)	1,291	2,789
Axcan Pharma, Inc. (a)	1,586	30,547
Barrier Therapeutics, Inc. (a)	1,476	9,933
Beijing Med-Pharm Corp. (a)(d)	1,384	12,968
Biodel, Inc.	593	11,225
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
BioMimetic Therapeutics, Inc. (a)	852	$ 12,840
Cadence Pharmaceuticals, Inc.	821	11,790
Cardiome Pharma Corp. (a)	1,897	16,849
Collagenex Pharmaceuticals, Inc. (a)	858	11,000
Columbia Laboratories, Inc. (a)	1,256	2,638
Cypress Bioscience, Inc. (a)	1,240	16,442
DepoMed, Inc. (a)	2,475	4,505
Discovery Laboratories, Inc. (a)	2,981	6,886
Durect Corp. (a)	3,169	16,067
Emisphere Technologies, Inc. (a)	1,160	4,779
Endo Pharmaceuticals Holdings, Inc. (a)	4,291	136,797
Eurand NV	1,348	17,955
Flamel Technologies SA sponsored ADR (a)	820	7,724
Hi-Tech Pharmacal Co., Inc. (a)	334	3,808
Hollis-Eden Pharmaceuticals, Inc. (a)	639	990
Inspire Pharmaceuticals, Inc. (a)	2,034	11,248
Ista Pharmaceuticals, Inc. (a)(d)	1,562	11,043
Jazz Pharmaceuticals, Inc.	764	10,268
Labopharm, Inc. (a)	1,539	2,915
Medicines Co. (a)	1,574	26,286
MGI Pharma, Inc. (a)	2,825	66,585
MiddleBrook Pharmaceuticals, Inc. (a)(d)	3,051	6,499
Nastech Pharmaceutical Co., Inc. (a)	798	11,044
NitroMed, Inc. (a)	988	2,233
Noven Pharmaceuticals, Inc. (a)	928	14,161
Novogen Ltd. sponsored ADR (a)	265	2,099
Obagi Medical Products, Inc. (a)	949	15,127
Pain Therapeutics, Inc. (a)	1,765	16,556
Penwest Pharmaceuticals Co. (a)(d)	670	8,275
Perrigo Co.	2,703	55,979
Pharmos Corp. (a)	1,143	1,040
Pozen, Inc. (a)	973	9,720
Replidyne, Inc. (a)(d)	1,376	9,329
Salix Pharmaceuticals Ltd. (a)	1,625	18,720
Santarus, Inc. (a)	1,980	4,910
Sciele Pharma, Inc. (a)	1,300	30,004
Sepracor, Inc. (a)	3,310	96,553
Shire PLC sponsored ADR	1,884	148,346
Sirtris Pharmaceuticals, Inc.	738	9,579
Somaxon Pharmaceuticals, Inc. (a)	604	7,453
Spectrum Pharmaceuticals, Inc. (a)	1,944	7,932
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
SuperGen, Inc. (a)	1,536	$ 6,236
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,291	786,513
ViroPharma, Inc. (a)	2,253	22,327
Vivus, Inc. (a)	2,571	13,961
Warner Chilcott Ltd.	7,341	136,029
Westaim Corp. (a)	3,549	1,680
XenoPort, Inc. (a)	882	36,629
Zila, Inc. (a)	2,894	3,473
		2,188,835
TOTAL HEALTH CARE		15,892,458
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.3%
AeroVironment, Inc.	529	10,453
American Science & Engineering, Inc.	334	24,132
Applied Signal Technology, Inc.	533	7,579
Argon ST, Inc. (a)	884	15,974
BE Aerospace, Inc. (a)	2,840	110,675
Ceradyne, Inc. (a)	846	61,149
Elbit Systems Ltd.	1,383	62,124
Herley Industries, Inc. (a)	621	8,973
Innovative Solutions & Support, Inc. (a)	692	12,498
Ionatron, Inc. (d)	3,352	10,995
Ladish Co., Inc. (a)	377	19,785
LMI Aerospace, Inc. (a)	381	8,710
MTC Technologies, Inc. (a)	528	10,539
Sypris Solutions, Inc.	782	6,350
Taser International, Inc. (a)(d)	2,172	31,081
		401,017
Air Freight & Logistics - 0.6%
ABX Air, Inc. (a)	1,729	11,861
Atlas Air Worldwide Holdings, Inc. (a)	670	33,996
C.H. Robinson Worldwide, Inc.	5,163	253,194
Dynamex, Inc. (a)	446	11,204
Expeditors International of Washington, Inc.	6,512	287,635
Forward Air Corp.	1,024	35,881
Hub Group, Inc. Class A (a)	1,357	45,283
Pacer International, Inc.	1,253	27,090
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp. (a)	583	$ 16,062
UTI Worldwide, Inc.	2,972	66,127
		788,333
Airlines - 0.4%
Allegiant Travel Co.	568	16,472
Frontier Airlines Holdings, Inc. (a)(d)	1,113	6,600
JetBlue Airways Corp. (a)	5,204	49,542
MAIR Holdings, Inc. (a)	1,291	8,146
Mesa Air Group, Inc. (a)	1,309	7,383
Pinnacle Airlines Corp. (a)	1,027	16,833
Republic Airways Holdings, Inc. (a)	1,371	26,104
Ryanair Holdings PLC sponsored ADR (a)	3,740	156,220
SkyWest, Inc.	1,966	49,406
UAL Corp. (a)	3,322	157,695
		494,401
Building Products - 0.1%
Aaon, Inc.	943	19,746
American Woodmark Corp.	515	15,538
Apogee Enterprises, Inc.	1,253	31,538
Builders FirstSource, Inc. (a)	903	11,829
Gibraltar Industries, Inc.	916	18,302
Insteel Industries, Inc.	741	14,005
PGT, Inc. (a)	774	8,065
Universal Forest Products, Inc.	588	21,927
		140,950
Commercial Services & Supplies - 1.3%
51job, Inc. sponsored ADR (a)	303	5,193
Advisory Board Co. (a)	655	37,682
American Ecology Corp.	665	13,293
Arrowhead Research Corp. (a)(d)	1,658	8,091
Barrett Business Services, Inc.	327	7,972
Casella Waste Systems, Inc. Class A (a)	941	10,511
Cintas Corp.	4,961	181,821
Clean Harbors, Inc. (a)	634	29,918
Comsys IT Partners, Inc. (a)	490	9,315
Copart, Inc. (a)	2,781	81,595
Corporate Executive Board Co.	1,215	82,656
CoStar Group, Inc. (a)	612	33,678
CRA International, Inc. (a)	384	19,069
Diamond Management & Technology Consultants, Inc.	1,442	14,521
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
eTelecare Global Solutions, Inc. ADR	230	$ 1,861
Exponent, Inc. (a)	478	11,644
First Advantage Corp. Class A (a)	407	7,916
First Consulting Group, Inc. (a)	1,169	11,070
Fuel Tech, Inc. (a)	617	17,955
G&K Services, Inc. Class A	746	31,071
GeoEye, Inc. (a)	691	16,280
Healthcare Services Group, Inc.	1,159	24,826
Heidrick & Struggles International, Inc. (a)	773	36,215
Herman Miller, Inc.	2,207	64,047
Hudson Highland Group, Inc. (a)	785	11,006
Huron Consulting Group, Inc. (a)	576	38,045
ICF International, Inc.	428	10,542
ICT Group, Inc. (a)	665	10,108
InnerWorkings, Inc.	1,300	18,343
Interface, Inc. Class A	1,229	22,171
Intersections, Inc. (a)	534	5,201
Kelly Services, Inc. Class A (non-vtg.)	953	21,652
Kenexa Corp. (a)	773	21,482
Kforce, Inc. (a)	1,375	20,928
Layne Christensen Co. (a)	408	20,143
Learning Tree International, Inc. (a)	801	12,071
LECG Corp. (a)	576	8,836
McGrath RentCorp.	1,012	32,414
Mobile Mini, Inc. (a)	1,205	29,173
Monster Worldwide, Inc. (a)	3,919	134,030
Multi-Color Corp.	201	7,467
On Assignment, Inc. (a)	1,335	14,124
PeopleSupport, Inc. (a)	855	10,756
Protection One, Inc. (a)(d)	709	9,104
Resources Connection, Inc.	1,641	49,230
School Specialty, Inc. (a)	600	21,864
Standard Parking Corp. (a)	192	6,693
Stericycle, Inc. (a)	2,408	120,159
Teletech Holdings, Inc. (a)	2,182	63,824
Tetra Tech, Inc. (a)	1,753	34,359
Thomas Group	879	7,937
TRM Corp. (a)	795	787
United Stationers, Inc. (a)	979	57,781
Waste Industries USA, Inc.	568	18,432
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Waste Services, Inc. (a)	1,492	$ 14,711
WCA Waste Corp. (a)	712	5,447
		1,617,020
Construction & Engineering - 0.3%
Foster Wheeler Ltd. (a)	2,150	254,646
Great Lakes Dredge & Dock Corp. (a)	1,064	9,438
Insituform Technologies, Inc. Class A (a)	897	14,792
Integrated Electrical Services, Inc. (a)	582	13,596
Sterling Construction Co., Inc. (a)	509	11,259
		303,731
Electrical Equipment - 0.7%
Active Power, Inc. (a)	3,740	5,535
American Superconductor Corp. (a)(d)	1,302	23,462
Canadian Solar, Inc. (d)	1,431	11,434
Capstone Turbine Corp. (a)	3,477	3,825
China BAK Battery, Inc. (a)	1,449	6,636
China Sunergy Co. Ltd. ADR	539	2,938
Coleman Cable, Inc. (a)	493	7,104
Deswell Industries, Inc.	679	6,770
Encore Wire Corp.	822	21,372
Energy Conversion Devices, Inc. (a)(d)	1,036	26,843
Evergreen Solar, Inc. (a)(d)	2,766	24,811
First Solar, Inc.	2,215	229,784
Franklin Electric Co., Inc. (d)	600	24,768
FuelCell Energy, Inc. (d)	2,270	21,837
Genlyte Group, Inc. (a)	797	57,838
Hydrogenics Corp. (a)	2,356	2,733
II-VI, Inc. (a)	1,132	35,318
JA Solar Holdings Co. Ltd. ADR	474	17,382
LSI Industries, Inc.	1,155	23,423
Medis Technologies Ltd. (a)(d)	1,022	10,782
Microvision, Inc. (a)	1,890	9,053
Plug Power, Inc. (a)	2,489	6,720
Powell Industries, Inc. (a)	612	20,514
Power-One, Inc. (a)	2,963	12,919
Preformed Line Products Co.	153	7,497
Solarfun Power Holdings Co. Ltd. ADR (d)	381	3,966
Sunpower Corp. Class A (a)	1,166	79,673
Superior Essex, Inc. (a)	544	19,203
Ultralife Batteries, Inc. (a)	716	8,270
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Valence Technology, Inc. (a)(d)	3,105	$ 4,192
Vicor Corp.	1,260	14,855
Woodward Governor Co.	1,156	67,892
		819,349
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	797	32,478
Machinery - 1.2%
3D Systems Corp. (a)	533	10,681
A.S.V., Inc. (a)(d)	1,107	15,719
AB Volvo sponsored ADR	1,768	30,586
Altra Holdings, Inc.	596	9,894
American Railcar Industries, Inc.	600	15,744
Astec Industries, Inc. (a)	605	30,601
Basin Water, Inc. (a)	497	5,561
Bucyrus International, Inc. Class A	1,155	72,176
Chart Industries, Inc.	714	19,271
Columbus McKinnon Corp. (NY Shares) (a)	489	13,286
Commercial Vehicle Group, Inc. (a)	529	7,522
Dynamic Materials Corp.	356	15,304
Flanders Corp. (a)	1,023	4,563
Flow International Corp. (a)	956	7,849
Force Protection, Inc. (a)(d)	2,213	38,130
FreightCar America, Inc.	381	17,259
Gehl Co. (a)	308	7,324
Hardinge, Inc.	312	10,879
Hurco Companies, Inc. (a)	170	8,408
Joy Global, Inc.	3,656	158,634
L.B. Foster Co. Class A (a)	470	17,653
Lincoln Electric Holdings, Inc.	1,229	88,414
Middleby Corp. (a)	528	38,829
Nordson Corp.	1,144	57,440
Omega Flex, Inc.	298	4,577
PACCAR, Inc.	7,674	656,511
Portec Rail Products, Inc.	688	7,492
RBC Bearings, Inc. (a)	487	17,289
Sun Hydraulics Corp.	390	10,799
Tecumseh Products Co.:
Class A (non-vtg.) (a)	417	7,193
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tecumseh Products Co.: - continued
Class B (a)	441	$ 6,619
TurboChef Technologies, Inc. (a)	1,127	14,426
		1,426,633
Marine - 0.2%
Alexander & Baldwin, Inc.	1,490	77,346
American Commercial Lines, Inc. (a)	1,884	48,664
Aries Maritime Transport Ltd.	800	6,896
DryShips, Inc.	1,032	73,644
Eagle Bulk Shipping, Inc.	927	24,436
OceanFreight, Inc.	155	3,315
Paragon Shipping, Inc.	190	3,000
Quintana Maritime Ltd.	1,318	22,880
TBS International Ltd. Class A (a)	423	15,444
Ultrapetrol (Bahamas) Ltd.	932	16,795
		292,420
Road & Rail - 0.5%
AMERCO (a)	647	40,787
Arkansas Best Corp.	821	29,474
Celadon Group, Inc. (a)	557	8,689
Covenant Transportn Group, Inc. Class A (a)	677	4,279
Frozen Food Express Industries, Inc.	1,374	10,456
Heartland Express, Inc.	3,080	47,956
J.B. Hunt Transport Services, Inc.	4,863	139,909
Landstar System, Inc.	1,785	76,773
Marten Transport Ltd. (a)	976	15,284
Old Dominion Freight Lines, Inc. (a)	1,084	31,219
P.A.M. Transportation Services, Inc. (a)	521	9,748
Patriot Transportation Holding, Inc. (a)	191	17,572
Quality Distribution, Inc. (a)	547	5,306
Saia, Inc. (a)	737	13,848
U.S. Xpress Enterprises, Inc. Class A (a)	556	9,880
Universal Truckload Services, Inc. (a)	449	9,231
USA Truck, Inc. (a)	345	5,534
Vitran Corp., Inc. (a)	314	6,563
Werner Enterprises, Inc.	2,846	52,964
YRC Worldwide, Inc. (a)	1,824	56,197
		591,669
Trading Companies & Distributors - 0.4%
Aceto Corp.	782	6,803
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Beacon Roofing Supply, Inc. (a)	1,227	$ 14,295
Electro Rent Corp.	1,305	18,962
Fastenal Co.	4,779	217,970
H&E Equipment Services, Inc. (a)	1,036	21,300
Houston Wire & Cable Co.	633	11,692
Kaman Corp.	1,227	40,381
Lawson Products, Inc.	480	17,530
NuCo2, Inc. (a)	502	13,198
Rush Enterprises, Inc. Class A (a)	477	12,097
UAP Holding Corp.	1,586	47,437
Williams Scotsman International, Inc. (a)	1,205	32,909
		454,574
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	249	6,611
Quixote Corp.	396	7,742
		14,353
TOTAL INDUSTRIALS		7,376,928
INFORMATION TECHNOLOGY - 50.6%
Communications Equipment - 10.2%
3Com Corp. (a)	12,166	45,623
Acme Packet, Inc.	1,775	26,590
ADC Telecommunications, Inc. (a)	3,930	71,919
Adtran, Inc.	2,436	65,114
Airspan Networks, Inc. (a)	1,233	3,070
Airvana, Inc.	1,796	11,063
Alvarion Ltd. (a)	2,123	24,988
Anaren, Inc. (a)	952	13,414
Andrew Corp. (a)	5,007	70,499
Arris Group, Inc. (a)	3,240	49,183
AudioCodes Ltd. (a)(d)	1,577	7,806
Avanex Corp. (a)	7,550	12,986
Avici Systems, Inc.	963	9,312
Avocent Corp. (a)	1,809	53,402
Bel Fuse, Inc. Class B (non-vtg.)	299	9,419
BigBand Networks, Inc.	1,712	17,291
Black Box Corp.	624	25,553
Blue Coat Systems, Inc. (a)	650	54,217
Bookham, Inc. (a)	3,321	8,635
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
C-COR, Inc. (a)	1,728	$ 19,889
Carrier Access Corp. (a)	1,031	4,206
Ceragon Networks Ltd. (a)	1,067	17,979
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	959	4,133
Ciena Corp. (a)	2,678	101,443
Cisco Systems, Inc. (a)	188,340	6,011,813
Comtech Group, Inc. (a)	1,241	20,998
Comtech Telecommunications Corp. (a)	833	35,452
Digi International, Inc. (a)	464	6,566
Ditech Networks, Inc. (a)	1,324	6,792
ECI Telecom Ltd. (a)	3,182	29,752
EFJ, Inc. (a)	1,550	8,711
EMS Technologies, Inc. (a)	541	13,276
Endwave Corp. (a)	707	7,424
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	1,367	9,152
Extreme Networks, Inc. (a)	4,327	14,971
F5 Networks, Inc. (a)	2,500	87,425
Finisar Corp. (a)(d)	9,142	34,557
Foundry Networks, Inc. (a)	4,756	87,938
Harmonic, Inc. (a)	2,621	26,131
Harris Stratex Networks, Inc. (a)	932	15,947
Hughes Communications, Inc. (a)	556	28,356
Infinera Corp.	2,524	48,612
InterDigital, Inc. (a)	1,645	38,016
Ituran Location & Control Ltd.	628	7,319
Ixia (a)	2,185	19,884
JDS Uniphase Corp. (a)	6,196	90,214
Juniper Networks, Inc. (a)	15,880	522,770
KVH Industries, Inc. (a)	421	4,046
Loral Space & Communications Ltd. (a)	600	24,048
MRV Communications, Inc. (a)	4,666	11,758
NETGEAR, Inc. (a)	1,012	28,397
Network Engines, Inc. (a)	1,472	2,576
Nextwave Wireless, Inc. (a)	2,505	16,558
Nice Systems Ltd. sponsored ADR (a)	1,132	40,050
NMS Communications Corp. (a)	1,625	2,356
Oplink Communications, Inc. (a)	920	11,988
Opnext, Inc.	1,908	22,915
Optium Corp.	736	5,851
ORBCOMM, Inc.	1,204	9,740
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Orckit Communications Ltd. (a)	606	$ 3,800
Packeteer, Inc. (a)	1,217	8,969
Parkervision, Inc. (a)(d)	877	11,664
PC-Tel, Inc. (a)	906	7,022
Pegasus Wireless Corp. warrants 8/11/08 (a)	222	0
Polycom, Inc. (a)	2,817	85,383
Powerwave Technologies, Inc. (a)	4,219	28,900
Qiao Xing Universal Telephone, Inc. (a)(d)	677	5,876
QUALCOMM, Inc.	51,618	2,059,042
RADWARE Ltd. (a)	747	10,047
Radyne Corp. (a)	319	3,359
Research In Motion Ltd. (a)	17,190	1,468,198
Riverbed Technology, Inc.	2,122	94,217
SCM Microsystems, Inc. (a)	1,245	3,573
SeaChange International, Inc. (a)	1,074	7,819
ShoreTel, Inc.	638	8,524
Sierra Wireless, Inc. (a)	805	18,410
Silicom Ltd. (a)	274	5,847
Sirenza Microdevices, Inc. (a)	1,541	24,101
Sonus Networks, Inc. (a)	7,837	45,298
Starent Networks Corp.	1,957	40,647
Sycamore Networks, Inc. (a)	9,432	37,256
Symmetricom, Inc. (a)	1,970	9,830
Tekelec (a)	2,123	26,113
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4,360	162,236
Tellabs, Inc. (a)	13,397	141,338
Tollgrade Communications, Inc. (a)	564	5,742
UTStarcom, Inc. (a)(d)	3,361	10,217
ViaSat, Inc. (a)	945	28,841
Westell Technologies, Inc. Class A (a)	1,807	3,704
WJ Communications, Inc. (a)	2,727	4,200
Zhone Technologies, Inc. (a)	7,360	9,053
		12,459,319
Computers & Peripherals - 6.4%
ActivIdentity Corp. (a)	1,759	8,689
Adaptec, Inc. (a)	4,091	15,259
Apple, Inc. (a)	26,816	3,713,480
Avid Technology, Inc. (a)(d)	1,265	39,000
Brocade Communications Systems, Inc. (a)	12,932	90,524
Concurrent Computer Corp. (a)	2,787	3,790
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Cray, Inc. (a)	1,011	$ 7,138
Data Domain, Inc. (d)	1,375	38,555
Dell, Inc. (a)	70,268	1,985,071
Dot Hill Systems Corp. (a)	2,763	8,565
Electronics for Imaging, Inc. (a)	1,737	45,301
Hutchinson Technology, Inc. (a)	861	19,812
Immersion Corp. (a)	1,057	15,844
InFocus Corp. (a)	2,082	3,664
Intevac, Inc. (a)	1,047	17,108
Isilon Systems, Inc.	2,060	20,703
Komag, Inc. (a)	897	28,830
LaserCard Corp. (a)	344	3,867
Logitech International SA (a)	5,735	156,164
Mobility Electronics, Inc. (a)	1,095	3,997
Neoware, Inc. (a)	594	9,528
Network Appliance, Inc. (a)	11,455	319,136
Novatel Wireless, Inc. (a)	1,144	26,129
Palm, Inc.	3,107	46,636
Presstek, Inc. (a)	1,599	10,106
QLogic Corp. (a)	4,948	65,808
Rackable Systems, Inc. (a)	836	11,470
Rimage Corp. (a)	347	8,724
SanDisk Corp. (a)	6,926	388,272
Silicon Graphics, Inc. (a)	590	14,384
STEC, Inc. (a)	1,629	12,266
Stratasys, Inc. (a)	604	15,191
Sun Microsystems, Inc. (a)	111,207	596,070
Super Micro Computer, Inc.	998	8,323
Synaptics, Inc. (a)	964	41,741
Transact Technologies, Inc. (a)	472	3,063
Xyratex Ltd. (a)	953	19,841
		7,822,049
Electronic Equipment & Instruments - 1.6%
Acacia Research Corp. - Acacia Technologies (a)	820	12,284
Agilysys, Inc.	1,395	23,799
Bell Microproducts, Inc. (a)	1,793	12,300
Brightpoint, Inc. (a)	2,521	29,370
CalAmp Corp. (a)	869	3,285
CDW Corp. (a)	2,504	215,519
Cherokee International Corp. (a)	580	2,001
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Cogent, Inc. (a)	2,761	$ 39,620
Cognex Corp.	1,444	26,642
Coherent, Inc. (a)	1,024	30,812
Comverge, Inc.	446	12,314
CPI International, Inc. (a)	717	13,881
CyberOptics Corp. (a)	370	4,814
Daktronics, Inc. (d)	1,250	34,375
DTS, Inc. (a)	693	18,115
Echelon Corp. (a)	1,467	41,061
Electro Scientific Industries, Inc. (a)	1,072	25,396
Excel Technology, Inc. (a)	504	13,719
FARO Technologies, Inc. (a)	552	22,196
Flextronics International Ltd. (a)	17,637	200,885
FLIR Systems, Inc. (a)	2,102	103,502
GSI Group, Inc. (a)	1,634	15,932
I. D. Systems Inc. (a)	484	5,668
Insight Enterprises, Inc. (a)	1,737	41,202
INTAC International (a)	1,415	10,754
IPG Photonics Corp.	1,262	23,309
Itron, Inc. (a)	855	72,590
Littelfuse, Inc. (a)	809	27,021
LoJack Corp. (a)	845	16,089
Magal Security Systems Ltd. (a)	307	2,745
Maxwell Technologies, Inc. (a)(d)	688	8,490
Measurement Specialties, Inc. (a)	429	10,352
Mechanical Technology, Inc. (a)	962	1,116
Mellanox Technologies Ltd.	881	14,184
Mercury Computer Systems, Inc. (a)	777	8,889
Merix Corp. (a)	699	4,117
Methode Electronics, Inc. Class A	1,262	18,223
Molex, Inc.	2,981	77,953
Molex, Inc. Class A (non-vtg.)	2,703	67,305
MTS Systems Corp.	633	26,662
Multi-Fineline Electronix, Inc. (a)	904	11,472
National Instruments Corp.	2,476	78,167
NetList, Inc. (a)	769	1,569
Newport Corp. (a)	1,454	20,080
NovAtel, Inc. (a)	336	12,113
NU Horizons Electronics Corp. (a)	1,308	12,138
Optimal Group, Inc. Class A (a)	1,145	6,355
Orbotech Ltd. (a)	1,132	24,508
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
OSI Systems, Inc. (a)	569	$ 14,174
OYO Geospace Corp. (a)	177	13,378
PC Connection, Inc. (a)	1,109	14,262
Photon Dynamics, Inc. (a)	608	5,059
Planar Systems, Inc. (a)	511	3,224
Plexus Corp. (a)	1,610	38,270
RadiSys Corp. (a)	758	8,285
Richardson Electronics Ltd.	962	6,955
Rofin-Sinar Technologies, Inc. (a)	456	31,770
Sanmina-SCI Corp. (a)	17,162	39,301
ScanSource, Inc. (a)	845	23,407
Smart Modular Tech WWH, Inc. (a)	1,701	18,626
Staktek Holdings, Inc. (a)	1,602	4,550
Suntron Corp. (a)	2,200	2,398
Tech Data Corp. (a)	1,785	69,597
Trimble Navigation Ltd. (a)	3,506	123,797
TTM Technologies, Inc. (a)	1,421	16,597
Universal Display Corp. (a)	1,060	15,646
X-Rite, Inc.	957	13,685
Zygo Corp. (a)	810	10,409
		1,978,283
Internet Software & Services - 6.7%
Access Integrated Technologies, Inc. Class A (a)	889	5,521
Akamai Technologies, Inc. (a)	4,993	160,874
Ariba, Inc. (a)	2,243	19,738
Art Technology Group, Inc. (a)	4,053	12,605
AsiaInfo Holdings, Inc. (a)	1,827	14,762
Autobytel, Inc. (a)	1,412	4,589
Baidu.com, Inc. sponsored ADR (a)	697	145,115
Bankrate, Inc. (a)	546	21,365
Chordiant Software, Inc. (a)	1,153	17,226
CMGI, Inc. (a)	14,573	22,734
CNET Networks, Inc. (a)	4,819	35,275
comScore, Inc.	755	16,172
Copernic, Inc. (a)(d)	1,173	2,229
CryptoLogic Ltd.	380	7,946
CyberSource Corp. (a)	1,464	17,846
DealerTrack Holdings, Inc. (a)	1,193	45,573
Digital River, Inc. (a)	1,227	56,884
DivX, Inc. (d)	1,013	14,121
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
EarthLink, Inc. (a)	4,137	$ 31,524
eBay, Inc. (a)	42,286	1,441,953
Entrust, Inc. (a)	2,787	6,131
Equinix, Inc. (a)	952	84,262
GigaMedia Ltd. (a)	1,719	22,622
Google, Inc. Class A (sub. vtg.) (a)	7,176	3,697,434
Greenfield Online, Inc. (a)	892	12,880
iBasis, Inc. (a)	1,105	10,685
InfoSpace, Inc.	1,132	15,859
Internap Network Services Corp. (a)	1,430	20,063
Internet Capital Group, Inc. (a)	1,169	13,280
Internet Gold Golden Lines Ltd. (a)	1,045	12,227
Interwoven, Inc. (a)	1,193	15,545
Iona Technologies PLC sponsored ADR (a)	1,598	5,801
iPass, Inc. (a)	1,946	8,757
j2 Global Communications, Inc. (a)	1,635	55,590
Jupitermedia Corp. (a)	1,363	8,369
Keynote Systems, Inc. (a)	1,023	14,117
Kintera, Inc. (a)	1,316	2,369
Limelight Networks, Inc.	2,450	20,164
Liquidity Services, Inc. (a)	975	10,725
LivePerson, Inc. (a)	1,843	10,616
LookSmart Ltd. (a)	772	2,023
LoopNet, Inc. (a)	1,058	20,165
Marchex, Inc. Class B	724	6,603
Mercadolibre, Inc.	1,302	36,612
MIVA, Inc. (a)	2,102	9,459
NaviSite, Inc. (a)	1,930	15,286
NetEase.com, Inc. sponsored ADR (a)(d)	2,110	34,899
NIC, Inc.	2,750	18,563
Omniture, Inc. (a)	1,658	41,135
Online Resources Corp. (a)	773	9,863
Open Text Corp. (a)(d)	1,395	34,688
Openwave Systems, Inc.	2,869	12,968
Perficient, Inc. (a)	940	21,921
RADVision Ltd. (a)	549	9,542
RealNetworks, Inc. (a)	5,677	35,368
S1 Corp. (a)	3,039	23,704
Saba Software, Inc. (a)	1,303	5,994
SAVVIS, Inc. (a)	1,765	70,123
Selectica, Inc. (a)	2,547	4,508
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sify Ltd. sponsored ADR (a)	1,170	$ 9,021
Sina Corp. (a)	1,550	64,604
SkillSoft PLC sponsored ADR (a)	2,967	26,466
Sohu.com, Inc. (a)	1,205	39,488
SonicWALL, Inc. (a)	2,857	24,513
Supportsoft, Inc. (a)	2,209	11,907
Switch & Data Facilities Co., Inc.	1,045	18,058
TechTarget, Inc.	1,198	15,598
Terremark Worldwide, Inc. (a)	1,701	11,499
The Knot, Inc. (a)	1,064	22,291
TheStreet.com, Inc.	872	8,912
Travelzoo, Inc. (a)	610	11,755
Tumbleweed Communications Corp. (a)	1,697	3,784
United Online, Inc.	2,030	29,171
ValueClick, Inc. (a)	3,346	67,054
VeriSign, Inc. (a)	7,394	238,087
Vignette Corp. (a)	990	19,315
VistaPrint Ltd. (a)	1,287	42,317
Visual Sciences, Inc. (a)	761	14,025
Vocus, Inc. (a)	715	17,875
WebMD Health Corp. Class A (a)	282	15,369
Websense, Inc. (a)	1,633	33,591
Website Pros, Inc. (a)	502	4,387
Workstream, Inc. (a)	2,331	2,564
Yahoo!, Inc. (a)	41,855	951,364
Zix Corp. (a)(d)	1,304	2,269
		8,260,256
IT Services - 1.5%
Acxiom Corp.	2,099	51,426
Answerthink, Inc. (a)	1,354	4,428
Applied Digital Solutions, Inc. (a)	1,687	2,041
Authorize.Net Holdings, Inc. (a)	1,264	23,005
Cass Information Systems, Inc.	264	8,926
CheckFree Corp. (a)	2,976	137,580
Cognizant Technology Solutions Corp. Class A (a)	4,353	319,989
CSG Systems International, Inc. (a)	1,455	33,640
Electronic Clearing House, Inc. (a)	664	6,720
Euronet Worldwide, Inc. (a)	1,179	31,927
ExlService Holdings, Inc.	811	15,409
Fiserv, Inc. (a)	5,174	240,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Forrester Research, Inc. (a)	952	$ 24,190
Gevity HR, Inc.	718	8,271
iGate Corp. (a)	2,404	19,929
Infocrossing, Inc. (a)	927	17,205
Infosys Technologies Ltd. sponsored ADR	3,338	159,256
infoUSA, Inc.	2,170	22,004
Integral Systems, Inc.	311	7,520
Lionbridge Technologies, Inc. (a)	1,724	7,068
ManTech International Corp. Class A (a)	600	21,456
Ness Technologies, Inc. (a)	963	10,718
Paychex, Inc.	11,633	516,854
PFSweb, Inc. (a)	546	792
RightNow Technologies, Inc. (a)	891	13,053
Sapient Corp. (a)	4,927	31,730
SI International, Inc. (a)	487	15,009
SM&A (a)	892	5,629
Sykes Enterprises, Inc. (a)	1,154	19,029
Syntel, Inc.	1,313	45,390
Telvent GIT SA	1,117	28,093
Zanett, Inc. (a)	2,978	1,876
		1,850,857
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,133	77,428
Semiconductors & Semiconductor Equipment - 9.7%
8X8, Inc. (a)(d)	4,857	6,120
Actel Corp. (a)	807	9,079
Advanced Analogic Technologies, Inc. (a)	1,350	12,272
Advanced Energy Industries, Inc. (a)	1,205	19,557
Altera Corp.	11,075	263,696
AMIS Holdings, Inc. (a)	2,159	22,389
Amkor Technology, Inc. (a)	5,653	65,123
ANADIGICS, Inc. (a)	1,824	30,023
Applied Materials, Inc.	42,986	918,181
Applied Micro Circuits Corp. (a)	10,285	29,312
ARM Holdings PLC sponsored ADR	1,658	14,789
ASE Test Ltd. (a)	3,551	41,778
ASM International NV (NASDAQ)	269	7,333
ASML Holding NV (NY Shares) (a)	4,925	146,125
Asyst Technologies, Inc. (a)	1,460	8,570
Atheros Communications, Inc. (a)	1,774	53,060
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	16,168	$ 85,690
ATMI, Inc. (a)	1,060	31,970
Axcelis Technologies, Inc. (a)	3,686	17,361
Broadcom Corp. Class A (a)	14,506	500,457
Brooks Automation, Inc. (a)	2,436	34,469
Cabot Microelectronics Corp. (a)	797	33,251
California Micro Devices Corp. (a)	1,179	4,633
Cambridge Display Technologies, Inc. (a)	785	9,334
Camtek Ltd. (a)	1,191	3,680
Cavium Networks, Inc.	943	26,442
Centillium Communications, Inc. (a)	1,412	2,090
Ceva, Inc. (a)	1,011	8,816
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)(d)	2,667	16,855
Cirrus Logic, Inc. (a)	3,314	22,568
Cohu, Inc.	718	14,209
Conexant Systems, Inc. (a)	14,881	16,667
Credence Systems Corp. (a)	3,352	9,855
Cree, Inc. (a)(d)	2,393	63,654
Cymer, Inc. (a)	1,168	46,300
Diodes, Inc. (a)	1,141	34,584
DSP Group, Inc. (a)	1,036	18,057
Eagle Test Systems, Inc. (a)	462	5,544
EMCORE Corp. (a)(d)	1,267	11,910
Entegris, Inc. (a)	4,209	39,733
Exar Corp. (a)	1,402	18,703
FEI Co. (a)	1,168	32,739
FormFactor, Inc. (a)	1,490	67,586
Genesis Microchip, Inc. (a)	1,179	9,385
Himax Technologies, Inc. sponsored ADR (a)	2,829	12,419
Hittite Microwave Corp. (a)	921	39,023
Ikanos Communications, Inc. (a)	1,488	8,705
Integrated Device Technology, Inc. (a)	6,225	97,359
Integrated Silicon Solution, Inc. (a)	1,222	7,576
Intel Corp.	180,175	4,639,506
Intersil Corp. Class A	4,483	149,374
IXYS Corp. (a)	1,323	13,495
KLA-Tencor Corp.	6,139	352,808
Kopin Corp. (a)	2,667	9,788
Kulicke & Soffa Industries, Inc. (a)	1,934	16,516
Lam Research Corp. (a)	3,819	204,813
Lanoptics Ltd. (a)	817	14,967
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lattice Semiconductor Corp. (a)	3,949	$ 19,706
Leadis Technology, Inc. (a)	841	2,767
Linear Technology Corp.	7,902	268,589
LTX Corp. (a)	1,877	7,658
Marvell Technology Group Ltd. (a)	17,927	297,050
Mattson Technology, Inc. (a)	1,763	18,564
Maxim Integrated Products, Inc.	9,966	299,080
Micrel, Inc.	3,178	34,799
Microchip Technology, Inc.	6,506	250,611
Microsemi Corp. (a)	2,071	52,521
Microtune, Inc. (a)	2,531	15,059
Mindspeed Technologies, Inc. (a)	3,093	5,258
MIPS Technologies, Inc. (a)	1,598	12,496
MKS Instruments, Inc. (a)	1,813	39,959
Monolithic Power Systems, Inc. (a)	1,360	27,853
MoSys, Inc. (a)	1,228	8,043
Nanometrics, Inc. (a)	793	6,019
Netlogic Microsystems, Inc. (a)	810	23,757
Nextest Systems Corp. (a)	580	6,513
Novellus Systems, Inc. (a)	4,050	110,849
NVE Corp. (a)	163	5,697
NVIDIA Corp. (a)	10,936	559,486
O2Micro International Ltd. sponsored ADR (a)	1,324	18,682
Omnivision Technologies, Inc. (a)	1,712	35,729
ON Semiconductor Corp. (a)	10,201	119,556
PDF Solutions, Inc. (a)	1,089	10,629
Pericom Semiconductor Corp. (a)	1,169	13,467
Photronics, Inc. (a)	1,140	13,201
Pixelworks, Inc. (a)	1,500	1,650
PLX Technology, Inc. (a)	1,302	14,088
PMC-Sierra, Inc. (a)	6,364	48,876
Power Integrations, Inc. (a)	856	23,959
Rambus, Inc. (a)	3,205	48,331
RF Micro Devices, Inc. (a)	6,238	37,116
Rudolph Technologies, Inc. (a)	878	11,265
Saifun Semiconductors Ltd. (a)	904	9,094
Semitool, Inc. (a)	1,399	13,528
Semtech Corp. (a)	2,440	43,530
Sigma Designs, Inc. (a)	1,085	45,906
SigmaTel, Inc. (a)	1,060	2,862
Silicon Image, Inc. (a)	2,636	15,236
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Laboratories, Inc. (a)	1,629	$ 60,143
Silicon Motion Technology Corp. sponsored ADR (a)	986	21,298
Silicon Storage Technology, Inc. (a)	3,381	10,549
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,236	34,916
SiRF Technology Holdings, Inc. (a)	1,526	25,728
Skyworks Solutions, Inc. (a)	4,699	37,075
Spansion, Inc. Class A (a)	4,185	38,084
Standard Microsystems Corp. (a)	600	21,588
STATS ChipPAC Ltd. sponsored ADR (a)	1,347	13,470
Supertex, Inc. (a)	564	20,225
Techwell, Inc. (a)	737	7,525
Tessera Technologies, Inc. (a)	1,486	54,432
Tower Semicondutor Ltd. (a)	3,483	4,737
Transwitch Corp. (a)	4,351	6,831
Trident Microsystems, Inc. (a)	1,502	22,124
TriQuint Semiconductor, Inc. (a)	5,035	22,204
Ultra Clean Holdings, Inc. (a)	850	12,699
Ultratech, Inc. (a)	831	11,908
Varian Semiconductor Equipment Associates, Inc. (a)	2,540	141,300
Veeco Instruments, Inc. (a)	1,072	18,867
Verigy Ltd. (a)	1,763	46,578
Vimicro International Corp. sponsored ADR (a)	452	2,228
Virage Logic Corp. (a)	1,047	7,109
Volterra Semiconductor Corp. (a)	1,037	11,262
White Electronic Designs Corp. (a)	997	5,354
Xilinx, Inc.	9,178	234,681
Zilog, Inc. (a)	2,046	7,693
Zoran Corp. (a)	1,503	25,957
		11,925,902
Software - 14.4%
ACI Worldwide, Inc.	1,277	33,176
Activision, Inc. (a)	8,214	160,091
Actuate Corp. (a)	3,093	21,929
Adobe Systems, Inc. (a)	18,133	775,186
Advent Software, Inc. (a)	967	38,748
Aladdin Knowledge Systems Ltd. (a)	427	9,121
Allot Communications Ltd.	767	4,702
Ansoft Corp. (a)	811	24,241
Ansys, Inc. (a)	2,357	78,087
Applix, Inc. (a)	841	12,279
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Aspen Technology, Inc. (a)	2,740	$ 35,949
Authentidate Holding Corp. (a)	1,951	2,575
Autodesk, Inc. (a)	7,196	333,319
BEA Systems, Inc. (a)	12,049	146,998
Blackbaud, Inc.	1,311	33,129
Blackboard, Inc. (a)	797	33,291
BladeLogic, Inc.	648	16,401
Borland Software Corp. (a)	2,831	12,909
Bottomline Technologies, Inc. (a)	858	11,308
Business Objects SA sponsored ADR (a)	2,011	88,303
Cadence Design Systems, Inc. (a)	8,572	186,184
Callidus Software, Inc. (a)	1,226	10,213
Captaris, Inc. (a)	2,187	11,722
Catapult Communications Corp. (a)	800	5,608
CDC Corp. Class A (a)	3,421	30,071
Check Point Software Technologies Ltd. (a)	7,080	166,097
Citrix Systems, Inc. (a)	5,593	203,306
Cognos, Inc. (a)	2,940	117,688
CommVault Systems, Inc.	1,301	24,784
Compuware Corp. (a)	10,000	81,100
Concur Technologies, Inc. (a)	1,217	32,591
Convera Corp. Class A (a)(d)	2,197	7,272
Corel Corp. (a)	667	8,524
DemandTec, Inc.	190	1,822
Descartes Systems Group, Inc. (a)	2,404	8,650
Digimarc Corp. (a)	794	7,130
ECtel Ltd. (a)	70	244
Electronic Arts, Inc. (a)	9,321	493,454
Epicor Software Corp. (a)	1,627	21,639
EPIQ Systems, Inc. (a)	980	15,905
eSpeed, Inc. Class A (a)	1,086	9,122
Evolving Systems, Inc. (a)	783	1,370
FalconStor Software, Inc. (a)	2,042	22,380
Glu Mobile, Inc.	751	6,263
Guidance Software, Inc.	667	7,897
i2 Technologies, Inc. (a)(d)	705	11,195
Informatica Corp. (a)	2,993	41,782
Interactive Intelligence, Inc. (a)	858	16,774
Intervoice, Inc. (a)	1,359	10,886
Intuit, Inc. (a)	10,431	284,871
Jack Henry & Associates, Inc.	2,856	74,941
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
JDA Software Group, Inc. (a)	1,071	$ 22,223
KongZhong Corp. sponsored ADR (a)	1,139	4,715
Lawson Software, Inc. (a)	6,100	59,841
Macrovision Corp. (a)	1,598	37,921
Magic Software Enterprises Ltd. (a)	2,209	4,904
Magma Design Automation, Inc. (a)	1,141	15,677
Majesco Entertainment Co. (a)	4,402	9,816
Manhattan Associates, Inc. (a)	1,000	28,880
Mentor Graphics Corp. (a)	2,287	31,927
MICROS Systems, Inc. (a)	1,229	74,158
Microsoft Corp.	296,830	8,527,898
MicroStrategy, Inc. Class A (a)	300	20,772
Monotype Imaging Holdings, Inc.	830	10,134
MSC.Software Corp. (a)	1,199	15,167
Napster, Inc. (a)	2,533	7,675
NDS Group PLC sponsored ADR (a)	587	28,910
Net 1 UEPS Technologies, Inc. (a)	1,597	39,462
NetScout Systems, Inc. (a)	2,018	18,767
Novell, Inc. (a)	11,202	83,343
Nuance Communications, Inc. (a)	5,233	98,380
OpenTV Corp. Class A (a)	3,663	4,799
Opnet Technologies, Inc. (a)	847	8,648
Opsware, Inc. (a)	2,874	40,696
Oracle Corp. (a)	159,785	3,240,440
Parametric Technology Corp. (a)	3,882	68,362
Pegasystems, Inc.	1,443	17,143
Pervasive Software, Inc. (a)	1,304	6,064
Phoenix Technologies Ltd. (a)	1,548	16,920
Plato Learning, Inc. (a)	1,238	3,986
Progress Software Corp. (a)	1,193	36,410
QAD, Inc.	1,324	10,777
Quality Systems, Inc.	1,012	37,292
Quest Software, Inc. (a)	2,999	43,665
Radiant Systems, Inc. (a)	1,059	15,938
Renaissance Learning, Inc. (d)	1,068	12,186
Retalix Ltd. (a)	644	10,252
Secure Computing Corp. (a)	1,789	16,065
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	902	26,934
Smith Micro Software, Inc. (a)	1,068	17,611
Sonic Foundry, Inc. (a)	2,653	5,611
Sonic Solutions, Inc. (a)	776	5,898
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Sourcefire, Inc.	739	$ 7,080
SourceForge, Inc. (a)	2,595	6,643
SPSS, Inc. (a)	809	32,967
SumTotal Systems, Inc. (a)	1,359	8,344
Symantec Corp. (a)	28,194	530,329
Synchronoss Technologies, Inc. (a)	933	32,412
Synopsys, Inc. (a)	4,302	117,531
Synplicity, Inc. (a)	1,710	11,166
Take-Two Interactive Software, Inc. (a)(d)	1,989	31,784
Taleo Corp. Class A (a)	573	13,208
The9 Ltd. sponsored ADR (a)	355	12,631
THQ, Inc. (a)	1,824	52,513
TIBCO Software, Inc. (a)	7,174	56,746
Ultimate Software Group, Inc. (a)	813	25,309
Unica Corp. (a)	784	8,012
Vasco Data Security International, Inc. (a)	1,214	38,022
Veraz Networks, Inc.	1,165	7,246
Wind River Systems, Inc. (a)	2,725	28,749
		17,600,186
TOTAL INFORMATION TECHNOLOGY		61,974,280
MATERIALS - 1.2%
Chemicals - 0.3%
A. Schulman, Inc.	1,179	25,396
Altair Nanotechnologies, Inc. (a)(d)	2,246	7,187
Hawkins, Inc.	454	6,547
ICO, Inc. (a)	915	10,504
Innophos Holdings, Inc.	464	6,835
Innospec, Inc.	816	20,269
Landec Corp. (a)	873	11,786
Methanex Corp.	3,585	80,319
Pioneer Companies, Inc. (a)	431	15,089
Sigma Aldrich Corp.	4,037	180,858
Symyx Technologies, Inc. (a)	1,108	9,917
Zoltek Companies, Inc. (a)	902	37,244
		411,951
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,121	$ 8,912
United States Lime & Minerals, Inc. (a)	276	9,541
		18,453
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	332	12,291
Caraustar Industries, Inc. (a)	1,484	5,506
Silgan Holdings, Inc.	1,253	64,016
Smurfit-Stone Container Corp. (a)	7,735	81,682
		163,495
Metals & Mining - 0.8%
Aber Diamond Corp.	1,821	64,922
Anglo American PLC ADR	3,901	111,647
Century Aluminum Co. (a)	1,244	61,180
Chaparral Steel Co.	1,617	138,254
Claymont Steel Holdings, Inc.	694	14,539
DRDGOLD Ltd. sponsored ADR (a)	548	3,063
Haynes International, Inc. (a)	342	28,567
Horsehead Holding Corp.	770	14,530
Kaiser Aluminum Corp.	653	44,352
Lihir Gold Ltd. sponsored ADR	509	12,934
NN, Inc.	846	8,688
Northwest Pipe Co. (a)	386	14,390
Novamerican Steel, Inc. (a)	350	17,542
Olympic Steel, Inc.	496	12,117
Pan American Silver Corp. (a)	2,329	58,062
Randgold Resources Ltd. sponsored ADR	1,676	40,140
Royal Gold, Inc.	776	21,542
Schnitzer Steel Industries, Inc. Class A	612	35,759
ShengdaTech, Inc. (a)	1,001	4,995
Silver Standard Resources, Inc. (a)	2,033	59,384
Steel Dynamics, Inc.	2,937	127,407
Universal Stainless & Alloy Products, Inc. (a)	303	9,823
Wheeling Pittsburgh Corp. (a)	398	7,212
		911,049
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	750	6,705
TOTAL MATERIALS		1,511,653
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc.	1,332	$ 18,195
Arbinet-thexchange, Inc. (a)	747	3,892
Aruba Networks, Inc.	2,345	42,374
Atlantic Tele-Network, Inc.	453	15,166
Cbeyond, Inc. (a)	893	34,702
Cogent Communications Group, Inc. (a)	1,779	44,422
Consolidated Communications Holdings, Inc.	808	15,013
CT Communications, Inc.	880	27,720
D&E Communications, Inc.	991	14,102
Eschelon Telecom, Inc. (a)	713	21,390
General Communications, Inc. Class A (a)	1,827	23,112
Gilat Satellite Networks Ltd. (a)	1,026	9,644
Global Crossing Ltd. (a)	1,072	20,411
Globalstar, Inc. (d)	1,845	17,159
Golden Telecom, Inc.	1,132	77,667
HickoryTech Corp.	1,135	10,714
Level 3 Communications, Inc. (a)(d)	45,669	238,849
North Pittsburgh Systems, Inc.	797	18,403
NTELOS Holdings Corp.	1,454	38,938
PAETEC Holding Corp. (a)	2,725	32,509
Shenandoah Telecommunications Co.	546	11,215
SureWest Communications	564	16,362
Telefonos de Mexico SA de CV Series A sponsored ADR	133	4,708
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	4,265	93,617
Warwick Valley Telephone Co.	466	6,319
		856,603
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series A sponsored ADR	249	14,997
Centennial Communications Corp. Class A (a)	3,229	30,353
Clearwire Corp.	4,031	86,263
Dobson Communications Corp. Class A (a)	5,300	66,939
FiberTower Corp. (a)	5,119	19,247
ICO Global Communications Holdings Ltd. Class A (a)	4,330	15,242
InPhonic, Inc. (a)(d)	1,422	4,749
IPCS, Inc.	461	15,619
Leap Wireless International, Inc. (a)	2,078	150,655
Millicom International Cellular SA (a)	3,178	268,001
NII Holdings, Inc. (a)	5,406	428,047
Rural Cellular Corp. Class A (a)	623	26,764
SBA Communications Corp. Class A (a)	3,118	101,553
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Terrestar Corp. (a)	2,635	$ 23,979
USA Mobility, Inc.	1,096	20,221
Wireless Facilities, Inc. (a)	2,595	6,591
		1,279,220
TOTAL TELECOMMUNICATION SERVICES		2,135,823
UTILITIES - 0.1%
Electric Utilities - 0.0%
Enernoc, Inc.	442	15,762
MGE Energy, Inc.	528	17,392
Otter Tail Corp.	979	35,734
		68,888
Gas Utilities - 0.0%
EnergySouth, Inc.	270	13,011
Independent Power Producers & Energy Traders - 0.0%
Ocean Power Technologies, Inc. (a)	468	5,850
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,095	29,390
Water Utilities - 0.1%
Artesian Resources Corp. Class A	537	10,364
Cadiz, Inc. (a)	445	8,869
Connecticut Water Service, Inc.	368	8,648
Consolidated Water Co., Inc.	574	16,939
Middlesex Water Co.	418	7,838
Pure Cycle Corp. (a)	1,252	9,503
Southwest Water Co.	1,287	17,992
		80,153
TOTAL UTILITIES		197,292
TOTAL COMMON STOCKS (Cost $130,853,346)		120,858,297
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.81% to 4.8% 9/27/07 (e) (Cost $119,607)	$ 120,000	119,699
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	1,535,952	$ 1,535,952
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	1,767,652	1,767,652
TOTAL MONEY MARKET FUNDS (Cost $3,303,604)		3,303,604
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $134,276,557)		124,281,600
NET OTHER ASSETS - (1.4)%		(1,713,091)
NET ASSETS - 100%		$ 122,568,509
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
45 NASDAQ 100 E-Mini Index Contracts	Sept. 2007	$ 1,795,275	$ 39,498
The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $119,699.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,474
Fidelity Securities Lending Cash Central Fund	65,491
Total	$ 88,965
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $134,301,728. Net unrealized depreciation aggregated $10,020,128, of which $7,734,877 related to appreciated investment securities and $17,755,005 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007